ANNUAL REPORT OCTOBER 31, 2001

                        JPMorgan Funds

                        FIXED INCOME FUNDS

                        Bond Fund

                        Short Term Bond Fund

                        Global Strategic Income Fund

                        Bond Fund II

                        Short Term Bond Fund II

                        Intermediate Bond Fund

                        Strategic Income Fund

                        U.S. Treasury Income Fund

                        [LOGO OF JPMorgan Fleming]
                        Asset Management

CONTENTS

President's Letter                                  1

JPMorgan Bond Fund
Fund Commentary                                     3

JPMorgan Short Term Bond Fund
Fund Commentary                                     5

JPMorgan Global Strategic Income Fund
Fund Commentary                                     8

JPMorgan Bond Fund II
Fund Commentary                                    11

JPMorgan Short Term Bond Fund II
Fund Commentary                                    13

JPMorgan Intermediate Bond Fund
Fund Commentary                                    16

JPMorgan Strategic Income Fund
Fund Commentary                                    18

JPMorgan U.S. Treasury Income Fund
Fund Commentary                                    21

Portfolios of Investments                          23

Financial Statements                               80

Notes to Financial Statements                      86

HIGHLIGHTS

- U.S. economy has entered recession and shows little sign of near-term improvement.

- Federal Reserve cuts short-term interest rates to 2% between January and mid-November.

- Fiscal policy, with unusual bipartisan support, favors helping the U.S.
  economy.

- Volatile bond market rewards investments in high-quality issues.

- Municipal bond market flooded with short-term issues in wake of terrorist attacks.

- Treasury bond yields shrink in relation to investment-grade corporate bonds, emerging markets debt and high yield securities.

- U.S. Treasury suspends issuance of the 30-year bond.

NOT FDIC INSURED May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN FIXED INCOME FUNDS

PRESIDENT'S LETTER
                                                                December 3, 2001
Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Fixed Income Funds for the year ended October 31, 2001. Inside you'll find in-depth information on some of our fixed income funds along with updates from the portfolio management team.

U.S. ECONOMY ENTERS RECESSION

The terrorist attacks of September 11th horrified and saddened us all. They also nudged the U.S. economy into a recession. The Federal Reserve Board's accommodative monetary policy, which seemed to be setting the stage for a mild recovery in 2002, could not overcome the combined weight of the attacks, poor corporate earnings, and a decline in payroll employment, industrial production and consumer confidence.

When the reporting period began in November 2000, the U.S. economy was weakening noticeably, yet the Fed still maintained a tightening bias. Job claims slowed while claims for unemployment benefits rose. Retail sales had dropped as consumer confidence softened. Manufacturing output declined. Investors sought safety in fixed income securities as volatility in the stock market persisted. In response to these factors and the prospect that the Fed might cut interest rates, the U.S. bond market rallied toward the end of 2000.

As expected, the Fed faced multiple recession risks and the threat of inflation, moved to an easing bias on its monetary policy in December, then surprised the market by lowering the Federal funds rate half a percentage point in early January and another half a percent the same month. By the middle of November, the Fed funds rate stood at 2%, down a total of 4.5% since the beginning of the 2001. The Fed's accommodative posture made the extended sectors particularly attractive. When the Fed eases, emerging markets debt and high yield issues offer a higher yield than Treasuries.

ECONOMIC RECOVERY DELAYED

In August, the U.S. economy--albeit fragile--showed signs of strengthening. A rebound was predicted by early 2002. These hopes were dashed in September when economic data showed a major decline in employment, industrial production and consumer confidence. Then came the terrorist attacks of September 11, delaying any recovery. Still economic prospects remain positive. Our fixed income team believes that the Fed will do whatever it takes to get the economy moving. A united Congress seems inclined to rise above partisan squabbles and provide needed economic stimulus. Furthermore, as energy costs drop and interest rates remain low, consumer spending may rebound.

On the last day of the period, the U.S. Treasury announced that it would suspend the issuance of the 30-year Treasury ("the long bond"). The market responded with a major rally, driving down long-term interest rates. Many observers thought that the long-awaited drop in long-term rates had occurred. Despite Fed easing, long-term rates have remained remarkably high. Rates dropped further after the Fed's tenth interest rate cut in early November. However, they have since rebounded, hinting that a recovery may come earlier in 2002 than expected. The bond market, after all, looks to the future.

FUND FAMILIES REORGANIZED

The two JPMorgan fund families have been successfully reorganized into a single fund complex with a multiple share class structure. The following changes were effective as of close of business on September 7, 2001:

- J.P. Morgan Bond Fund, J.P. Morgan Institutional Bond Fund, J.P. Morgan Bond Fund - Ultra were reorganized to JPMorgan Bond Fund.

- J.P. Morgan Global Strategic Income Fund and J.P. Morgan Institutional Global Strategic Income Fund were reorganized to JPMorgan Global Strategic Income Fund.

- J.P. Morgan Short Term Bond Fund and J.P. Morgan Institutional Short Term Bond Fund were reorganized to JPMorgan Short Term Bond Fund.

GOING FORWARD

And what will that future bring? These are challenging times, but your portfolio managers are doing an excellent job maintaining good performance. Going forward, they will continue to focus on preservation of principal while trying to obtain the highest possible yields in this low interest rate environment. The portfolio management team and all of us at JPMorgan Fleming Asset Management thank you for your continued investment and anticipate serving your investment needs for many years to come.
Sincerely,

/s/ George Gatch

George Gatch
President
JPMorgan Funds

JPMORGAN BOND FUND
As of October 31, 2001

HOW THE FUND PERFORMED

JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity had a total return of 13.46% (Class I Shares) for the year ended October 31, 2001. This compares to the 14.61% return from the Salomon Smith Barney Broad Investment Grade Bond Index.

HOW THE FUND WAS MANAGED

In October, as the reporting period ended, U.S. interest rate markets continued to produce solid absolute returns. The month capped one of the most dramatic and eventful 12-month periods in recent memory. When the reporting period began in November 2000, the Federal Reserve Board still had a tightening bias, despite signs that the U.S. economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued to reduce rates, taking the federal funds rate from 6.5% to 2.5% by the end of October. (The rate was subsequently lowered to 2%.)

As summer progressed, the economy appeared to be stabilizing due in part to the Fed's easing stance and the fiscal stimulus provided by the federal government. In August, the leading indicators suggested that the economy might find a path to a modest recovery by the beginning of 2002. However, in early September, economic data showed a sharp downturn in payroll employment, industrial production and consumer confidence. The terrorist attacks on September 11 exacerbated these trends by disrupting normal business activities and making businesses and consumers more cautious.

Throughout the reporting period, performance was driven by the decline in interest rates and deteriorating conditions in the credit markets. We maintained a long duration position, extending duration in the short maturities immediately after the attacks. By the end of October, they were concentrated in both the short maturities and long bonds. We hold a modest overweight in investment-grade corporate bonds with holdings in the more liquid autos, finance and telecom. We are underweight property and casualty insurers. In the residential mortgage sector, we have moved to a neutral position, but have maintained a strategic overweight to non-call mortgages (i.e., commercial, multi-family and co-op debt).

LOOKING AHEAD

We believe the Federal Reserve will continue to support the weakened economy by reducing the federal funds rate to 1.75% by the end of the year. Additional stimulus will be provided by fiscal means. Lower long-term Treasury yields, driven by the halt in the issuance of the long bond, will also benefit consumers and corporations. However, until there is more evidence of an economic rebound, the risk sectors will remain volatile. We plan to maintain a long duration position until interest rates decline to a level consistent with economic fundamentals. Our team will actively manage credit sector exposure to reduce risk, but will not liquidate positions priced below their fundamental value.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                 1 YEAR        5 YEARS        10 YEARS
-------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE          13.42%         7.36%           7.46%
   WITH SALES CHARGE*             8.36%         6.38%           6.96%
-------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                  13.30%         7.34%           7.45%
   WITH CDSC**                    8.30%         7.03%           7.45%
-------------------------------------------------------------------------
 CLASS I SHARES                  13.46%         7.37%           7.46%
-------------------------------------------------------------------------
 SELECT SHARES                   13.32%         7.18%           7.29%
-------------------------------------------------------------------------
 ULTRA SHARES                    13.63%         7.49%           7.52%
-------------------------------------------------------------------------

[CHART OF 10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)]


                               JPMorgan                     Salomon Smith Barney Broad      Lipper Intermediate Investment
                               Bond Fund (Class I)          Investment Grade Bond Index     Grade Debt Funds Index
       10/31/91                $3,000,000                   $3,000,000                      $3,000,000
       11/30/91                $3,030,600                   $3,028,200                      $3,030,300
       12/31/91                $3,125,761                   $3,118,743                      $3,125,754
        1/31/92                $3,068,559                   $3,078,823                      $3,087,933
        2/29/92                $3,083,289                   $3,098,836                      $3,100,593
        3/31/92                $3,069,105                   $3,082,412                      $3,088,811
        4/30/92                $3,085,065                   $3,105,838                      $3,109,815
        5/31/92                $3,140,596                   $3,162,675                      $3,163,615
        6/30/92                $3,194,300                   $3,207,585                      $3,211,069
        7/31/92                $3,269,366                   $3,271,095                      $3,286,208
        8/31/92                $3,299,771                   $3,307,404                      $3,313,812
        9/30/92                $3,346,958                   $3,346,101                      $3,357,886
       10/31/92                $3,277,341                   $3,302,602                      $3,310,204
       11/30/92                $3,268,820                   $3,303,923                      $3,301,266
       12/31/92                $3,326,351                   $3,355,464                      $3,350,455
        1/31/93                $3,394,209                   $3,423,244                      $3,419,140
        2/28/93                $3,451,232                   $3,481,439                      $3,484,445
        3/31/93                $3,462,276                   $3,495,017                      $3,499,428
        4/30/93                $3,491,705                   $3,522,628                      $3,526,374
        5/31/93                $3,491,356                   $3,524,741                      $3,524,611
        6/30/93                $3,560,135                   $3,591,711                      $3,588,759
        7/31/93                $3,581,496                   $3,612,184                      $3,604,908
        8/31/93                $3,645,963                   $3,673,952                      $3,670,157
        9/30/93                $3,660,182                   $3,686,444                      $3,681,901
       10/31/93                $3,671,895                   $3,697,872                      $3,696,261
       11/30/93                $3,640,317                   $3,666,810                      $3,665,582
       12/31/93                $3,657,062                   $3,687,344                      $3,685,009
        1/31/94                $3,705,701                   $3,737,123                      $3,731,809
        2/28/94                $3,642,704                   $3,675,087                      $3,662,397
        3/31/94                $3,569,850                   $3,583,945                      $3,583,290
        4/30/94                $3,537,722                   $3,557,065                      $3,553,907
        5/31/94                $3,543,736                   $3,556,709                      $3,547,154
        6/30/94                $3,531,687                   $3,549,240                      $3,540,769
        7/31/94                $3,595,610                   $3,616,676                      $3,597,068
        8/31/94                $3,599,206                   $3,620,654                      $3,603,542
        9/30/94                $3,556,735                   $3,568,517                      $3,562,822
       10/31/94                $3,549,622                   $3,564,948                      $3,558,547
       11/30/94                $3,538,263                   $3,555,323                      $3,548,939
       12/31/94                $3,557,724                   $3,582,343                      $3,566,329
        1/31/95                $3,617,493                   $3,656,498                      $3,626,599
        2/28/95                $3,699,972                   $3,742,060                      $3,703,483
        3/31/95                $3,729,572                   $3,763,764                      $3,727,926
        4/30/95                $3,782,905                   $3,815,327                      $3,776,762
        5/31/95                $3,939,895                   $3,966,796                      $3,909,327
        6/30/95                $3,964,717                   $3,994,563                      $3,933,955
        7/31/95                $3,949,651                   $3,986,574                      $3,925,301
        8/31/95                $3,999,022                   $4,032,420                      $3,971,227
        9/30/95                $4,040,211                   $4,070,325                      $4,008,953
       10/31/95                $4,098,795                   $4,124,867                      $4,061,471
       11/30/95                $4,156,588                   $4,189,215                      $4,121,987
       12/31/95                $4,213,533                   $4,247,026                      $4,177,221
        1/31/96                $4,242,606                   $4,275,906                      $4,204,791
        2/29/96                $4,162,845                   $4,203,215                      $4,131,627
        3/31/96                $4,138,284                   $4,172,952                      $4,103,119
        4/30/96                $4,109,316                   $4,142,072                      $4,079,321
        5/31/96                $4,097,810                   $4,140,001                      $4,073,202
        6/30/96                $4,149,443                   $4,193,407                      $4,120,451
        7/31/96                $4,154,422                   $4,204,730                      $4,131,989
        8/31/96                $4,150,268                   $4,198,422                      $4,127,857
        9/30/96                $4,219,577                   $4,271,475                      $4,196,792
       10/31/96                $4,312,408                   $4,367,583                      $4,285,344
       11/30/96                $4,378,819                   $4,439,648                      $4,359,481
       12/31/96                $4,352,108                   $4,400,579                      $4,320,681
        1/31/97                $4,371,257                   $4,417,302                      $4,334,075
        2/28/97                $4,385,682                   $4,422,161                      $4,344,910
        3/31/97                $4,337,001                   $4,377,497                      $4,298,420
        4/30/97                $4,397,286                   $4,440,095                      $4,357,308
        5/31/97                $4,439,939                   $4,481,832                      $4,396,088
        6/30/97                $4,496,327                   $4,535,166                      $4,447,962
        7/31/97                $4,613,231                   $4,658,069                      $4,565,833
        8/31/97                $4,574,019                   $4,618,009                      $4,524,284
        9/30/97                $4,641,257                   $4,685,894                      $4,589,434
       10/31/97                $4,690,454                   $4,752,902                      $4,644,507
       11/30/97                $4,707,340                   $4,775,241                      $4,657,976
       12/31/97                $4,755,825                   $4,823,948                      $4,700,364
        1/31/98                $4,810,517                   $4,886,177                      $4,762,878
        2/28/98                $4,812,441                   $4,882,757                      $4,756,210
        3/31/98                $4,838,429                   $4,901,800                      $4,773,808
        4/30/98                $4,859,718                   $4,927,289                      $4,796,245
        5/31/98                $4,905,399                   $4,974,591                      $4,839,411
        6/30/98                $4,940,227                   $5,015,383                      $4,878,127
        7/31/98                $4,950,108                   $5,025,915                      $4,887,883
        8/31/98                $5,005,054                   $5,102,812                      $4,953,869
        9/30/98                $5,114,665                   $5,223,238                      $5,064,836
       10/31/98                $5,074,770                   $5,200,161                      $5,023,811
       11/30/98                $5,100,144                   $5,228,788                      $5,048,930
       12/31/98                $5,114,935                   $5,245,058                      $5,070,640
        1/31/99                $5,145,113                   $5,283,892                      $5,102,078
        2/28/99                $5,050,957                   $5,191,259                      $5,011,261
        3/31/99                $5,096,921                   $5,220,960                      $5,050,850
        4/30/99                $5,122,405                   $5,238,305                      $5,068,023
        5/31/99                $5,058,888                   $5,190,338                      $5,016,329
        6/30/99                $5,025,499                   $5,172,455                      $4,999,274
        7/31/99                $5,007,910                   $5,151,964                      $4,981,776
        8/31/99                $4,999,396                   $5,148,203                      $4,976,296
        9/30/99                $5,044,891                   $5,209,831                      $5,031,036
       10/31/99                $5,075,665                   $5,225,641                      $5,038,582
       11/30/99                $5,090,892                   $5,225,334                      $5,044,629
       12/31/99                $5,085,801                   $5,201,543                      $5,021,423
        1/31/00                $5,064,440                   $5,186,807                      $5,003,346
        2/29/00                $5,124,201                   $5,247,361                      $5,057,883
        3/31/00                $5,187,228                   $5,315,436                      $5,120,095
        4/30/00                $5,151,437                   $5,299,626                      $5,088,350
        5/31/00                $5,140,103                   $5,294,944                      $5,079,191
        6/30/00                $5,240,335                   $5,405,613                      $5,186,870
        7/31/00                $5,269,157                   $5,454,962                      $5,230,958
        8/31/00                $5,360,314                   $5,532,937                      $5,303,669
        9/30/00                $5,394,084                   $5,570,390                      $5,338,673
       10/31/00                $5,422,672                   $5,605,847                      $5,357,358
       11/30/00                $5,514,315                   $5,696,792                      $5,442,540
       12/31/00                $5,642,799                   $5,804,469                      $5,552,479
        1/31/01                $5,749,448                   $5,900,019                      $5,650,203
        2/28/01                $5,790,844                   $5,952,361                      $5,704,445
        3/31/01                $5,804,742                   $5,983,520                      $5,726,692
        4/30/01                $5,751,919                   $5,955,431                      $5,695,768
        5/31/01                $5,793,333                   $5,994,495                      $5,731,082
        6/30/01                $5,808,975                   $6,014,296                      $5,752,287
        7/31/01                $5,920,507                   $6,153,208                      $5,892,068
        8/31/01                $5,989,777                   $6,221,129                      $5,956,880
        9/30/01                $6,009,543                   $6,297,877                      $6,002,748
       10/31/01                $6,151,400                   $6,424,970                      $6,125,204

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
*  Sales charge on Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

The Fund commenced operations on 7/26/93. Information presented prior to the Fund's introduction is based on the historical expenses of its predecessor account, J. P. Morgan Bond Fund, dating back to 10/31/91.

Select Shares were introduced on 9/10/01. The information presented for Select Shares prior to their introduction is based on the historical expenses of its predecessor account, J. P. Morgan Bond Fund.

Class A, B and Ultra Shares were introduced on 9/10/01. The information presented for A and B Shares prior to their introduction is based on the historical expenses of Select Shares and its predecessor account, J.P. Morgan Bond Fund, which are lower than the actual expenses of the A and B Shares. The information presented for Ultra Shares prior to their introduction is based on the historical expenses of its predecessor account, J.P. Morgan Institutional Bond Fund - Ultra and the J.P. Morgan Institutional Bond Fund which are lower than the actual expenses of the Ultra Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Class I Shares of JPMorgan Bond Fund, the Salomon Smith Barney Investment Grade Bond Index and the Lipper Intermediate Investment Grade Debt Funds Index from October 31, 1991 to October 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Salomon Smith Barney Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds.

The Lipper Intermediate Investment Grade Debt Funds Index represents the performance of the 30 largest intermediate investment grade debt mutual funds. The index is unmanaged and reflects reinvestment of dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest in the indices.
                                   (UNAUDITED)

JPMORGAN SHORT-TERM BOND FUND
As of October 31, 2001

HOW THE FUND PERFORMED

The Fund seeks to provide high total return consistent with low volatility of principal. During the year ended October 31, 2001, the JPMorgan Short Term Bond Fund had a total return of 10.70% (Class I Shares), which compares to the 10.83% return from the Merrill Lynch 1-3 Year Treasury Index.

HOW THE FUND WAS MANAGED

In October 2001, as the reporting period ended, U.S. interest rate markets continued to produce solid returns. The month capped one of the most dramatic and eventful 12-month periods in recent memory. When the period began in November 2000, the Federal Reserve Board still maintained a tightening bias, despite signs that the economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued to reduce rates, taking the federal funds rate from 6.5% to 2.5% by the end of October. (Subsequently, the rate was lowered to 2%.)

As summer progressed, the economy appeared to stabilize, due in part to the Fed's easing stance and the fiscal stimulus provided by the federal government. In August, leading indicators suggested that the economy might find a path to a modest recovery by the beginning of 2002. However, in early September, economic data showed a sharp downturn in employment, industrial production, and consumer confidence. The terrorist attacks in September exacerbated these trends by disrupting normal business activity, causing corporations and consumers to be more cautious.

Throughout the reporting period, performance was driven by the decline in interest rates and deteriorating conditions in the credit markets. We actively managed duration to take advantage of changes in the yield curve and used opportunities in the market to make tactical moves. As interest rates fell, the yield curve steepened dramatically, providing an opportunity to upgrade credit quality and call protection. The sale of agencies and the purchase of asset-backed securities also enhanced fund performance during the first half of the period.

In February, widening credit spreads initially hurt the fund. However, volatility was reduced by selling 5-year telecommunication bonds and replacing them with 2- to 3-year bank floating rate notes. In addition, the team sold 2- and 5-year fixed rate agencies to buy 3-year fixed rate agencies, which were more attractive. Finally, exposure to credit spread volatility was further reduced by selling 5-year fixed rate corporate positions to purchase Treasury securities, taking profits on banking paper and selling auto issues on expectations of further sector weakness.

                                  (UNAUDITED)

LOOKING AHEAD

We believe the Federal Reserve will continue to support the weakened economy by reducing the federal funds rate to 1.75% by year-end. Additional stimulus will be provided by fiscal means. Lower long-term Treasury yields, driven by the halt in the issuance of the 30-year bond, will also benefit consumers and corporations. However, until there is more evidence of an economic rebound, credit sectors will remain volatile. We plan to maintain a long duration position until interest rates decline to a level consistent with economic fundamentals. We will actively manage credit sector exposure to reduce risk, but will not liquidate positions priced below their fundamental value.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE
                                                               INCEPTION
                                 1 YEAR        5 YEARS          7/13/93
----------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE          10.40%         6.49%           5.88%
   WITH SALES CHARGE*             8.70%         6.17%           5.69%
----------------------------------------------------------------------------
 CLASS I SHARES                  10.70%         6.55%           5.91%
----------------------------------------------------------------------------
 SELECT SHARES                   10.39%         6.27%           5.68%
----------------------------------------------------------------------------

[CHART OF LIFE OF FUND PERFORMANCE (07/13/93 TO 10/31/01)]

                               JPMorgan Short             Merrill Lynch                    Lipper Short-Term Investment
                               Term Bond Fund (Class I)   1-3 Year Treasury Index          Grade Debt Funds Index
        6/30/93                $3,000,000                 $3,000,000                       $3,000,000
        7/31/93                $2,996,100                 $3,006,972                       $3,006,000
        8/31/93                $3,019,170                 $3,033,207                       $3,045,379
        9/30/93                $3,025,510                 $3,043,048                       $3,055,733
       10/31/93                $3,025,510                 $3,049,010                       $3,059,705
       11/30/93                $3,026,418                 $3,049,780                       $3,051,750
       12/31/93                $3,036,708                 $3,061,017                       $3,063,652
        1/31/94                $3,055,535                 $3,080,682                       $3,089,080
        2/28/94                $3,041,480                 $3,060,987                       $3,060,352
        3/31/94                $3,022,623                 $3,045,743                       $3,026,994
        4/30/94                $3,009,323                 $3,034,951                       $3,009,437
        5/31/94                $3,012,032                 $3,039,246                       $3,010,641
        6/30/94                $3,021,971                 $3,048,246                       $3,012,448
        7/31/94                $3,042,218                 $3,074,462                       $3,041,668
        8/31/94                $3,053,779                 $3,085,284                       $3,051,706
        9/30/94                $3,046,450                 $3,078,294                       $3,035,837
       10/31/94                $3,052,238                 $3,085,212                       $3,037,355
       11/30/94                $3,041,860                 $3,071,466                       $3,024,294
       12/31/94                $3,047,944                 $3,078,420                       $3,035,787
        1/31/95                $3,083,300                 $3,121,264                       $3,075,555
        2/28/95                $3,124,617                 $3,164,150                       $3,125,687
        3/31/95                $3,144,302                 $3,181,800                       $3,143,816
        4/30/95                $3,173,858                 $3,210,146                       $3,175,568
        5/31/95                $3,233,209                 $3,266,218                       $3,253,687
        6/30/95                $3,249,699                 $3,283,802                       $3,275,162
        7/31/95                $3,256,198                 $3,297,397                       $3,280,730
        8/31/95                $3,278,991                 $3,317,020                       $3,305,991
        9/30/95                $3,298,337                 $3,333,136                       $3,327,480
       10/31/95                $3,321,096                 $3,361,277                       $3,360,755
       11/30/95                $3,350,654                 $3,390,983                       $3,397,051
       12/31/95                $3,377,124                 $3,417,025                       $3,428,644
        1/31/96                $3,406,167                 $3,446,056                       $3,454,016
        2/29/96                $3,383,346                 $3,431,474                       $3,431,219
        3/31/96                $3,388,759                 $3,428,430                       $3,417,837
        4/30/96                $3,390,453                 $3,431,306                       $3,413,394
        5/31/96                $3,401,981                 $3,438,344                       $3,414,077
        6/30/96                $3,425,114                 $3,463,027                       $3,441,389
        7/31/96                $3,434,362                 $3,476,664                       $3,452,746
        8/31/96                $3,447,413                 $3,488,575                       $3,457,235
        9/30/96                $3,478,440                 $3,520,236                       $3,498,721
       10/31/96                $3,520,529                 $3,559,873                       $3,549,803
       11/30/96                $3,548,341                 $3,587,136                       $3,588,851
       12/31/96                $3,549,405                 $3,587,148                       $3,576,290
        1/31/97                $3,567,507                 $3,603,986                       $3,593,813
        2/28/97                $3,578,210                 $3,612,282                       $3,601,001
        3/31/97                $3,578,568                 $3,610,880                       $3,584,797
        4/30/97                $3,603,976                 $3,640,399                       $3,619,211
        5/31/97                $3,629,564                 $3,665,238                       $3,644,183
        6/30/97                $3,652,067                 $3,690,473                       $3,674,430
        7/31/97                $3,690,049                 $3,731,025                       $3,732,853
        8/31/97                $3,694,108                 $3,734,472                       $3,721,655
        9/30/97                $3,724,769                 $3,762,812                       $3,759,616
       10/31/97                $3,740,413                 $3,790,767                       $3,791,196
       11/30/97                $3,748,642                 $3,799,983                       $3,797,262
       12/31/97                $3,775,632                 $3,825,940                       $3,824,223
        1/31/98                $3,817,919                 $3,863,093                       $3,866,289
        2/28/98                $3,821,737                 $3,866,414                       $3,864,743
        3/31/98                $3,837,024                 $3,882,133                       $3,879,429
        4/30/98                $3,856,593                 $3,900,294                       $3,897,274
        5/31/98                $3,879,347                 $3,921,090                       $3,922,996
        6/30/98                $3,894,476                 $3,941,465                       $3,944,965
        7/31/98                $3,917,843                 $3,959,897                       $3,959,167
        8/31/98                $3,945,268                 $4,009,677                       $4,009,052
        9/30/98                $4,015,494                 $4,062,796                       $4,079,612
       10/31/98                $4,017,100                 $4,082,744                       $4,071,044
       11/30/98                $4,022,322                 $4,079,170                       $4,075,523
       12/31/98                $4,041,629                 $4,093,572                       $4,092,640
        1/31/99                $4,064,262                 $4,108,425                       $4,112,284
        2/28/99                $4,045,973                 $4,089,722                       $4,070,750
        3/31/99                $4,077,532                 $4,118,122                       $4,103,316
        4/30/99                $4,092,211                 $4,131,386                       $4,115,626
        5/31/99                $4,077,888                 $4,128,727                       $4,091,344
        6/30/99                $4,071,363                 $4,141,601                       $4,092,981
        7/31/99                $4,077,470                 $4,154,715                       $4,088,478
        8/31/99                $4,092,149                 $4,166,741                       $4,093,385
        9/30/99                $4,123,250                 $4,193,811                       $4,130,225
       10/31/99                $4,138,506                 $4,204,970                       $4,138,899
       11/30/99                $4,158,784                 $4,212,923                       $4,147,590
       12/31/99                $4,171,261                 $4,218,957                       $4,141,369
        1/31/00                $4,175,015                 $4,217,387                       $4,130,187
        2/29/00                $4,195,890                 $4,245,480                       $4,159,924
        3/31/00                $4,206,380                 $4,271,804                       $4,195,284
        4/30/00                $4,226,991                 $4,282,911                       $4,190,250
        5/31/00                $4,245,167                 $4,300,514                       $4,204,915
        6/30/00                $4,267,666                 $4,345,153                       $4,251,590
        7/31/00                $4,295,406                 $4,372,614                       $4,277,950
        8/31/00                $4,314,306                 $4,404,928                       $4,309,179
        9/30/00                $4,350,546                 $4,436,555                       $4,348,392
       10/31/00                $4,365,338                 $4,460,380                       $4,361,438
       11/30/00                $4,420,778                 $4,502,575                       $4,401,127
       12/31/00                $4,472,501                 $4,556,291                       $4,447,779
        1/31/01                $4,510,517                 $4,613,381                       $4,510,937
        2/28/01                $4,546,150                 $4,643,368                       $4,542,514
        3/31/01                $4,578,428                 $4,682,094                       $4,575,220
        4/30/01                $4,577,054                 $4,694,595                       $4,586,200
        5/31/01                $4,603,601                 $4,721,072                       $4,614,635
        6/30/01                $4,624,317                 $4,737,124                       $4,633,555
        7/31/01                $4,682,121                 $4,790,275                       $4,690,547
        8/31/01                $4,715,833                 $4,817,867                       $4,721,036
        9/30/01                $4,781,854                 $4,897,169                       $4,765,886
       10/31/01                $4,832,545                 $4,943,447                       $4,802,106

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
* Sales charge on Class A Shares is 1.50%.

The Fund commenced operations on 9/13/93. Information presented prior to the Fund's introduction is based on the historical expenses of its predecessor account, J. P. Morgan Short Term Bond Fund, dating back to 7/13/93.

Select Shares were introduced on 9/10/01. The information presented for Select Shares prior to their introduction is based on the historical expenses of its predecessor account, J.P. Morgan Short Term Bond Fund.

Class A Shares were introduced on 9/10/01. The information presented for A Shares prior to their introduction is based on the historical expenses of Select Shares and its predecessor account, J.P. Morgan Short-Term Bond Fund, which are lower than the actual expenses of the A Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Class I Shares of JPMorgan Short-Term Bond Fund, the Merrill Lynch 1-3 Year Treasury Index and the Lipper Short-Term Investment Grade Debt Funds Index from July 13, 1993 to October 31, 2001. The performance of the index reflects an initial investment at the end of the month following the Funds inception. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance.

The Lipper Short-Term Investment Grade Debt Funds Index represents the performance of the 30 largest short-term Investment grade debt funds. The index is unmanaged and reflects reinvestment of dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest in the indices.

                                  (UNAUDITED)

JPMORGAN GLOBAL STRATEGIC INCOME FUND
As of October 31, 2001

HOW THE FUND PERFORMED

JPMorgan Global Strategic Income Fund, which seeks to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers, had a total return of 5.86% (Class I Shares) for the year ended October 31, 2001. This compares to the 14.56% return from the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

The month of October capped one of the most dramatic 12-month periods in recent memory. When the reporting period began in November 2000, the Federal Reserve Board still had a tightening bias, despite signs that the U.S. economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued reducing rates. The federal funds rate fell from 6.5% to 2.5% by the end of October with both long- and short-term rates falling precipitously.

As summer began, the economy appeared to be stabilizing as the leading indicators and new orders data from the National Association of Purchasing Managers suggested that the economy might be on a path toward recovery in the second half of 2001. However, in early September, economic data showed a sharp downturn in payroll employment, industrial production and consumer confidence. The terrorist attacks on September 11 exacerbated these trends by disrupting normal business activities and making businesses and consumers more cautious. By the end of the reporting period, the U.S. economy continued to display pronounced signs of weakness, indicating that it had entered a recession.

In response to the Fed's move to cut interest rates earlier in the year, the management team increased their position in emerging market debt and high yield securities, which positioned the Fund to capitalize on the Fed's more accommodative posture. Historically, when the Fed eases, spreads (the difference in yields) to Treasuries narrow with extended market sectors responding most favorably. Exposure to emerging market debt was primarily concentrated in Brazil, Mexico, Russia and Argentina, although exposure to Argentina was significantly lower than the index weighting. High yield allocations favored cable, media, publishing and the telecommunications sectors because of their liquidity, duration and attractive spread levels.

As the economic and investment landscape changed during the third quarter, we slightly lowered the Fund's exposure to high yield and emerging markets debt bringing the exposure down from 51% to 46%, using the proceeds to increase the Fund's private mortgage and international positions. Private mortgages, which were benefiting from low vacancy and default rates, remained a good relative performer throughout the period. We continue to invest in the mortgage market with more than a 23% exposure while allocations to private corporate offerings and international bonds are now at the lower end of strategic trading ranges, reflecting their reduced relative value.

                                  (UNAUDITED)

LOOKING AHEAD

The terrorist attacks tipped the U.S. economy into a recession. However, a number of factors suggest that a recovery remains in sight. The Federal Reserve is committed to economic recovery and inflation is forecasted to drop below 2%.

The negative effects from the drop in capital spending are behind us. Lower energy prices are boosting disposable income benefiting future consumer spending patterns. Fiscal policy, with unusual bipartisan support, clearly favors helping the U.S. economy. Additionally, mortgage refinancing activity is also boosting disposable income, potentially supporting future consumption.

Although the extended markets have endured unprecedented volatility coupled with a major flight-to-quality because of events in the third quarter, we firmly believe that given yield levels, these sectors offer attractive opportunities over the next six to 12 months.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS


                                                        SINCE
                                                      INCEPTION
                                         1 YEAR        3/17/97
------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE                   4.40%         4.95%
   WITH SALES CHARGE*                    -0.32%         3.92%
------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                           4.28%         4.93%
   WITH CDSC**                           -0.51%         4.60%
------------------------------------------------------------------
 CLASS I SHARES                           5.86%         5.27%
------------------------------------------------------------------
 SELECT SHARES                            5.46%         4.95%
------------------------------------------------------------------

[CHART OF LIFE OF FUND PERFORMANCE (3/17/97 TO 10/31/01)]

          JPMORGAN GLOBAL                    LEHMAN AGGREGATE        LIPPER MULTI-SECTOR
          STRATEGIC INCOME FUND (CLASS I)    BOND INDEX              INCOME INDEX
   3/97        $3,000,000                     $3,000,000             $3,000,000
   3/97        $2,967,900                     $2,966,700             $3,026,700
   4/97        $3,018,651                     $3,011,201             $3,076,943
   5/97        $3,069,968                     $3,039,807             $3,120,636
   6/97        $3,114,483                     $3,075,981             $3,192,098
   7/97        $3,200,131                     $3,159,032             $3,172,946
   8/97        $3,179,010                     $3,132,180             $3,237,039
   9/97        $3,242,590                     $3,178,223             $3,222,149
  10/97        $3,184,548                     $3,224,308             $3,235,360
  11/97        $3,222,444                     $3,239,139             $3,267,713
  12/97        $3,256,602                     $3,271,855             $3,309,213
   1/98        $3,296,658                     $3,313,734             $3,325,098
   2/98        $3,327,976                     $3,311,083             $3,361,341
   3/98        $3,358,927                     $3,322,341             $3,371,089
   4/98        $3,365,980                     $3,339,617             $3,364,010
   5/98        $3,369,683                     $3,371,344             $3,355,600
   6/98        $3,365,302                     $3,400,000             $3,368,686
   7/98        $3,381,456                     $3,407,140             $3,169,597
   8/98        $3,260,400                     $3,462,677             $3,224,114
   9/98        $3,316,479                     $3,543,703             $3,199,289
  10/98        $3,276,681                     $3,524,922             $3,312,223
  11/98        $3,327,142                     $3,545,014             $3,304,605
  12/98        $3,341,116                     $3,555,649             $3,322,120
   1/99        $3,366,508                     $3,580,894             $3,277,603
   2/99        $3,322,744                     $3,518,228             $3,318,573
   3/99        $3,368,597                     $3,537,578             $3,376,980
   4/99        $3,422,495                     $3,548,899             $3,306,401
   5/99        $3,351,307                     $3,517,668             $3,302,764
   6/99        $3,341,253                     $3,506,412             $3,295,168
   7/99        $3,331,564                     $3,491,334             $3,271,443
   8/99        $3,315,239                     $3,489,588             $3,285,183
   9/99        $3,338,446                     $3,530,068             $3,289,454
  10/99        $3,361,815                     $3,543,129             $3,311,164
  11/99        $3,392,407                     $3,542,775             $3,339,640
  12/99        $3,424,296                     $3,525,769             $3,308,247
   1/00        $3,390,738                     $3,514,134             $3,351,916
   2/00        $3,448,719                     $3,556,655             $3,350,911
   3/00        $3,476,654                     $3,603,603             $3,303,663
   4/00        $3,451,970                     $3,593,153             $3,262,367
   5/00        $3,424,699                     $3,591,356             $3,345,557
   6/00        $3,502,097                     $3,666,056             $3,356,263
   7/00        $3,535,017                     $3,699,417             $3,383,784
   8/00        $3,586,982                     $3,753,059             $3,353,669
   9/00        $3,592,362                     $3,776,703             $3,283,242
  10/00        $3,594,518                     $3,801,630             $3,244,499
  11/00        $3,607,817                     $3,863,976             $3,327,234
  12/00        $3,696,930                     $3,935,846             $3,442,024
   1/01        $3,804,511                     $4,000,394             $3,449,596
   2/01        $3,810,979                     $4,035,198             $3,390,263
   3/01        $3,786,970                     $4,055,374             $3,361,107
   4/01        $3,761,976                     $4,038,341             $3,390,685
   5/01        $3,793,952                     $4,062,571             $3,359,490
   6/01        $3,776,121                     $4,078,009             $3,392,749
   7/01        $3,796,890                     $4,169,356             $3,437,873
   8/01        $3,850,426                     $4,217,304             $3,331,299
   9/01        $3,722,977                     $4,266,646             $3,412,916
  10/01        $3,804,883                     $4,355,819             $3,051,242


Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
*  Sales charge on Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the period since inception.

The Fund commenced operations on 3/17/97. Select Shares were introduced on 9/7/01. The information presented for Select Shares prior to their introduction is based on the historical expenses of its predecessor account, J. P. Morgan Global Strategic Income Fund.

Class A & B Shares were introduced on 9/10/01. The information presented for
A & B Shares prior to their introduction is based on the historical expenses of Select Shares and its predecessor account, J. P. Morgan Global Strategic Income Fund, which are lower than the actual expenses of the A & B Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Class I Shares of JPMorgan Global Strategic Income Fund, the Lehman Aggregate Bond Index and the Lipper Multi-Sector Income Index from March 17, 1997 to October 31, 2001. The performance of the index reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Index is unman-aged and reflects reinvestment of dividends.

The Lipper Multi-Sector Income Funds Index represents the performance of the 30 largest multi-sector income funds. The index is unmanaged and reflects reinvestment of dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest in the indices.

                                  (UNAUDITED)

JPMORGAN BOND FUND II
As of October 31, 2001

HOW THE FUND PERFORMED

JPMorgan Bond Fund II, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity had a total return of 13.87% (Select Shares) for the year ended October 31, 2001. This compares to the 14.56% return from the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

In October, as the reporting period ended, U.S. interest rate markets continued to produce solid absolute returns. The month capped one of the most dramatic and eventful 12-month periods in recent memory. When the reporting period began in November 2000, the Federal Reserve Board still had a tightening bias, despite signs that the U.S. economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued to reduce rates, taking the federal funds rate from 6.5% to 2.5% by the end of October. (The rate was subsequently lowered to 2%.)

As summer progressed, the economy appeared to be stabilizing due in part to the Fed's easing stance and the fiscal stimulus provided by the federal government. In August, the leading indicators suggested that the economy might find a path to a modest recovery by the beginning of 2002. However, in early September, economic data showed a sharp downturn in payroll employment, industrial production and consumer confidence. The terrorist attacks on September 11 exacerbated these trends by disrupting normal business activities and making businesses and consumers more cautious.

Throughout the reporting period, performance was driven by the decline in interest rates and deteriorating conditions in the credit markets. We maintained a long duration position, extending duration in the short maturities immediately after the attacks. By the end of October, we were concentrated in both the short maturities and long bonds. The Fund holds modest overweight in investment-grade corporate bonds with holdings in the more liquid autos, finance and telecom. We are underweight property and casualty insurers. In the residential mortgage sector, we have moved to a neutral position, but we have maintained their strategic overweight to non-call mortgages (i.e., commercial, multi-family and co-op debt).

LOOKING AHEAD

We believe the Federal Reserve will continue to support the weakened economy by reducing the federal funds rate to 1.75% by the end of the year. Additional stimulus will be provided by fiscal means. Lower long-term Treasury yields, driven by the halt in the issuance of the long bond, will also benefit consumers and corporations. However, until there is more evidence of an economic rebound, the risk sectors will remain volatile. Our plans are to maintain a long duration position until interest rates decline to a level consistent with economic fundamentals. We will actively manage credit sector exposure to reduce risk, but will not liquidate positions priced below their fundamental value.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                    1 YEAR          5 YEARS       10 YEARS
---------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE             13.86%           7.10%         7.37%
   WITH SALES CHARGE*                8.74%           6.12%         6.87%
---------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                     13.16%           6.97%         7.30%
   WITH CDSC**                       8.16%           6.66%         7.30%
---------------------------------------------------------------------------
 SELECT SHARES                      13.87%           7.10%         7.37%
---------------------------------------------------------------------------

[CHART OF 10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)]

                JPMORGAN                      LEHMAN AGGREGATE      LIPPER CORPORATE DEBT
                BOND FUND II (SELECT SHARES)  BOND INDEX            A-RATED FUNDS INDEX
 10/91          $1,000,000                    $1,000,000                $1,000,000
 11/91          $1,006,500                    $1,009,200                $1,009,100
 12/91          $1,040,922                    $1,039,173                $1,046,437
  1/92          $1,023,227                    $1,025,040                $1,030,217
  2/92          $1,027,831                    $1,031,703                $1,035,574
  3/92          $1,024,953                    $1,025,926                $1,030,500
  4/92          $1,031,205                    $1,033,312                $1,035,137
  5/92          $1,049,767                    $1,052,842                $1,056,978
  6/92          $1,063,939                    $1,067,371                $1,073,044
  7/92          $1,089,261                    $1,089,146                $1,102,875
  8/92          $1,097,866                    $1,100,146                $1,112,029
  9/92          $1,107,527                    $1,113,238                $1,125,707
 10/92          $1,094,126                    $1,098,432                $1,106,007
 11/92          $1,093,688                    $1,098,871                $1,106,118
 12/92          $1,108,125                    $1,116,123                $1,125,143
  1/93          $1,132,061                    $1,137,553                $1,149,221
  2/93          $1,154,815                    $1,157,460                $1,176,228
  3/93          $1,158,741                    $1,162,321                $1,180,933
  4/93          $1,169,865                    $1,170,458                $1,189,081
  5/93          $1,170,918                    $1,171,979                $1,189,794
  6/93          $1,194,454                    $1,197,177                $1,218,349
  7/93          $1,204,726                    $1,204,001                $1,228,584
  8/93          $1,231,832                    $1,225,071                $1,258,930
  9/93          $1,235,774                    $1,228,378                $1,262,581
 10/93          $1,241,335                    $1,232,923                $1,269,651
 11/93          $1,228,798                    $1,222,443                $1,252,003
 12/93          $1,234,327                    $1,229,045                $1,258,764
  1/94          $1,254,076                    $1,245,637                $1,279,156
  2/94          $1,229,747                    $1,223,963                $1,248,968
  3/94          $1,200,233                    $1,193,731                $1,212,997
  4/94          $1,189,551                    $1,184,181                $1,198,684
  5/94          $1,188,481                    $1,184,063                $1,194,489
  6/94          $1,185,985                    $1,181,458                $1,190,427
  7/94          $1,207,807                    $1,204,969                $1,213,045
  8/94          $1,208,169                    $1,206,415                $1,213,409
  9/94          $1,190,047                    $1,188,680                $1,193,267
 10/94          $1,189,452                    $1,187,610                $1,189,210
 11/94          $1,190,047                    $1,184,998                $1,187,545
 12/94          $1,186,833                    $1,193,174                $1,196,926
  1/95          $1,211,282                    $1,216,799                $1,218,232
  2/95          $1,232,237                    $1,245,759                $1,247,713
  3/95          $1,244,067                    $1,253,358                $1,256,821
  4/95          $1,259,369                    $1,270,905                $1,274,794
  5/95          $1,311,759                    $1,320,089                $1,331,904
  6/95          $1,317,006                    $1,329,726                $1,341,361
  7/95          $1,309,894                    $1,326,800                $1,334,788
  8/95          $1,330,328                    $1,342,855                $1,353,342
  9/95          $1,348,022                    $1,355,880                $1,367,958
 10/95          $1,367,703                    $1,373,507                $1,388,614
 11/95          $1,388,081                    $1,394,109                $1,411,387
 12/95          $1,406,543                    $1,413,627                $1,434,111
  1/96          $1,416,811                    $1,422,957                $1,440,851
  2/96          $1,393,575                    $1,398,197                $1,408,288
  3/96          $1,383,681                    $1,388,410                $1,396,881
  4/96          $1,377,592                    $1,380,635                $1,386,125
  5/96          $1,374,562                    $1,377,874                $1,383,075
  6/96          $1,392,431                    $1,396,337                $1,400,364
  7/96          $1,395,077                    $1,400,107                $1,403,304
  8/96          $1,391,449                    $1,397,727                $1,399,375
  9/96          $1,415,243                    $1,422,048                $1,425,963
 10/96          $1,444,397                    $1,453,617                $1,460,899
 11/96          $1,471,696                    $1,478,474                $1,490,702
 12/96          $1,451,828                    $1,464,724                $1,473,857
  1/97          $1,455,458                    $1,469,265                $1,476,068
  2/97          $1,457,932                    $1,472,938                $1,481,234
  3/97          $1,443,936                    $1,456,588                $1,460,793
  4/97          $1,464,729                    $1,478,437                $1,481,390
  5/97          $1,478,351                    $1,492,482                $1,495,167
  6/97          $1,496,830                    $1,510,243                $1,515,352
  7/97          $1,541,735                    $1,551,019                $1,564,146
  8/97          $1,519,997                    $1,537,836                $1,544,281
  9/97          $1,541,733                    $1,560,442                $1,570,688
 10/97          $1,562,700                    $1,583,068                $1,590,950
 11/97          $1,565,513                    $1,590,350                $1,598,428
 12/97          $1,579,603                    $1,606,413                $1,615,371
  1/98          $1,599,032                    $1,626,975                $1,634,594
  2/98          $1,596,793                    $1,625,673                $1,631,815
  3/98          $1,602,222                    $1,631,201                $1,637,853
  4/98          $1,610,393                    $1,639,683                $1,645,387
  5/98          $1,625,853                    $1,655,260                $1,663,157
  6/98          $1,640,161                    $1,669,330                $1,677,959
  7/98          $1,641,309                    $1,672,835                $1,678,295
  8/98          $1,665,764                    $1,700,102                $1,693,232
  9/98          $1,707,575                    $1,739,885                $1,730,991
 10/98          $1,694,598                    $1,730,663                $1,709,180
 11/98          $1,698,495                    $1,740,528                $1,727,810
 12/98          $1,705,119                    $1,745,750                $1,733,339
  1/99          $1,719,613                    $1,758,145                $1,748,073
  2/99          $1,688,316                    $1,727,377                $1,709,266
  3/99          $1,697,770                    $1,736,878                $1,720,547
  4/99          $1,702,185                    $1,742,436                $1,726,225
  5/99          $1,685,673                    $1,727,102                $1,706,546
  6/99          $1,679,099                    $1,721,575                $1,698,184
  7/99          $1,672,215                    $1,714,173                $1,690,542
  8/99          $1,669,874                    $1,713,316                $1,685,977
  9/99          $1,689,912                    $1,733,190                $1,701,994
 10/99          $1,694,475                    $1,739,603                $1,704,547
 11/99          $1,694,306                    $1,739,429                $1,705,740
 12/99          $1,687,020                    $1,731,080                $1,698,064
  1/00          $1,684,152                    $1,725,367                $1,694,329
  2/00          $1,701,499                    $1,746,244                $1,712,289
  3/00          $1,722,598                    $1,769,294                $1,735,576
  4/00          $1,702,443                    $1,764,163                $1,721,344
  5/00          $1,695,633                    $1,763,281                $1,714,631
  6/00          $1,728,359                    $1,799,958                $1,752,867
  7/00          $1,743,569                    $1,816,337                $1,767,766
  8/00          $1,765,538                    $1,842,674                $1,791,278
  9/00          $1,778,603                    $1,854,283                $1,801,130
 10/00          $1,787,318                    $1,866,521                $1,808,694
 11/00          $1,815,557                    $1,897,132                $1,835,463
 12/00          $1,856,952                    $1,932,419                $1,873,090
  1/01          $1,889,820                    $1,964,111                $1,907,930
  2/01          $1,903,805                    $1,981,198                $1,925,101
  3/01          $1,911,039                    $1,991,104                $1,931,839
  4/01          $1,889,445                    $1,982,742                $1,920,827
  5/01          $1,898,703                    $1,994,638                $1,933,505
  6/01          $1,905,348                    $2,002,218                $1,941,239
  7/01          $1,947,838                    $2,047,067                $1,985,305
  8/01          $1,965,758                    $2,070,609                $2,007,739
  9/01          $1,993,671                    $2,094,835                $2,015,569
 10/01          $2,035,140                    $2,138,617                $2,059,105

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
*  Sales charge on Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

The Fund commenced operations on 1/1/97. The returns for Select Shares include performance of a predecessor account for the period dating back to 10/31/91 and are adjusted to reflect historical expenses at the levels indicated (absent of reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the SEC and was not subject to the investment restrictions of mutual funds. If the account had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 3/2/01. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on the historical expenses of the predecessor Select Shares, which are lower than the actual expenses of the Class A and B Shares.

The mountain chart illustrates comparative performance for $1,000,000 invested in Select Shares of JPMorgan Bond Fund II, the Lipper Corporate Debt A-Rated Funds Index and the Lehman Aggregate Bond Index from October 31, 1991 to
October 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Select shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Lipper Corporate Debt A-Rated Funds Index represents the performance of the 30 largest corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the indices.

                                  (UNAUDITED)

JPMORGAN SHORT-TERM BOND FUND II
As of October 31, 2001

HOW THE FUND PERFORMED

The Fund seeks to provide high total return consistent with low volatility of principal. During the year ended October 31, 2001, the JPMorgan Short Term Bond Fund II returned 10.29% (Select Shares), which compares to 11.17% from the Lehman 1-3 Year Government Bond Index.

HOW THE FUND WAS MANAGED

In October 2001, as the reporting period ended, U.S. interest rate markets continued to produce solid returns. The month capped one of the most dramatic and eventful 12-month periods in recent memory. When the period began in November 2000, the Federal Reserve Board still maintained a tightening bias, despite signs that the economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued to reduce rates, taking the federal funds rate from 6.5% to 2.5% by the end of October. (Subsequently, the rate was lowered to 2%.)

As summer progressed, the economy appeared to stabilize, due in part to the Fed's easing stance and the fiscal stimulus provided by the federal government. In August, leading indicators suggested that the economy might find a path to a modest recovery by the beginning of 2002. However, in early September, economic data showed a sharp downturn in employment, industrial production, and consumer confidence. The terrorist attacks in September exacerbated these trends by disrupting normal business activity, causing corporations and consumers to be more cautious.

Throughout the reporting period, performance was driven by the decline in interest rates and deteriorating conditions in the credit markets. We actively managed duration to take advantage of changes in the yield curve and used opportunities in the market to make tactical moves. As interest rates fell, the yield curve steepened dramatically, providing an opportunity to upgrade credit quality and call protection. The sale of agencies and the purchase of asset-backed securities also enhanced fund performance during the first half of the period.

In February, widening credit spreads initially hurt the fund. However, volatility was reduced by selling 5-year telecommunication bonds and replacing them with 2- to 3-year bank floating rate notes. In addition, the team sold 2- and 5-year fixed rate agencies to buy 3-year fixed rate agencies, which were more attractive. Finally, exposure to credit spread volatility was further reduced by selling 5-year fixed rate corporate positions to purchase Treasury securities, taking profits on banking paper and selling auto issues on expectations of further sector weakness.

                                  (UNAUDITED)

LOOKING AHEAD

We believe the Federal Reserve will continue to support the weakened economy by reducing the federal funds rate to 1.75% by year-end. Additional stimulus will be provided by fiscal means. Lower long-term Treasury yields, driven by the halt in the issuance of the 30-year bond, will also benefit consumers and corporations. However, until there is more evidence of an economic rebound, credit sectors will remain volatile. Our plans are to maintain a long duration position until interest rates decline to a level consistent with economic fundamentals. We will actively manage credit sector exposure to reduce risk, but will not liquidate positions priced below their fundamental value.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE                9.95%        5.84%        5.57%
   WITH SALES CHARGE*                  8.31%        5.53%        5.41%
------------------------------------------------------------------------
 CLASS M SHARES
   WITHOUT SALES CHARGE                9.63%        5.71%        5.51%
   WITH SALES CHARGE**                 7.99%        5.40%        5.34%
------------------------------------------------------------------------
 SELECT SHARES                        10.29%        6.19%        5.78%
------------------------------------------------------------------------

[CHART OF 10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)]

                        JPMorgan Short-Term             Lehman 1-3 Year                Lipper Short-Term Investment
                        Bond Fund II (Select Shares)    Gov't Bond Index               Grade Debt Funds Index
       10/31/91         $1,000,000                      $1,000,000                     $1,000,000
       11/30/91         $1,007,200                      $1,010,300                     $1,011,200
       12/31/91         $1,019,085                      $1,025,657                     $1,034,154
        1/31/92         $1,018,372                      $1,024,323                     $1,025,984
        2/29/92         $1,021,630                      $1,027,406                     $1,030,294
        3/31/92         $1,022,550                      $1,027,070                     $1,028,027
        4/30/92         $1,030,730                      $1,036,443                     $1,036,868
        5/31/92         $1,037,739                      $1,046,032                     $1,050,866
        6/30/92         $1,045,937                      $1,056,557                     $1,065,368
        7/31/92         $1,054,305                      $1,068,748                     $1,084,118
        8/31/92         $1,060,420                      $1,077,400                     $1,094,634
        9/30/92         $1,067,737                      $1,087,493                     $1,107,332
       10/31/92         $1,063,359                      $1,081,272                     $1,096,591
       11/30/92         $1,063,997                      $1,079,685                     $1,093,411
       12/31/92         $1,070,168                      $1,089,756                     $1,104,891
        1/31/93         $1,079,372                      $1,101,154                     $1,119,255
        2/28/93         $1,085,092                      $1,109,917                     $1,132,238
        3/31/93         $1,088,999                      $1,113,328                     $1,138,013
        4/30/93         $1,093,790                      $1,120,109                     $1,145,865
        5/31/93         $1,093,243                      $1,117,381                     $1,143,917
        6/30/93         $1,099,038                      $1,125,724                     $1,157,758
        7/31/93         $1,101,675                      $1,128,150                     $1,160,074
        8/31/93         $1,107,624                      $1,137,540                     $1,175,271
        9/30/93         $1,111,169                      $1,141,163                     $1,179,267
       10/31/93         $1,113,613                      $1,143,706                     $1,180,800
       11/30/93         $1,115,729                      $1,143,889                     $1,177,730
       12/31/93         $1,118,742                      $1,148,445                     $1,182,323
        1/31/94         $1,123,888                      $1,155,604                     $1,192,136
        2/28/94         $1,121,303                      $1,148,601                     $1,181,049
        3/31/94         $1,119,845                      $1,142,788                     $1,168,176
        4/30/94         $1,118,501                      $1,138,431                     $1,161,401
        5/31/94         $1,121,633                      $1,139,976                     $1,161,865
        6/30/94         $1,126,008                      $1,142,836                     $1,162,562
        7/31/94         $1,131,750                      $1,153,116                     $1,173,839
        8/31/94         $1,135,259                      $1,156,902                     $1,177,713
        9/30/94         $1,136,507                      $1,154,288                     $1,171,589
       10/31/94         $1,140,031                      $1,156,932                     $1,172,174
       11/30/94         $1,140,145                      $1,152,116                     $1,167,134
       12/31/94         $1,145,275                      $1,154,360                     $1,171,569
        1/31/95         $1,154,896                      $1,170,061                     $1,186,917
        2/28/95         $1,165,636                      $1,185,992                     $1,206,263
        3/31/95         $1,172,164                      $1,192,672                     $1,213,260
        4/30/95         $1,178,728                      $1,203,328                     $1,225,514
        5/31/95         $1,192,519                      $1,223,879                     $1,255,661
        6/30/95         $1,199,197                      $1,230,493                     $1,263,949
        7/31/95         $1,204,833                      $1,235,358                     $1,266,097
        8/31/95         $1,210,496                      $1,242,715                     $1,275,846
        9/30/95         $1,216,064                      $1,248,793                     $1,284,139
       10/31/95         $1,224,212                      $1,259,136                     $1,296,981
       11/30/95         $1,232,169                      $1,269,889                     $1,310,988
       12/31/95         $1,239,439                      $1,279,469                     $1,323,180
        1/31/96         $1,247,991                      $1,290,289                     $1,332,972
        2/29/96         $1,247,492                      $1,285,302                     $1,324,174
        3/31/96         $1,250,486                      $1,284,342                     $1,319,010
        4/30/96         $1,253,612                      $1,285,567                     $1,317,295
        5/31/96         $1,256,997                      $1,288,454                     $1,317,559
        6/30/96         $1,264,665                      $1,297,836                     $1,328,099
        7/31/96         $1,270,356                      $1,302,871                     $1,332,482
        8/31/96         $1,274,040                      $1,307,635                     $1,334,214
        9/30/96         $1,285,251                      $1,319,525                     $1,350,225
       10/31/96         $1,298,875                      $1,334,396                     $1,369,938
       11/30/96         $1,309,136                      $1,344,261                     $1,385,007
       12/31/96         $1,309,136                      $1,344,481                     $1,380,160
        1/31/97         $1,314,242                      $1,350,912                     $1,386,923
        2/28/97         $1,317,659                      $1,354,185                     $1,389,696
        3/31/97         $1,316,868                      $1,353,137                     $1,383,443
        4/30/97         $1,328,983                      $1,364,178                     $1,396,724
        5/31/97         $1,336,425                      $1,373,674                     $1,406,361
        6/30/97         $1,346,449                      $1,383,142                     $1,418,034
        7/31/97         $1,361,664                      $1,398,232                     $1,440,581
        8/31/97         $1,360,574                      $1,399,678                     $1,436,259
        9/30/97         $1,371,595                      $1,410,317                     $1,450,909
       10/31/97         $1,379,687                      $1,420,812                     $1,463,097
       11/30/97         $1,381,205                      $1,424,380                     $1,465,437
       12/31/97         $1,389,354                      $1,433,924                     $1,475,842
        1/31/98         $1,402,970                      $1,447,621                     $1,492,076
        2/28/98         $1,403,250                      $1,448,928                     $1,491,480
        3/31/98         $1,407,320                      $1,454,514                     $1,497,147
        4/30/98         $1,413,934                      $1,461,540                     $1,504,034
        5/31/98         $1,421,852                      $1,469,355                     $1,513,961
        6/30/98         $1,429,530                      $1,476,952                     $1,522,439
        7/31/98         $1,436,106                      $1,483,838                     $1,527,920
        8/31/98         $1,445,441                      $1,501,889                     $1,547,171
        9/30/98         $1,465,821                      $1,522,095                     $1,574,402
       10/31/98         $1,463,036                      $1,529,522                     $1,571,095
       11/30/98         $1,462,597                      $1,527,950                     $1,572,824
       12/31/98         $1,467,131                      $1,533,799                     $1,579,429
        1/31/99         $1,474,320                      $1,539,661                     $1,587,011
        2/28/99         $1,469,308                      $1,532,748                     $1,570,982
        3/31/99         $1,479,740                      $1,543,127                     $1,583,550
        4/30/99         $1,484,179                      $1,547,941                     $1,588,300
        5/31/99         $1,483,140                      $1,546,886                     $1,578,929
        6/30/99         $1,484,772                      $1,551,409                     $1,579,561
        7/31/99         $1,488,186                      $1,556,230                     $1,577,823
        8/31/99         $1,490,270                      $1,560,542                     $1,579,717
        9/30/99         $1,501,298                      $1,570,709                     $1,593,934
       10/31/99         $1,506,552                      $1,574,962                     $1,597,282
       11/30/99         $1,508,812                      $1,578,022                     $1,600,636
       12/31/99         $1,512,735                      $1,579,386                     $1,598,235
        1/31/00         $1,513,340                      $1,579,046                     $1,593,920
        2/29/00         $1,521,966                      $1,589,810                     $1,605,396
        3/31/00         $1,529,728                      $1,599,365                     $1,619,042
        4/30/00         $1,524,833                      $1,603,363                     $1,617,099
        5/31/00         $1,529,713                      $1,609,296                     $1,622,759
        6/30/00         $1,546,998                      $1,626,837                     $1,640,771
        7/31/00         $1,558,137                      $1,637,249                     $1,650,944
        8/31/00         $1,569,511                      $1,649,692                     $1,662,996
        9/30/00         $1,585,363                      $1,662,559                     $1,678,129
       10/31/00         $1,590,436                      $1,671,537                     $1,683,164
       11/30/00         $1,608,090                      $1,687,751                     $1,698,480
       12/31/00         $1,626,583                      $1,708,510                     $1,716,484
        1/31/01         $1,644,150                      $1,731,063                     $1,740,858
        2/28/01         $1,655,988                      $1,742,315                     $1,753,044
        3/31/01         $1,669,236                      $1,756,427                     $1,765,666
        4/30/01         $1,670,905                      $1,761,521                     $1,769,904
        5/31/01         $1,678,090                      $1,771,209                     $1,780,877
        6/30/01         $1,683,964                      $1,777,586                     $1,788,179
        7/31/01         $1,702,319                      $1,798,383                     $1,810,174
        8/31/01         $1,713,554                      $1,809,713                     $1,821,940
        9/30/01         $1,735,830                      $1,839,935                     $1,839,248
       10/31/01         $1,754,229                      $1,858,335                     $1,853,226

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
*  Sales charge on Class A shares is 1.50%.
** Sales charge on Class M shares is 1.50%.

The Fund commenced operations on 11/30/90. Class A Shares and Class M Shares were introduced on 5/6/96 and 7/1/99, respectively. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Select Shares, which are lower than the actual expenses of the A Shares. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the M Shares.

The mountain chart illustrates comparative performance for $1,000,000 invested in Select Shares of JPMorgan Short-Term Bond Fund II, the Lipper Short-Term Investment Grade Debt Funds Index and the Lehman 1-3 year U.S. Gov't Bond Index from October 31, 1991 to October 31, 2001. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Lipper Short-Term Investment Grade Debt Funds Index represents the performance of the 30 largest short-term Investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the indices.

                                  (UNAUDITED)

JPMORGAN INTERMEDIATE BOND FUND
As of October 31, 2001

HOW THE FUND PERFORMED

JPMorgan Intermediate Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 14.48% (Select Shares) for the year ended October 31, 2001. This compares to the 14.56% return from the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

In October, as the reporting period ended, U.S. interest rate markets continued to produce solid absolute returns. The month capped one of the most dramatic and eventful 12-month period in recent memory. When the reporting period began in November 2000, the Federal Reserve Board still had a tightening bias, despite signs that the U.S. economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued to reduce rates, taking the federal funds rate from 6.5% to 2.5% by the end of October. (The rate was subsequently lowered to 2%.)

As summer progressed, the economy appeared to be stabilizing due in part to the Fed's easing stance and the fiscal stimulus provided by the federal government. In August, the leading indicators suggested that the economy might find a path to a modest recovery by the beginning of 2002. However, in early September, economic data showed a sharp downturn in payroll employment, industrial production and consumer confidence. The terrorist attacks on September 11 exacerbated these trends by disrupting normal business activities and making businesses and consumers more cautious.

Throughout the reporting period, performance was driven by the decline in interest rates and deteriorating conditions in the credit markets. We maintained a long duration position, extending duration in the short maturities immediately after the attacks. By the end of October, we were concentrated in both the short maturities and long bonds. We hold a modest overweight in investment-grade corporate bonds with holdings in the more liquid autos, finance and telecom. The Fund is underweight property and casualty insurers. In the residential mortgage sector, we've moved to a neutral position, but have maintained a strategic overweight to non-call mortgages (i.e., commercial, multi-family and co-op debt).

LOOKING AHEAD

Our belief is the Federal Reserve will continue to support the weakened economy by reducing the federal funds rate to 1.75% by the end of the year. Additional stimulus will be provided by fiscal means. Lower long-term Treasury yields, driven by the halt in the issuance of the long bond, will also benefit consumers and corporations. However, until there is more evidence of an economic rebound, the risk sectors will remain volatile. We plan to maintain a long duration position until interest rates decline to a level consistent with economic fundamentals. We will actively manage credit sector exposure to reduce risk, but will not liquidate positions priced below their fundamental value.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
-------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE               14.26%        6.94%        6.92%
   WITH SALES CHARGE*                  9.06%        5.96%        6.43%
-------------------------------------------------------------------------
 SELECT SHARES                        14.48%        6.99%        6.94%
-------------------------------------------------------------------------

[CHART OF 10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)]

                        JPMorgan                        Lehman                         Lehman                   Lipper Intermediate
                        Intermediate                    Intermediate                   Aggergate                Investment Grade
                        Bond Fund (Select Shares)       Gov't/Credit Index             Bond Index               Debt Funds Index
       10/31/91         $1,000,000                      $1,000,000                     $1,000,000               $1,000,000
       11/30/91         $1,012,600                      $1,011,500                     $1,009,200               $1,010,100
       12/31/91         $1,043,484                      $1,036,181                     $1,039,173               $1,041,918
        1/31/92         $1,026,058                      $1,026,751                     $1,025,040               $1,029,311
        2/29/92         $1,029,649                      $1,030,756                     $1,031,703               $1,033,531
        3/31/92         $1,024,192                      $1,026,736                     $1,025,926               $1,029,604
        4/30/92         $1,033,000                      $1,035,771                     $1,033,312               $1,036,605
        5/31/92         $1,050,974                      $1,051,825                     $1,052,842               $1,054,538
        6/30/92         $1,068,210                      $1,067,392                     $1,067,371               $1,070,356
        7/31/92         $1,093,847                      $1,088,634                     $1,089,146               $1,095,403
        8/31/92         $1,103,911                      $1,099,520                     $1,100,146               $1,104,604
        9/30/92         $1,117,379                      $1,114,473                     $1,113,238               $1,119,295
       10/31/92         $1,099,277                      $1,099,985                     $1,098,432               $1,103,401
       11/30/92         $1,091,692                      $1,096,135                     $1,098,871               $1,100,422
       12/31/92         $1,109,705                      $1,110,495                     $1,116,123               $1,116,818
        1/31/93         $1,137,337                      $1,132,149                     $1,137,553               $1,139,713
        2/28/93         $1,161,562                      $1,150,037                     $1,157,460               $1,161,482
        3/31/93         $1,165,511                      $1,154,637                     $1,162,321               $1,166,476
        4/30/93         $1,174,719                      $1,163,875                     $1,170,458               $1,175,458
        5/31/93         $1,173,192                      $1,161,314                     $1,171,979               $1,174,870
        6/30/93         $1,199,119                      $1,179,547                     $1,197,177               $1,196,253
        7/31/93         $1,202,836                      $1,182,378                     $1,204,001               $1,201,636
        8/31/93         $1,230,020                      $1,201,177                     $1,225,071               $1,223,386
        9/30/93         $1,236,909                      $1,206,222                     $1,228,378               $1,227,300
       10/31/93         $1,236,043                      $1,209,479                     $1,232,923               $1,232,087
       11/30/93         $1,219,480                      $1,202,706                     $1,222,443               $1,221,861
       12/31/93         $1,225,455                      $1,208,238                     $1,229,045               $1,228,336
        1/31/94         $1,241,876                      $1,221,650                     $1,245,637               $1,243,936
        2/28/94         $1,209,712                      $1,203,569                     $1,223,963               $1,220,799
        3/31/94         $1,178,622                      $1,183,711                     $1,193,731               $1,194,430
        4/30/94         $1,165,539                      $1,175,661                     $1,184,181               $1,184,636
        5/31/94         $1,163,325                      $1,176,484                     $1,184,063               $1,182,385
        6/30/94         $1,162,511                      $1,176,602                     $1,181,458               $1,180,256
        7/31/94         $1,180,529                      $1,193,545                     $1,204,969               $1,199,023
        8/31/94         $1,183,245                      $1,197,245                     $1,206,415               $1,201,181
        9/30/94         $1,167,034                      $1,186,230                     $1,188,680               $1,187,607
       10/31/94         $1,163,767                      $1,186,112                     $1,187,610               $1,186,182
       11/30/94         $1,155,737                      $1,180,774                     $1,184,998               $1,182,980
       12/31/94         $1,159,782                      $1,184,907                     $1,193,174               $1,188,776
        1/31/95         $1,179,730                      $1,204,932                     $1,216,799               $1,208,866
        2/28/95         $1,210,521                      $1,229,874                     $1,245,759               $1,234,494
        3/31/95         $1,222,384                      $1,236,884                     $1,253,358               $1,242,642
        4/30/95         $1,237,297                      $1,252,098                     $1,270,905               $1,258,921
        5/31/95         $1,290,253                      $1,289,911                     $1,320,089               $1,303,109
        6/30/95         $1,299,672                      $1,298,554                     $1,329,726               $1,311,318
        7/31/95         $1,296,423                      $1,298,684                     $1,326,800               $1,308,434
        8/31/95         $1,307,183                      $1,310,502                     $1,342,855               $1,323,742
        9/30/95         $1,320,517                      $1,319,937                     $1,355,880               $1,336,318
       10/31/95         $1,334,250                      $1,334,588                     $1,373,507               $1,353,824
       11/30/95         $1,356,799                      $1,352,072                     $1,394,109               $1,373,996
       12/31/95         $1,372,945                      $1,366,268                     $1,413,627               $1,392,407
        1/31/96         $1,382,830                      $1,378,018                     $1,422,957               $1,401,597
        2/29/96         $1,354,620                      $1,361,895                     $1,398,197               $1,377,209
        3/31/96         $1,346,222                      $1,354,950                     $1,388,410               $1,367,706
        4/30/96         $1,335,452                      $1,350,207                     $1,380,635               $1,359,774
        5/31/96         $1,332,113                      $1,349,127                     $1,377,874               $1,357,734
        6/30/96         $1,346,100                      $1,363,428                     $1,396,337               $1,373,484
        7/31/96         $1,348,254                      $1,367,518                     $1,400,107               $1,377,330
        8/31/96         $1,345,153                      $1,368,612                     $1,397,727               $1,375,952
        9/30/96         $1,365,061                      $1,387,636                     $1,422,048               $1,398,931
       10/31/96         $1,395,912                      $1,412,197                     $1,453,617               $1,428,448
       11/30/96         $1,418,665                      $1,430,838                     $1,478,474               $1,453,160
       12/31/96         $1,399,939                      $1,421,681                     $1,464,724               $1,440,227
        1/31/97         $1,403,019                      $1,427,225                     $1,469,265               $1,444,692
        2/28/97         $1,405,684                      $1,429,937                     $1,472,938               $1,448,303
        3/31/97         $1,398,656                      $1,420,071                     $1,456,588               $1,432,807
        4/30/97         $1,414,321                      $1,436,685                     $1,478,437               $1,452,436
        5/31/97         $1,425,211                      $1,448,610                     $1,492,482               $1,465,363
        6/30/97         $1,440,318                      $1,461,792                     $1,510,243               $1,482,654
        7/31/97         $1,474,742                      $1,491,467                     $1,551,019               $1,521,944
        8/31/97         $1,461,617                      $1,484,009                     $1,537,836               $1,508,095
        9/30/97         $1,478,425                      $1,501,224                     $1,560,442               $1,529,811
       10/31/97         $1,494,097                      $1,517,887                     $1,583,068               $1,548,169
       11/30/97         $1,496,338                      $1,521,227                     $1,590,350               $1,552,659
       12/31/97         $1,510,553                      $1,533,397                     $1,606,413               $1,566,788
        1/31/98         $1,530,643                      $1,553,484                     $1,626,975               $1,587,626
        2/28/98         $1,526,051                      $1,550,377                     $1,625,673               $1,585,403
        3/31/98         $1,529,409                      $1,555,338                     $1,631,201               $1,591,269
        4/30/98         $1,537,056                      $1,563,115                     $1,639,683               $1,598,748
        5/31/98         $1,547,969                      $1,574,526                     $1,655,260               $1,613,137
        6/30/98         $1,557,102                      $1,585,075                     $1,669,330               $1,626,042
        7/31/98         $1,558,659                      $1,591,098                     $1,672,835               $1,629,294
        8/31/98         $1,580,013                      $1,621,170                     $1,700,102               $1,651,290
        9/30/98         $1,616,827                      $1,658,943                     $1,739,885               $1,688,279
       10/31/98         $1,613,432                      $1,661,764                     $1,730,663               $1,674,604
       11/30/98         $1,609,559                      $1,661,597                     $1,740,528               $1,682,977
       12/31/98         $1,619,700                      $1,668,244                     $1,745,750               $1,690,213
        1/31/99         $1,630,228                      $1,677,419                     $1,758,145               $1,700,693
        2/28/99         $1,603,166                      $1,652,761                     $1,727,377               $1,670,420
        3/31/99         $1,613,747                      $1,663,669                     $1,736,878               $1,683,617
        4/30/99         $1,619,395                      $1,668,827                     $1,742,436               $1,689,341
        5/31/99         $1,604,335                      $1,655,977                     $1,727,102               $1,672,110
        6/30/99         $1,601,928                      $1,657,136                     $1,721,575               $1,666,425
        7/31/99         $1,598,244                      $1,655,644                     $1,714,173               $1,660,592
        8/31/99         $1,597,924                      $1,656,969                     $1,713,316               $1,658,765
        9/30/99         $1,615,501                      $1,672,379                     $1,733,190               $1,677,012
       10/31/99         $1,618,571                      $1,676,727                     $1,739,603               $1,679,527
       11/30/99         $1,619,542                      $1,678,739                     $1,739,429               $1,681,543
       12/31/99         $1,614,521                      $1,673,199                     $1,731,080               $1,673,808
        1/31/00         $1,608,547                      $1,667,008                     $1,725,367               $1,667,782
        2/29/00         $1,624,150                      $1,680,678                     $1,746,244               $1,685,961
        3/31/00         $1,640,879                      $1,698,157                     $1,769,294               $1,706,698
        4/30/00         $1,623,978                      $1,694,251                     $1,764,163               $1,696,117
        5/31/00         $1,619,756                      $1,696,962                     $1,763,281               $1,693,064
        6/30/00         $1,653,285                      $1,726,828                     $1,799,958               $1,728,957
        7/31/00         $1,666,676                      $1,739,952                     $1,816,337               $1,743,653
        8/31/00         $1,687,343                      $1,760,484                     $1,842,674               $1,767,890
        9/30/00         $1,702,529                      $1,776,504                     $1,854,283               $1,779,558
       10/31/00         $1,709,339                      $1,784,676                     $1,866,521               $1,785,786
       11/30/00         $1,740,620                      $1,808,948                     $1,897,132               $1,814,180
       12/31/00         $1,779,436                      $1,842,232                     $1,932,419               $1,850,826
        1/31/01         $1,809,330                      $1,872,445                     $1,964,111               $1,883,401
        2/28/01         $1,822,719                      $1,890,046                     $1,981,198               $1,901,482
        3/31/01         $1,829,464                      $1,904,599                     $1,991,104               $1,908,897
        4/30/01         $1,815,743                      $1,899,647                     $1,982,742               $1,898,589
        5/31/01         $1,825,729                      $1,910,285                     $1,994,638               $1,910,361
        6/30/01         $1,831,571                      $1,917,353                     $2,002,218               $1,917,429
        7/31/01         $1,872,599                      $1,957,234                     $2,047,067               $1,964,023
        8/31/01         $1,889,827                      $1,976,807                     $2,070,609               $1,985,627
        9/30/01         $1,919,686                      $2,005,668                     $2,094,835               $2,000,916
       10/31/01         $1,957,112                      $2,038,962                     $2,138,617               $2,041,735

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

----------
* Sales charge on Class A shares is 4.50%.

The Fund commenced operations on 1/1/97. Returns for Select Shares include performance of a predecessor account for the period dating back to 10/31/91 and is adjusted to reflect historical expenses at the levels indicated (absent of reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the SEC and therefore, was not subject to the investment restrictions of registered mutual funds. If the account had been registered, the performance may have been adversely affected.

Class A Shares were introduced on 2/16/01. Investors should note that the information presented for Class A Shares prior to their introduction is based on the historical expenses of the predecessor Select Shares, which are lower than the actual expenses of the Class A Shares.

The mountain chart illustrates comparative performance for $1,000,000 invested in Select Shares of JPMorgan Intermediate Bond Fund, the Lehman Intermediate Gov't/Credit Index, Lehman Aggregate Bond Index and Lipper Intermediate Investment Grade Debt Funds Index from October 31, 1991 to October 31, 2001. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Lehman Intermediate Gov't/Credit Index consists of the government and corporate indices, which include bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities and corporate and Yankee Bonds.

The Lehman Aggregate Bond Index is composed of the Lehman Aggregate Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

The Lipper Intermediate Investment Grade Debt Funds Index represents the performance of the 30 largest intermediate investment grade debt mutual funds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the indices.

                                  (UNAUDITED)

JPMORGAN STRATEGIC INCOME FUND
As of October 31, 2001

HOW THE FUND PERFORMED

JPMorgan Strategic Income Fund, which seeks to provide a relatively high level of current income from fixed income securities, had a total return of 4.73% (Class A Shares, without sales charges) for the year ended October 31, 2001. This compares to a 14.56% return from the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

The month of October capped one of the most dramatic 12-month periods in recent memory. When the reporting period began in November 2000, the Federal Reserve Board still maintained a tightening bias, despite signs that the U.S. economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued reducing rates. The federal funds rate fell from 6.5% to 2.5% by the end of October with both short- and long-term rates interest falling precipitously.

As summer began, the economy appeared to be stabilizing as the leading indicators and new orders data from the National Association of Purchasing Managers suggested that the economy might be heading toward recovery in the second half of 2001. In early September, however, economic data showed a sharp downturn in payroll employment, industrial production and consumer confidence. The terrorist attacks of September 11th exacerbated these trends by disrupting normal business activities and making businesses and consumers more cautious. By the end of the reporting period, the U.S. economy continued to display pronounced signs of weakness, indicating that it had entered a recession.

Throughout the reporting period, the primary drivers of performance were the decline in interest rates and deteriorating conditions in the credit markets. In investment-grade corporate bonds, we took a neutral position because of the Fed's easing bias. As the prices of corporates declined, we moved to a modest overweight with holdings in the more liquid autos, finance and telecom sectors. We were underweight property and casualty insurers, a significant benefit given the tragic events of September 11.

In response to the Fed's interest rate cuts, we also increased the position in emerging market debt and high yield securities. Historically, when the Fed eases, spreads (the difference in yields) to Treasuries narrow with extended market sectors responding most favorably. Exposure to emerging markets debt was primarily concentrated in Brazil, Mexico, Russia and Argentina, although exposure to Argentina was significantly lower than the index weighting. High yield allocations favored cable, media, publishing and the telecommunications sectors because of their liquidity and attractive spread levels.

                                  (UNAUDITED)

LOOKING AHEAD

The terrorist attacks tipped the U.S. economy into a recession. However, a number of factors suggest that a recovery remains in sight: The Federal Reserve is committed to economic recovery; as inflation is forecasted to drop below 2%; the negative effects from the drop in capital spending are behind us; lower energy prices are boosting disposable income benefiting future consumer spending patterns; fiscal policy, with unusual bipartisan support, clearly favors helping the U.S. economy; and, mortgage refinancing activity is also boosting disposable income, potentially supporting future consumption.

Although the extended markets have endured unprecedented volatility coupled with a major flight-to-quality because of events in the third quarter, we firmly believe that given yield levels, these sectors offer attractive opportunities over the next six to 12 months for the Strategic Income Fund.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                     SINCE
                                                   INCEPTION
                                      1 YEAR       (11/30/98)
-------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE                4.73%        3.61%
   WITH SALES CHARGE*                 -0.02%        2.00%
-------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                        4.20%        3.25%
   WITH CDSC**                        -0.69%        2.39%
-------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                        4.21%        3.25%
   WITH CDSC***                        3.23%        3.25%
-------------------------------------------------------------
 CLASS M SHARES
   WITHOUT SALES CHARGE                4.50%        3.34%
   WITH SALES CHARGE****               1.36%        2.26%
-------------------------------------------------------------
 SELECT SHARES*****                    4.73%        3.63%
-------------------------------------------------------------

[CHART OF LIFE OF FUND PERFORMANCE (11/30/98 TO 10/31/01)]

                        JPMorgan                        Lehman Aggregate               Lipper Multi-Sector
                        Strategic Income Fund (Class A) Bond Index                     Income Funds Index
       11/30/98          $9,550                         $10,000                        $10,000
       12/31/98          $9,471                         $10,030                         $9,977
        1/31/99          $9,445                         $10,101                        $10,030
        2/28/99          $9,430                          $9,924                         $9,895
        3/31/99          $9,594                          $9,979                        $10,019
        4/30/99          $9,776                         $10,011                        $10,196
        5/31/99          $9,621                          $9,923                         $9,982
        6/30/99          $9,701                          $9,891                         $9,971
        7/31/99          $9,716                          $9,849                         $9,949
        8/31/99          $9,719                          $9,844                         $9,877
        9/30/99          $9,792                          $9,958                         $9,918
       10/31/99          $9,858                          $9,995                         $9,931
       11/30/99          $9,937                          $9,994                         $9,997
       12/31/99         $10,075                          $9,946                        $10,083
        1/31/00         $10,027                          $9,913                         $9,988
        2/29/00         $10,190                         $10,033                        $10,120
        3/31/00         $10,155                         $10,165                        $10,117
        4/30/00         $10,075                         $10,136                         $9,974
        5/31/00          $9,959                         $10,131                         $9,849
        6/30/00         $10,147                         $10,341                        $10,101
        7/31/00         $10,198                         $10,436                        $10,133
        8/31/00         $10,277                         $10,587                        $10,216
        9/30/00         $10,274                         $10,654                        $10,125
       10/31/00         $10,111                         $10,724                         $9,913
       11/30/00          $9,981                         $10,900                         $9,796
       12/31/00         $10,214                         $11,102                        $10,045
        1/31/01         $10,507                         $11,285                        $10,392
        2/28/01         $10,531                         $11,383                        $10,415
        3/31/01         $10,465                         $11,440                        $10,236
        4/30/01         $10,319                         $11,392                        $10,148
        5/31/01         $10,451                         $11,460                        $10,237
        6/30/01         $10,432                         $11,504                        $10,143
        7/31/01         $10,512                         $11,761                        $10,243
        8/31/01         $10,642                         $11,896                        $10,379
        9/30/01         $10,355                         $12,036                        $10,058
       10/31/01         $10,594                         $12,287                        $10,304

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
* Sales charge on Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.
*** Assumes 1% CDSC for the one-year period and 0% CDSC for the period since inception.
**** Sales charge on Class M is 3.0%.
***** Total Returns for the Select Shares is based upon the performance of the Class A Shares, as all outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Select Shares for sale.

The Fund commenced operations on 11/30/98. Class A, B, C and Select Shares were introduced on 11/30/98. Class M Shares were introduced on 10/28/99. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class B Shares, which are different from the actual expenses of the M Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan Strategic Income Fund, the Lipper Multi-Sector Income Funds Index and the Lehman Aggregate Bond Index from November 30, 1998 to October 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class A Shares have a $10,000 minimum initial deposit and 4.50% sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Lipper Multi-Sector Income Funds Index represents the performance of the 30 largest multi-sector income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the indices.

                                  (UNAUDITED)

JPMORGAN U.S. TREASURY INCOME FUND
As of October 31, 2001

HOW THE FUND PERFORMED

JPMorgan U.S. Treasury Income Fund, which seeks to provide current income consistent with preservation of principal, returned 14.72% (Class A Shares, without sales charges) for the year ended October 31, 2001. This compares to the 15.08% return from the Lehman U.S. Government Bond Index.

HOW THE FUND WAS MANAGED

In October, as the reporting period ended, U.S. interest rate markets continued to produce solid absolute returns. The month capped one of the most dramatic and eventful 12-month periods in recent memory. When the reporting period began in November 2000, the Federal Reserve Board still had a tightening bias, despite signs that the U.S. economy was weakening. Then in January, the Fed made two interest rate cuts in quick succession and continued to reduce rates, taking the federal funds rate from 6.5% to 2.5% by the end of October. (The rate was subsequently lowered to 2%.)

As summer progressed, the economy appeared to be stabilizing due in part to the Fed's easing stance and the fiscal stimulus provided by the federal government. In August, the leading indicators suggested that the economy might find a path to a modest recovery by the beginning of 2002. However, in early September, economic data showed a sharp downturn in payroll employment, industrial production and consumer confidence. The terrorist attacks on September 11 exacerbated these trends by disrupting normal business activities and making businesses and consumers more cautious.

Throughout the reporting period, performance was driven by the decline in interest rates and deteriorating conditions in the credit markets. The management team maintained a long duration position most of the period, although they shortened it briefly during the second quarter when mixed economic data suggested that a recovery could begin during the summer. The only non-Treasury allocation during the period was an allocation of about 25% to mortgage-backed securities, Ginnie Mae's in particular.

LOOKING AHEAD

The management team believes the Federal Reserve will continue to support the weakened economy by reducing the federal funds rate to 1.75% by the end of the year. Additional stimulus will be provided by fiscal means. Lower long-term Treasury yields, driven by the halt in the issuance of the long bond, will also benefit consumers and corporations. The management team plans to maintain a long duration position until interest rates decline to a level consistent with economic fundamentals. They will also find opportunities to raise the Fund's mortgage allocation to 35% because mortgage-backed issues are currently attractive on a relative value basis versus Treasuries.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE               14.72%        7.42%        7.02%
   WITH SALES CHARGE*                  9.53%        6.45%        6.53%
--------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                       13.74%        6.49%        6.34%
   WITH CDSC**                         8.74%        6.17%        6.34%
--------------------------------------------------------------------------
 SELECT SHARES                        14.88%        7.45%        7.03%
--------------------------------------------------------------------------

[CHART OF 10-YEAR PERFORMANCE (10/31/91 TO 10/31/01)]

                        JPMorgan U.S.                   Lehman U.S.Treasury            Lehman U.S. Gov't        Lipper General U.S.
                        Treasury Income Fund (Class A)  Bond Index                     Bond Index               Gov't Funds Index
       10/31/91          $9,550                         $10,000                        $10,000                  $10,000
       11/30/91          $9,623                         $10,100                        $10,100                  $10,066
       12/31/91          $9,963                         $10,449                        $10,444                  $10,410
        1/31/92          $9,792                         $10,282                        $10,282                  $10,231
        2/29/92          $9,820                         $10,321                        $10,322                  $10,286
        3/31/92          $9,751                         $10,260                        $10,262                  $10,224
        4/30/92          $9,814                         $10,324                        $10,326                  $10,279
        5/31/92          $9,984                         $10,514                        $10,517                  $10,462
        6/30/92         $10,134                         $10,666                        $10,667                  $10,599
        7/31/92         $10,383                         $10,938                        $10,936                  $10,814
        8/31/92         $10,500                         $11,042                        $11,038                  $10,904
        9/30/92         $10,670                         $11,203                        $11,193                  $11,015
       10/31/92         $10,447                         $11,039                        $11,032                  $10,870
       11/30/92         $10,395                         $11,017                        $11,013                  $10,878
       12/31/92         $10,548                         $11,204                        $11,198                  $11,046
        1/31/93         $10,783                         $11,445                        $11,437                  $11,229
        2/28/93         $10,995                         $11,675                        $11,666                  $11,397
        3/31/93         $11,036                         $11,713                        $11,704                  $11,438
        4/30/93         $11,120                         $11,805                        $11,794                  $11,507
        5/31/93         $11,091                         $11,790                        $11,781                  $11,514
        6/30/93         $11,344                         $12,055                        $12,043                  $11,726
        7/31/93         $11,398                         $12,126                        $12,116                  $11,791
        8/31/93         $11,664                         $12,396                        $12,387                  $11,990
        9/30/93         $11,711                         $12,444                        $12,434                  $12,003
       10/31/93         $11,739                         $12,490                        $12,481                  $12,034
       11/30/93         $11,613                         $12,353                        $12,344                  $11,904
       12/31/93         $11,639                         $12,401                        $12,392                  $11,966
        1/31/94         $11,810                         $12,572                        $12,562                  $12,121
        2/28/94         $11,533                         $12,302                        $12,295                  $11,893
        3/31/94         $11,291                         $12,027                        $12,019                  $11,592
        4/30/94         $11,182                         $11,933                        $11,924                  $11,459
        5/31/94         $11,155                         $11,918                        $11,908                  $11,415
        6/30/94         $11,117                         $11,892                        $11,881                  $11,366
        7/31/94         $11,325                         $12,109                        $12,099                  $11,555
        8/31/94         $11,321                         $12,111                        $12,102                  $11,557
        9/30/94         $11,113                         $11,941                        $11,931                  $11,381
       10/31/94         $11,083                         $11,934                        $11,923                  $11,347
       11/30/94         $11,051                         $11,910                        $11,901                  $11,316
       12/31/94         $11,118                         $11,983                        $11,974                  $11,396
        1/31/95         $11,332                         $12,205                        $12,197                  $11,596
        2/28/95         $11,573                         $12,465                        $12,459                  $11,855
        3/31/95         $11,638                         $12,543                        $12,537                  $11,909
        4/30/95         $11,775                         $12,708                        $12,702                  $12,056
        5/31/95         $12,227                         $13,221                        $13,213                  $12,493
        6/30/95         $12,320                         $13,325                        $13,315                  $12,568
        7/31/95         $12,274                         $13,276                        $13,266                  $12,524
        8/31/95         $12,400                         $13,430                        $13,421                  $12,671
        9/30/95         $12,515                         $13,559                        $13,550                  $12,790
       10/31/95         $12,699                         $13,769                        $13,756                  $12,959
       11/30/95         $12,881                         $13,983                        $13,971                  $13,142
       12/31/95         $13,066                         $14,183                        $14,169                  $13,324
        1/31/96         $13,141                         $14,272                        $14,255                  $13,392
        2/29/96         $12,837                         $13,979                        $13,965                  $13,118
        3/31/96         $12,708                         $13,858                        $13,849                  $13,007
        4/30/96         $12,600                         $13,769                        $13,760                  $12,918
        5/31/96         $12,550                         $13,747                        $13,737                  $12,870
        6/30/96         $12,694                         $13,922                        $13,914                  $13,019
        7/31/96         $12,735                         $13,955                        $13,949                  $13,044
        8/31/96         $12,672                         $13,926                        $13,918                  $13,010
        9/30/96         $12,875                         $14,154                        $14,149                  $13,229
       10/31/96         $13,151                         $14,465                        $14,460                  $13,516
       11/30/96         $13,379                         $14,716                        $14,712                  $13,754
       12/31/96         $13,230                         $14,564                        $14,562                  $13,612
        1/31/97         $13,224                         $14,579                        $14,578                  $13,640
        2/28/97         $13,222                         $14,596                        $14,598                  $13,669
        3/31/97         $13,085                         $14,439                        $14,443                  $13,508
        4/30/97         $13,259                         $14,647                        $14,651                  $13,708
        5/31/97         $13,364                         $14,772                        $14,777                  $13,822
        6/30/97         $13,505                         $14,938                        $14,943                  $13,985
        7/31/97         $13,894                         $15,367                        $15,367                  $14,371
        8/31/97         $13,718                         $15,211                        $15,215                  $14,221
        9/30/97         $13,911                         $15,443                        $15,443                  $14,439
       10/31/97         $14,117                         $15,711                        $15,711                  $14,651
       11/30/97         $14,195                         $15,793                        $15,791                  $14,704
       12/31/97         $14,335                         $15,959                        $15,957                  $14,852
        1/31/98         $14,516                         $16,203                        $16,196                  $15,041
        2/28/98         $14,452                         $16,154                        $16,152                  $15,012
        3/31/98         $14,494                         $16,198                        $16,197                  $15,050
        4/30/98         $14,521                         $16,271                        $16,270                  $15,109
        5/31/98         $14,680                         $16,440                        $16,438                  $15,249
        6/30/98         $14,850                         $16,629                        $16,625                  $15,379
        7/31/98         $14,846                         $16,656                        $16,650                  $15,402
        8/31/98         $15,248                         $17,109                        $17,083                  $15,704
        9/30/98         $15,675                         $17,586                        $17,544                  $16,058
       10/31/98         $15,612                         $17,530                        $17,485                  $15,940
       11/30/98         $15,575                         $17,526                        $17,490                  $15,975
       12/31/98         $15,593                         $17,561                        $17,528                  $16,018
        1/31/99         $15,692                         $17,663                        $17,630                  $16,109
        2/28/99         $15,238                         $17,213                        $17,210                  $15,761
        3/31/99         $15,294                         $17,278                        $17,278                  $15,842
        4/30/99         $15,336                         $17,320                        $17,317                  $15,883
        5/31/99         $15,182                         $17,159                        $17,165                  $15,708
        6/30/99         $15,149                         $17,123                        $17,131                  $15,626
        7/31/99         $15,119                         $17,109                        $17,105                  $15,537
        8/31/99         $15,116                         $17,112                        $17,105                  $15,495
        9/30/99         $15,225                         $17,244                        $17,243                  $15,686
       10/31/99         $15,238                         $17,263                        $17,271                  $15,711
       11/30/99         $15,221                         $17,230                        $17,247                  $15,697
       12/31/99         $15,135                         $17,117                        $17,135                  $15,590
        1/31/00         $15,148                         $17,161                        $17,159                  $15,542
        2/29/00         $15,388                         $17,419                        $17,402                  $15,739
        3/31/00         $15,652                         $17,765                        $17,709                  $15,975
        4/30/00         $15,598                         $17,708                        $17,659                  $15,916
        5/31/00         $15,608                         $17,735                        $17,670                  $15,899
        6/30/00         $15,869                         $18,035                        $17,984                  $16,218
        7/31/00         $16,014                         $18,220                        $18,159                  $16,343
        8/31/00         $16,233                         $18,488                        $18,427                  $16,588
        9/30/00         $16,272                         $18,503                        $18,479                  $16,650
       10/31/00         $16,404                         $18,682                        $18,656                  $16,783
       11/30/00         $16,730                         $19,065                        $19,024                  $17,107
       12/31/00         $17,045                         $19,430                        $19,403                  $17,433
        1/31/01         $17,234                         $19,587                        $19,598                  $17,627
        2/28/01         $17,398                         $19,824                        $19,822                  $17,800
        3/31/01         $17,471                         $19,887                        $19,891                  $17,844
        4/30/01         $17,214                         $19,641                        $19,688                  $17,693
        5/31/01         $17,300                         $19,702                        $19,753                  $17,776
        6/30/01         $17,348                         $19,808                        $19,844                  $17,834
        7/31/01         $17,773                         $20,303                        $20,320                  $18,250
        8/31/01         $17,962                         $20,571                        $20,572                  $18,454
        9/30/01         $18,323                         $20,898                        $20,930                  $18,715
       10/31/01         $18,820                         $21,477                        $21,470                  $19,166

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

----------
* Sales charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

The fund commenced operations on 9/8/87. Class B Shares and Select Shares were introduced on 11/4/93 and 2/16/01, respectively. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares. The information presented for Select Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are higher than the actual expenses of the Select Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan U.S. Treasury Income Fund, the Lipper General U.S. Gov't Funds Index, Lehman U.S. Gov't Bond Index and the Lehman U.S. Treasury Bond Index from October 31, 1991 to October 31, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class A Shares have a $10,000 minimum initial deposit and 4.50% sales charge.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

The Lipper General U.S. Gov't Funds Index represents the performance of the 30 largest funds that invest in U.S. Government Securities. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues and the Lehman U.S. Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This Index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the indices.

                                  (UNAUDITED)

JPMORGAN BOND FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                                 VALUE
===================================================================================================
     LONG-TERM INVESTMENTS -- 72.0%
===================================================================================================
             U.S. Treasury Securities -- 15.0%
             ---------------------------------
             U.S. Treasury Notes & Bonds,
 $103,960      2.75%, 10/31/03                                                  $  104,609
   15,945      3.88%, 07/31/03 ^^                                                   16,359
   38,155      DN, 0.00%, Class PO 11/15/15 ^^                                      18,739
   58,360      5.00%, 02/15/11 ^^                                                   61,579
   20,755      5.00%, 08/15/11 ^^                                                   21,955
    7,480      6.13%, 08/15/29 @ ^^                                                  8,641
   55,170      6.25%, 05/15/30 ^^                                                   65,677
    2,800      6.88%, 05/15/06 @                                                     3,189
   38,775      8.00%, 11/15/21 ^^                                                   53,128
      840      8.88%, 02/15/19 ^^                                                    1,219
             -------------------------------------------------------------------------------------
             Total U.S. Treasury Securities                                        355,095
             (Cost $338,139)
             -------------------------------------------------------------------------------------
             U.S. Government Agency Securities -- 2.0%
             -----------------------------------------
   13,700    Federal Home Loan Mortgage Corp., 6.88%,
               09/15/10 ^^                                                          15,697
             Federal National Mortgage Association,
    4,400      6.00%, 05/15/11                                                       4,768
   24,060      6.63%, 11/15/10 ^^                                                   27,177
        2      7.00%, 07/15/05                                                           2
             -------------------------------------------------------------------------------------
             Total U.S. Government Agency Securities                                47,644
             (Cost $43,461)
             -------------------------------------------------------------------------------------
             Foreign Government Securities -- 0.0%
             -------------------------------------
             Federal Republic of Brazil (Brazil),
       62      8.00%, 04/15/14 ^^                                                       42
      350      11.00%, 08/17/40                                                        234
      750    United Mexican States (Mexico), 6.25%, 12/31/19 ^^                        716
             -------------------------------------------------------------------------------------
             Total Foreign Government Securities                                       992
             (Cost $914)
             -------------------------------------------------------------------------------------
             Corporate Notes & Bonds -- 18.8%
             --------------------------------
             ADVERTISING -- 0.1%
    2,200    Lamar Advertising Co., 8.63%, 09/15/07 ^^                               2,244
             Aerospace -- 0.4%
    1,070    BE Aerospace, Inc., Ser. B, 8.88%, 05/01/11 ^^                            786
    8,530    Lockheed Martin Corp., 8.20%, 12/01/09 ^^                               9,838
                                                                                -------------
                                                                                    10,624
             AIRLINES -- 1.0%
    6,000    Continental Airlines, Inc., 6.70%, 06/15/21 ^^                          5,524
    8,500    United Airlines, Inc., 7.19%, 04/01/11 ^^                               8,064
   11,016    US Airways, Inc., 7.08%, 03/20/21 ^^                                   11,165
                                                                                -------------
                                                                                    24,753
             APPAREL -- 0.0%
      805    Levi Strauss & Co., 11.63%, 01/15/08 ^^                                   588
             Automotive --  0.2%
    3,975    DaimlerChrysler NA Holding Corp., 7.75%,                                4,114
                01/18/11 ^^

                       See notes to financial statements.

                                       23

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
==================================================================================================
             BANKING -- 2.0%
             ---------------
 $  7,905    Bank of America Corp., 7.40%, 01/15/11 ^^                          $    8,689
    4,000    Barclays Bank PLC (United Kingdom), FRN, #, SUB
               8.55%, 06/15/11 ^^                                                    4,625
    1,205    Dresdner Funding Trust I, #, 8.15%, 06/30/31 ^^                         1,339
    8,090    First Union National Bank, 7.80%, 08/18/10 ^^                           9,084
    5,000    KBC Bank Fund Trust III, FRN, #, 9.86%, 11/29/49 ^^                     5,837
             Royal Bank of Scotland Group PLC (United Kingdom),
    5,000      7.82%, 12/31/49 ^^                                                    5,473
    4,905      FRN, 7.65%, 12/31/49 ^^                                               5,159
    6,950    SunTrust Banks, Inc., 6.38%, 04/01/11 ^^                                7,267
                                                                                -------------
                                                                                    47,473
             BROADCASTING/CABLE -- 0.5%
             --------------------------
    5,530    Adelphia Communications Corp., 9.38%, 11/15/09 ^^                       4,977
    4,325    Charter Communications Holdings LLC, 8.25%,
               04/01/07 ^^                                                           4,066
    2,500    Fox Sports Networks LLC, 8.88%, 08/15/07 ^^                             2,625
                                                                                -------------
                                                                                    11,668
             BUSINESS SERVICES -- 0.2%
             -------------------------
    5,500    Cendant Corp., 7.75%, 12/01/03 ^^                                       5,555

             Chemicals  0.3%
    2,045    Huntsman ICI Chemicals LLC, 10.13%, 07/01/09 ^^                         1,636
    3,770    Lyondell Chemical Co., Ser. B, 9.88%, 05/01/07 ^^                       3,619
    2,110    Rohm & Haas Co., 7.85%, 07/15/29 ^^                                     2,387
                                                                                -------------
                                                                                     7,642
             CONSTRUCTION -- 0.1%
             --------------------
    2,220    D.R. Horton, Inc., 9.75%, 09/15/10 ^^                                   2,187

             Consumer Products  0.1%
    1,360    Playtex Products, Inc., 9.38%, 06/01/11 ^^                              1,421

             Consumer Services  0.2%
    1,005    Comdisco, Inc., 6.38%, 11/30/01 (d) ^^                                    867
    2,000    Iron Mountain, Inc., 8.63%, 04/01/13 ^^                                 2,079
    1,930    United Rentals, Inc., #, 10.75%, 04/15/08 ^^                            2,017
                                                                                -------------
                                                                                     4,963
             ENTERTAINMENT/LEISURE -- 0.1%
             -----------------------------
    1,700    Premier Parks, Inc., 9.75%, 06/15/07 ^^                                 1,726

             Environmental Services  0.2%
    4,070    Allied Waste North America, Ser. B, 10.00%,
               08/01/09 ^^                                                           4,101

             FINANCIAL SERVICES -- 4.4%
             --------------------------
    3,400    Commercial Credit Group, Inc., 8.70%, 06/15/10 ^^                       4,133
    5,000    Enterprise USA Financial, #, I, 6.38%, 05/15/03 ^^                      5,156
    4,000    ERAC USA Finance Co., #, 8.00%, 01/15/11 ^^                             4,361
             Ford Motor Credit Co.
    1,920      7.38%, 10/28/09 ^^                                                    1,949
    6,425      7.38%, 02/01/11 ^^                                                    6,543
   15,000      7.88%, 06/15/10 ^^                                                   15,717

                       See notes to financial statements.

                                       24

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
=============================================================================================
             General Motors Acceptance Corp.,
 $ 10,925      5.85%, 01/14/09 ^^                                               $   10,298
    1,470      6.88%, 09/15/11 ^^                                                    1,443
    5,700    Household Finance Corp., 6.50%, 01/24/06 ^^                             6,025
   11,490    HSBC Capital Funding LP (Channel Islands), FRN, #,
               9.55%, 12/29/49 ^^                                                   13,610
    8,885    ING Capital Funding Trust III, 8.44%, 12/31/49 ^^                       9,940
    4,475    McKesson Financial of Canada (Canada), #, 6.55%,
               11/01/02 ^^                                                           4,524
    2,250    Montell Finance Co., BV (Netherlands), #, 8.10%,
               03/15/27 ^^                                                           2,196
      411    Oil Purchase Co., #, 7.10%, 04/30/02 ^^                                   409
    5,000    Qwest Capital Funding, DN, 0.00%, 02/15/11 ^^                           4,990
    8,460    UBS Preferred Funding Trust I, FRN, 8.62%,
               10/29/49 ^^                                                           9,751
    2,455    Washington Mutual Bank, FA, 6.88%, 06/15/11 ^^                          2,601
                                                                                -------------
                                                                                   103,646
             FOOD/BEVERAGE PRODUCTS -- 0.5%
             ------------------------------
    1,295    Del Monte Corp., #, 9.25%, 05/15/11 ^^                                  1,353
    2,640    Fleming Companies, Inc., 10.13%, 04/01/08 ^^                            2,746
    6,235    Kellogg Co., Ser. B, 6.60%, 04/01/11 ^^                                 6,606
    1,410    Smithfield Foods, Inc., 7.63%, 02/15/08 ^^                              1,382
                                                                                -------------
                                                                                    12,087
             Health Care/health Care Services -- 0.3%
             ----------------------------------------
    1,675    Alliance Imaging, Inc., 10.38%, 04/15/11 ^^                             1,809
    1,045    Beverly Enterprises, Inc., 9.63%, 04/15/09 ^^                           1,102
    1,900    HCA, Inc., 7.88%, 02/01/11 ^^                                           2,026
    3,050    Healthsouth Corp., 10.75%, 10/01/08 ^^                                  3,393
    2,000    Mariner Health Group Corp., 9.50%, 11/19/01 (d) (f)                         0
                                                                                -------------
                                                                                     8,330
             HOTELS/OTHER LODGING -- 0.2%
             ----------------------------
    1,030    Mandalay Resort Group, Ser. B, 10.25%, 08/01/07 ^^                        973
    3,110    MGM Mirage, Inc., 8.38%, 02/01/11 ^^                                    2,877
                                                                                -------------
                                                                                     3,850
             MULTI-MEDIA -- 1.4%
             -------------------
    4,400    AOL Time Warner, Inc., 7.63%, 04/15/31 ^^                               4,695
      810    AT&T Corp. - Liberty Media, 8.25%, 02/01/30 ^^                            756
    1,290    Charter Communications Holdings, LLC/Charter
               Communications Holdings Capital Corp, 11.13%,
               01/15/11 ^^                                                           1,345
    3,350    Clear Channel Communications, Inc., 7.25%, 10/15/27 ^^                  3,258
    1,060    Clear Channel Communications, Inc., 7.65%,
               09/15/10 ^^                                                           1,136
    2,070    Mediacom LLC/Mediacom Capital Corp., 9.50%,
               01/15/13 ^^                                                           2,101
    4,160    News America Holdings, Inc., 7.75%, 12/01/45 ^^                         4,063
    1,480    Primedia, Inc., 8.88%, 05/15/11 ^^                                      1,199

                       See notes to financial statements.

                                       25

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
=============================================================================================
 $ 10,000    TCI Communications, Inc., 8.75%, 08/01/15 ^^                       $   11,900
    2,045    Telewest Communication PLC (United Kingdom)
               (Yankee), 9.63%, 10/01/06 ^^                                          1,534
      995    Young Broadcasting, Inc., #, 10.00%, 03/01/11 ^^                          846
                                                                                -------------
                                                                                    32,833
             OIL & GAS -- 0.8%
             -----------------
    3,750    Amerada Hess Corp., 7.88%, 10/01/29 ^^                                  4,057
    3,040    Chesapeake Energy Corp., 8.13%, 04/01/11 ^^                             2,972
    4,800    Consolidated Natural Gas Co., 6.25%, 11/01/11 ^^                        4,903
    2,660    Transocean Sedco Forex, Inc.
               6.63%, 04/15/11 ^^                                                    2,679
    3,595      7.50%, 04/15/31 ^^                                                    3,624
                                                                                -------------
                                                                                    18,235
             PACKAGING -- 0.1%
             -----------------
    1,745    Stone Container Corp., 9.75%, 02/01/11 ^^                               1,824

             PAPER/FOREST PRODUCTS -- 0.2%
             -----------------------------
    5,000    Champion International Corp., 7.10%, 09/01/05 ^^                        5,356

             PIPELINES -- 0.8%
             -----------------
    4,500    Dynegy Holdings, Inc., 6.88%, 04/01/11 ^^                               4,611
    6,000    Dynegy-Roseton Danskammer, #, 7.67%, 11/08/16 ^^                        6,282
    4,025    El Paso Corp., 7.00%, 05/15/11 ^^                                       4,140
             Williams Companies, Inc.
      350      6.20%, 08/01/02 ^^                                                      358
    4,000      Ser. A, 7.50%, 01/15/31 ^^                                            4,011
                                                                                -------------
                                                                                    19,402

             REAL ESTATE INVESTMENT TRUST -- 0.1%
             ------------------------------------
             FelCor Lodging Trust, Inc.
    1,530      #, 9.50%, 09/15/08 ^^                                                 1,377
    1,630      9.50%, 09/15/08 ^^                                                    1,467
                                                                                -------------
                                                                                     2,844

             RESTAURANTS/FOOD SERVICES -- 0.1%
             ---------------------------------
    1,520    Tricon Global Restaurants, Inc., 8.88%, 04/15/11 ^^                     1,611

             SEMI-CONDUCTORS -- 0.1%
    1,955    Fairchild Semiconductor International, Inc., 10.50%,
               02/01/09 ^^                                                           2,004

             SHIPPING/TRANSPORTATION -- 0.2%
             -------------------------------
    4,682    FedEx Corp., Ser. 1999-1, Class C, 8.25%, 01/15/19 ^^                   5,251

             TELECOMMUNICATIONS -- 3.7%
             --------------------------
    2,150    American Cellular Corp., 9.50%, 10/15/09 ^^                             2,161
    2,645    American Tower Corp., 9.38%, 02/01/09 ^^                                2,116
    4,260    AT&T Corp., 6.50%, 03/15/29 ^^                                          3,732
    5,795    AT&T Wireless Services, Inc., 7.88%, 03/01/11 ^^                        6,231
    4,420    British Telecom PLC (United Kingdom), 8.88%,
               12/15/30 ^^                                                           5,284
    3,015    Cox Enterprises, Inc., #, 7.88%, 09/15/10 ^^                            3,265

                       See notes to financial statements.

                                       26

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
==================================================================================================
             Crown Castle International Corp.,
 $  2,020      9.38%, 08/01/11 ^^                                               $    1,757
    1,930      10.75%, 08/01/11 ^^                                                   1,834
      750      SUB, 0.00%, 05/15/11 ^^                                                 450
    4,875    Deutsche Telekom International Finance BV
               (Netherlands), 8.25%, 06/15/30 ^^                                     5,402
    7,000    France Telecom SA (France), #, 7.75%, 03/01/11 ^^                       7,618
    4,905    Global Crossing Holdings LTD (Bermuda), (Yankee),
               9.13%, 11/15/06 ^^                                                      797
      800    Insight Midwest LP/Insight Capital, Inc., 10.50%,
               11/01/10 ^^                                                             844
             Koninklijke KPN NV (Netherlands),
      115      8.00%, 10/01/10 ^^                                                       95
      360      8.38%, 10/01/30 ^^                                                      283
    1,475    KPNQwest NV (Netherlands) (Yankee), 8.13%,
               06/01/09 ^^                                                             915
    3,095    Marconi Corp. PLC (United Kingdom), 8.38%,
               09/15/30 ^^                                                           1,021
             McLeodUSA, Inc.,
      995      8.38%, 03/15/08 ^^                                                      229
    3,000      9.25%, 07/15/07 ^^                                                      720
      650      11.38%, 01/01/09 ^^                                                     176
             Nextel Communications, Inc.,
    4,805      9.50%, 02/01/11 ^^                                                    3,315
    3,790      9.38%, 11/15/09 ^^                                                    2,644
    2,305    NTL Communications Corp., Ser. B, 11.88%,
               10/01/10 ^^                                                           1,360
             Qwest Capital Funding, Inc.
    1,595      6.88%, 07/15/28 ^^                                                    1,415
    5,000      7.25%, 02/15/11 ^^                                                    4,940
    1,500    Rogers Wireless Communications, Inc. (Canada),
               9.63%, 05/01/11 ^^                                                    1,519
             Sprint Capital Corp.,
   11,910      6.00%, 01/15/07                                                      11,851
    3,780      6.88%, 11/15/28 ^^                                                    3,451
    1,105    Time Warner Telecom, Inc., 10.13%, 02/01/11 ^^                            829
    3,640    Verizon Global Funding Corp., #, 7.75%, 12/01/30 ^^                     4,163
    3,775    WorldCom, Inc., 8.25%, 05/15/31 ^^                                      3,863
    1,700    XO Communications, Inc., 10.75%, 06/01/09 ^^                              357
                                                                                -------------
                                                                                    84,637
             TRANSPORTATION -- 0.1%
             ----------------------
    1,463    Burlington North Santa Fe, 7.33%, 06/23/10 ^^                           1,598
    1,820    Teekay Shipping Corp. (Bahamas), #, 8.88%,
               07/15/11 ^^                                                           1,866
                                                                                -------------
                                                                                     3,464
             UTILITIES -- 0.4%
             -----------------
    3,080    Calpine Corp., 8.50%, 02/15/11 ^^                                       3,145
    2,365    CMS Energy Corp., 8.50%, 04/15/11 ^^                                    2,431

                       See notes to financial statements.

                                       27

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
=============================================================================================
 $    506    Cogentrix Energy, Inc., 8.75%, 10/15/08 ^^                         $      550
    3,600    United Utilities PLC (United Kingdom) (Yankee),
               6.88%, 08/15/28 ^^                                                    3,427
                                                                                -------------
                                                                                     9,553
             --------------------------------------------------------------------------------
             Total Corporate Notes & Bonds                                         443,986
             (Cost $448,453)
             --------------------------------------------------------------------------------
             Residential Mortgage Backed Securities -- 22.1%
             -----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
    4,223    Federal Home Loan Mortgage Corp., Ser. 205,
               Class IO, 7.00%, 09/01/29 ^^                                            585
   18,020    Federal National Mortgage Association, 7.13%,
               01/15/30 ^^                                                          21,756
    2,253    SACO I, Inc., Ser. 1997-2, Class 1A5, #, 7.00%,
               08/25/36 ^^                                                           2,309
                                                                                -------------
                                                                                    24,650
             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 20.4%
             Federal Home Loan Mortgage Corp.,
        0^     Pool 259425, 12.50%, 08/01/14                                             0^
    2,008      Gold Pool C00785, 6.50%, 06/01/29 ^^                                  2,073
      100      Gold Pool E00425, 6.00%, 04/01/11 ^^                                    103
       43      Gold Pool E63377, 6.00%, 03/01/11 ^^                                     44
      103      Gold Pool E63827, 6.00%, 04/01/11 ^^                                    107
       74      Gold Pool E63836, 6.00%, 04/01/11 ^^                                     77
      127      Gold Pool E63883, 6.00%, 04/01/11 ^^                                    132
      311      Gold Pool E63908, 6.00%, 04/01/11 ^^                                    323
    5,045      Gold Pool G01155, 6.50%, 08/01/30 ^^                                  5,202
   29,270      Gold Pool W10004, 6.90%, 12/01/10 ^^                                 31,662
             Federal National Mortgage Association,
        1      Pool 50617, 8.00%, 08/01/22 ^^                                            2
       62      Pool 370760, 8.00%, 05/01/27 ^^                                          66
    1,386      Pool 390313, 8.00%, 06/01/27 ^^                                       1,468
   22,000      TBA, 5.50%, 11/25/16                                                 22,275
   59,465      TBA, 6.00%, 12/25/31                                                 59,967
   22,000      TBA, 6.50%, 11/25/16                                                 22,859
  160,825      TBA, 6.50%, 11/25/31                                                165,348
   33,285      TBA, 6.50%, 12/25/31                                                 34,107
   48,884      TBA, 7.00%, 11/25/31                                                 50,946
             Government National Mortgage Association,
      159      Pool 433678, 6.50%, 03/15/28 ^^                                         164
      216      Pool 447114, 8.50%, 05/15/27 ^^                                         230
      169      Pool 449535, 6.50%, 04/15/28 ^^                                         174
    2,188      Pool 449851, 6.50%, 01/15/28 ^^                                       2,262
    2,291      Pool 453435, 6.50%, 11/15/28 ^^                                       2,366
    2,364      Pool 453441, 6.50%, 11/15/28 ^^                                       2,442
      668      Pool 454499, 6.50%, 11/15/28 ^^                                         689
    2,242      Pool 463888, 6.50%, 05/15/28 ^^                                       2,316

                       See notes to financial statements.

                                       28

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
==========================================================================================
 $  2,290    Pool 464274, 6.50%, 10/15/28 ^^                                    $    2,365
    2,363    Pool 467250, 6.50%, 10/15/28 ^^                                         2,441
      776    Pool 467386, 6.50%, 04/15/28 ^^                                           802
    2,324    Pool 468175, 6.50%, 08/15/28 ^^                                         2,400
       49    Pool 469146, 6.50%, 03/15/28 ^^                                            51
      630    Pool 471863, 6.50%, 04/15/28 ^^                                           650
      418    Pool 473141, 6.50%, 10/15/28 ^^                                           432
       47    Pool 473259, 6.50%, 05/15/28 ^^                                            49
    1,972    Pool 475619, 6.50%, 10/15/28 ^^                                         2,036
    1,807    Pool 478006, 6.50%, 07/15/28 ^^                                         1,866
    1,645    Pool 478168, 6.50%, 06/15/28 ^^                                         1,699
    1,454    Pool 478313, 6.50%, 06/15/28 ^^                                         1,501
      948    Pool 480722, 6.50%, 12/15/28 ^^                                           979
    2,313    Pool 481522, 6.50%, 09/15/28 ^^                                         2,389
      669    Pool 481867, 6.50%, 07/15/28 ^^                                           691
    1,671    Pool 481902, 6.50%, 07/15/28 ^^                                         1,726
       19    Pool 483905, 6.50%, 09/15/28 ^^                                            20
      721    Pool 493015, 6.50%, 11/15/28 ^^                                           745
      145    Pool 780257, 7.00%, 12/15/08 ^^                                           154
       48    Pool 780473, 9.00%, 12/15/19 ^^                                            52
   36,362    Pool 781096, 6.50%, 12/15/28 ^^                                        37,555
   24,222    Pool 781210, 6.50%, 09/15/29 ^^                                        25,017
    5,000    TBA, 6.50%, 11/20/31 (f)                                                5,145
                                                                                -----------
                                                                                   498,169
             ------------------------------------------------------------------------------
             Total Residential Mortgage Backed Securities                          522,819
             (Cost $508,960)
             ------------------------------------------------------------------------------
             Commercial Mortgage Backed Securities -- 5.5%
             ---------------------------------------------
             COMM,
    7,000      Ser. 2000-FL3A, Class LWT, FRN, #, 3.83%, 11/15/12 ^^                 6,960
    8,922      Ser. 2000-FL3A, Class LWS, FRN, #, 3.98%, 11/15/12 ^^                 8,838
   10,000    Commercial Mortgage Acceptance Corp., Ser.
               1998-C2, Class D, 6.75%, 09/15/30 ^^                                 10,278
             Credit Suisse First Boston Mortgage Securities Corp.,
   17,360      Ser. 2001-CF2, Class A3, 6.24%, 02/15/34 ^^                          18,248
   21,545      Ser. 2001-CK1, Class A3, 6.38%, 12/16/35 ^^                          22,671
   10,395    General Motors Acceptance Corp., Ser. 1997-C1,
               Class A, 6.87%, 08/15/07 ^^                                          11,259
             GS Mortgage Securities
    5,000      Ser. 2000-GSFL, Class F, FRN, #, 4.28%, 08/15/12 ^^                   4,967
    4,000      Ser. 2001-LIB, Class E, #, 6.73%, 02/10/16 ^^                         3,962
    6,950    Heller Financial Commercial Mortgage Asset Corp.,
               Ser. 1999-PH1, Class A2, 6.85%, 05/15/31 ^^                           7,548
             PNC Mortgage Acceptance Corp.
   12,500      Ser. 2000-C1, Class A2, 7.61%, 02/15/10 ^^                           14,130
   20,205      Ser. 2001-C1, Class A2, 6.36%, 03/12/34 ^^                           21,310
             ------------------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities                           130,171
             (Cost $122,945)
             ------------------------------------------------------------------------------

                       See notes to financial statements.

                                       29

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
=========================================================================================
             Asset Backed Securities -- 7.8%
             -------------------------------
 $    496    Advanta Mortgage Loan Trust, Ser. 1997-2, Class A3,
               7.30%, 10/25/22 ^^                                               $      497
   10,000    Citibank Credit Card Master Trust I,, Ser. 1998-9,
               Class A, 5.30%, 01/09/06 ^^                                          10,406
   15,000    Conseco Finance Securitizations Corp., Ser 2000-5,
               Class A3, 7.21%, 02/01/32 ^^                                         15,975
   21,965    Conseco Finance Vehicle Trust, Ser 2000-B, Class
               A2, #, 6.74%, 08/15/03 ^^                                            22,294
    9,370    Contimortgage Home Equity Loan Trust, Ser 1997-4,
               Class A5, 6.44%, 12/15/12 ^^                                          9,472
    5,000    First USA Credit Card Master Trust, Ser. 1999-1,
               Class C, #, 6.42%, 10/19/06 ^^                                        5,275
             Ford Credit Auto Owner Trust,
    5,000      Ser. 1998-C, Class D, #, 7.70%, 01/15/04 ~                            5,026
    5,000      Ser. 1999-A, Class D, #, 8.00%, 06/15/04 ^^                           5,109
   13,171    Green Tree Financial Corp., Ser. 1993-3, Class B,
               6.85%, 10/15/18 ^^                                                   13,164
   16,496    Green Tree Home Improvement Loan Trust, Ser.
               1998-E, 6.62%, 11/15/29 ^^                                           17,347
   27,000    MMCA Automobile Trust, Ser. 2000-1, Class A3,
               7.00%, 06/15/04 ^^                                                   27,934
   50,000    WFS Financial Owner Trust, Ser. 2003 C, Class A3,
               7.07%, 02/20/05 ^^                                                   51,821
             -------------------------------------------------------------------------------
             Total Asset Backed Securities                                         184,320
             (Cost $178,664)
             -------------------------------------------------------------------------------
             Rights -- 0.0%
             --------------
      750    United Mexican States (Value Recovery Rights)                               4
               (Mexico), Ser. A, 0.00%, 06/30/03 (f) ^^
             (Cost $9)
             -------------------------------------------------------------------------------
             Private Placements -- 0.8%
             --------------------------
             CO-OP APARTMENTS -- 0.8%
    4,367    One Room Systems, Inc., 6.88%, 01/01/29 (f) ~                           4,600
   10,838    200 East St. Note, 6.50%, 01/01/14 (f) ~                               11,234
    3,201    Irving Place Note, 6.95%, 01/01/29 (f) ~                                3,379
             -------------------------------------------------------------------------------
             Total Private Placements                                               19,213
             (Cost $18,406)
--------------------------------------------------------------------------------------------
             Total Long-Term Investments                                         1,704,244
             (Cost $1,659,951)
--------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 28.0%
--------------------------------------------------------------------------------------------
             Commercial Paper-- 11.0%
             ------------------------
             ASSET BACKED SECURITIES -- 3.4%
   40,000    Edison Asset Securitization LLC, 2.37%, 12/14/01 ^^                    39,868
   40,000    Eureka Securitization, Inc., 2.35%, 12/10/01 ^^                        39,898
                                                                                ------------
                                                                                    79,766

                       See notes to financial statements.

                                       30

  PRINCIPAL
   AMOUNT     ISSUER                                                                VALUE
============================================================================================
             BANKING -- 3.4%
$  40,000    Den Norske Bank, ASA, 2.35%, 12/05/01 ^^                           $   39,909
   40,000    Dexia Delaware LLC, 2.35%, 12/11/01 ^^                                 39,880
                                                                                ------------
                                                                                    79,789
             FINANCIAL SERVICES -- 1.7%
   40,000    CXC, Inc., 2.35%, 12/10/01 ^^                                          39,883

             TELECOMMUNICATIONS -- 1.7%
   20,000    AT&T Corp., DN, 0.00%, 11/01/01 ^^                                     19,998
   20,000    Sprint Capital Corp., DN, %, 11/01/01 ^^                               19,998
                                                                                ------------
                                                                                    39,996
             UTILITIES -- 0.8%
   20,835    American Electric Power Co., 4.12%, 02/27/02 ^^                        20,615
             -------------------------------------------------------------------------------
             Total Commercial Paper                                                260,049
             (Cost $260,044)
             -------------------------------------------------------------------------------
   SHARES
============================================================================================
             Money Market Fund-- 17.0%
             -------------------------
  403,922    JPMorgan Prime Money Market Fund (a) ^^                               403,922
             (Cost $403,922)
--------------------------------------------------------------------------------------------
             Total Short-Term Investments                                          663,971
             (Cost $663,966)
--------------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                        $2,368,215
             (Cost $2,323,917)
--------------------------------------------------------------------------------------------
   OPTIONS
============================================================================================
    UNITS    CALL OPTIONS WRITTEN
============================================================================================
        1    Call Option on Euro Dollar @ 97.75, expiring 3/18/02               $      674
   50,000    Call Option on Interest Rate Swap, expiring
             on 12/19/05. If exercised: JPMorgan pays fixed (6.43%)                  3,185
             and receives 3 month LIBOR. Swap expires 12/21/15,
             European Style
             -------------------------------------------------------------------------------
             Total Call Options Written                                         $    3,859
             -------------------------------------------------------------------------------
             PUT OPTIONS WRITTEN
============================================================================================
   50,000    Put Option on Interest Rate Swap, expiring
             on 12/19/05. If exercised: JPMorgan pays fixed (6.43%)             $    2,390
             and receives 3 month LIBOR. Swap expires 12/21/15,
             European Style
  100,000    Put Option on Interest Rate Swap, expiring
             on 11/2/01. If exercised: JPMorgan receives fixed (6.75%)
             pays 3 month LIBOR. Swap expires 11/06/11,
             European Style                                                             31
             -------------------------------------------------------------------------------
             Total Put Options Written                                          $    2,421
             -------------------------------------------------------------------------------

                       See notes to financial statements.

FUTURES
===================================================================================
                                                      NOTIONAL        UNREALIZED
   NUMBER                                             VALUE AT       APPRECIATION/
     OF                               EXPIRATION      10/31/01      (DEPRECIATION)
  CONTRACTS DESCRIPTION                  DATE           (USD)            (USD)
===================================================================================
            Long Futures Outstanding
            ------------------------
    634     2 Year Treasury Notes   December, 2001    $ 134,537       $ 3,403
    896     5 Year Treasury Notes   December, 2001       98,434         3,968
    955     Eurodollar              March, 2002         233,700         1,860
  1,889     Eurodollar              June, 2002          461,247         2,323
  2,835     Eurodollar              September, 2002     689,862         1,016

            Short Futures Outstanding
            ------------------------
  2,271     10 Year Treasury Notes  December, 2001     (253,252)      (12,202)

SWAP CONTRACTS
===================================================================================
                                                       UNDERLYING     UNREALIZED
                                           EXPIRATION   NOTIONAL     APPRECIATION
DESCRIPTIONS                                  DATE        VALUE     (DEPRECIATION)
===================================================================================
Interest Rate Swap with Deutsche Bank,
semi-annual payment of 6.205%,
and quarterly receipt of 3 month LIBOR         5/9/11      6,500            (800)

Interest Rate Swap with Merrill Lynch
Capital Services, swap spread lock of
10 year mid market swap spread
less 82.65 bps, JPM pays negative
receives positive                            11/14/01     35,000            (409)

Interest Rate Swap with Merrill Lynch
Capital Services, semi-annual payment
of 6.855% and quarterly receipt of
3 month LIBOR                                12/21/15      7,000            (364)

Interest Rate Swap with Merrill Lynch
Capital Services, semi-annual payment
of 7.03% and quarterly receipt of
3 month LIBOR                                12/21/15      7,000            (440)

Total Return Swap with Credit Suisse on
Lehman Brothers "U.S. Credit Bond Index"
with payment of 1 month LIBOR plus 112 bps    1/31/02     25,000             416

Total Return Swap with Deutsche Bank on
Lehman Brothers "U.S. Credit Bond Index"
with a payment of 3 month LIBOR plus
30 bps                                       11/30/01     25,000             253

Interest Rate Swap with Citibank,swap
price lock on U.S. Bond 8.00%, 11/25/21,
price less 132.80, JPM receives positive
pays negative                                11/26/01     32,500           1,320

See index on page 78

                       See notes to financial statements.

JPMorgan SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                     VALUE
===================================================================================
     LONG-TERM INVESTMENTS-- 72.7%
===================================================================================
             U.S. Treasury securities -- 1.4%
             --------------------------------
             U.S. Treasury Notes & Bonds,
$    1,000     4.25%, 03/31/03 @ ^^                                   $    1,029
     7,530     4.63%, 05/15/06 ^^                                          7,875
     1,000     6.25%, 02/28/02 @ ^^                                        1,014
            --------------------------------------------------------------------
             Total U.S. Treasury Securities                                9,918
             (Cost $9,541)
            --------------------------------------------------------------------

             U.S. Government Agency Security -- 3.1%
             ---------------------------------------
    20,200   Federal Home Loan Mortgage Corp., 5.50%,                     21,500
               07/15/06 ^^
             (Cost $21,208)

             Foreign Government Securities -- 0.1%
             -------------------------------------
     1,000   Province of Quebec (Canada), 7.50%, 07/15/02                  1,036
             (Cost $1,010)

             Corporate Notes & Bonds -- 23.0%
             --------------------------------
             BANKING -- 1.1%
     1,250   Banesto (Delaware) SUB, 8.25%, 07/28/02 ^^                    1,294
     1,000   Bank of America Corp., SUB 8.38%, 03/15/02 ^^                 1,019
     1,250   Bank One Corp., FRN, 2.46%, 04/24/03 ^^                       1,249
     1,000   Mellon Financial Co., 6.88%, 03/01/03 ^^                      1,048
     3,000   Popular North America, Inc., MTN, 6.13%, 10/15/06 ^^          3,036
                                                                      ----------
                                                                           7,646
             BROADCASTING/CABLE -- 0.5%
     3,500   Cox Communications, Inc., FRN, 4.36%, 11/07/12                3,481

             CONSUMER SERVICES -- 0.1%
       500   Comdisco, Inc., 6.38%, 11/30/01 (d) ^^                          431

             FINANCIAL SERVICES -- 12.3%
     1,500   Beneficial Corp., 8.20%, 03/15/02 ^^                          1,532
             CIT Group, Inc.,
     9,900     MTN, FRN, 3.72%, 08/14/03 ^^                                9,848
     1,000     5.63%, 05/17/04                                             1,038
     6,500   Citigroup, Inc., 5.75%, 05/10/06 ^^                           6,824
     5,500   Countrywide Home Loans, Inc., MTN, FRN, 2.43%,
               07/26/02                                                    5,495
     1,800   Ford Motor Credit Co., 6.88%, 02/01/06 ^^                     1,843
     7,000   General Motors Acceptance Corp., MTN, 6.38%,
               01/30/04 ^^                                                 7,200
     4,500   Goldman Sachs Group LP, #, 7.80%, 07/15/02                    4,631
     6,100   Household Finance Corp., MTN, FRN, 3.82%,
               08/01/03 ^^                                                 6,074
     4,600   International Lease Finance Corp., 4.75%, 06/02/03 ^^         4,680
     5,800   National Rural Utilities Cooperative Finance Corp.,
               5.25%, 07/15/04                                             6,023
    11,500   Protective Life U.S. Funding Trust, SEC. 2000-1, #,
             5.50%, 05/14/04                                              11,961
     7,750   Tiers Floating Rate Certificates Trust, SER. USB 2001-20,
             FRN, #, 3.86%, 08/06/03 ^^                                    7,731

                       See notes to financial statements.

                                       33

  PRINCIPAL
   AMOUNT    ISSUER                                                     VALUE
================================================================================
$   11,000   Verizon Global Funding Corp., FRN, #, 3.70%,
               11/04/02                                               $   10,993
                                                                      ----------
                                                                          85,873
             INSURANCE -- 0.8%
     5,000   Principal Life Global Funding I, MTN, #, 6.13%,
               03/01/06 ^^                                                 5,281
             MULTI-MEDIA -- 0.2%
     1,500   Charter Communication Holdings, LLC., 6.91%, 03/18/08 ~       1,448

             PHARMACEUTICALS -- 1.4%
     9,150   Abbott Laboratories, 5.13%, 07/01/04 ^^                       9,565

             RETAILING -- 2.5%
    17,200   Wal-Mart Stores, Inc., 4.38%, 08/01/03                       17,633

             TELECOMMUNICATIONS -- 1.3%
     5,500   Qwest Capital Funding, Inc., #, 5.88%, 08/03/04               5,605
     3,280   Sprint Capital Corp., 5.70%, 11/15/03                         3,403
                                                                      ----------
                                                                           9,008
             UTILITIES -- 1.4%
     4,500   Commonwealth Edison Co., FRN, #, 3.09%,
               09/30/02                                                    4,498
     5,600   Dominion Resources, Inc., FRN, 3.80%, 09/16/02                5,601
                                                                      ----------
                                                                          10,099
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds                               150,465
             (Cost $147,588)
             -------------------------------------------------------------------
             Residential Mortgage Backed Securities -- 8.1%
             ----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%
     9,374   Bank of America Mortgage Securities, Ser. 2001-9,
               Class A7, FRN, 3.27%, 09/25/31 ^^                           9,369
     3,743   Bear Stearns Adjustable Rate Mortgage Trust, Ser.
               2001-2, Class IIA2, FRN, 5.99%, 02/25/31 ^^                 3,747
     4,808   Bear Stearns Adjustable Rate Mortgage Trust, Ser.
               2001-3, Class IIA1, FRN, 5.37%, 01/25/32 ^^                 4,820
             Federal Home Loan Mortgage Corp.,
     5,537     Ser. 2142, Class CJ, 6.00%, 11/15/08 ^^                     5,681
     4,325     Ser. 1564, Class G, 6.25%, 05/15/07 ^^                      4,401
     1,093     Ser. 2061, Class VJ, 6.50%, 03/20/03 ^^                     1,118
       117     Ser. 1980, Class VA, 7.00%, 08/15/02 ^^                       118
             Federal National Mortgage Association,
     4,756     Ser. 1998-63, Class PB, 5.50%, 05/25/14 ^^                  4,808
     1,054     Ser. 1998-30, Class 4C, 6.50%, 11/20/04 ^^                  1,098
     1,402     Ser. 2001-24, Class FA, FRN, 2.57%, 10/25/24 ^^             1,402
     8,389   Residential Accredit Loans, Inc., Ser. 2001-QS11,
               Class A5, FRN, 2.97%, 08/25/31 ^^                           8,376
     5,550   Residential Funding Mortgage Securities I, Ser.
               2001-S23, Class 1A7, FRN, 3.47%, 10/25/31 (f) ^^            5,548

                        See notes to financial statements

                                       34

  PRINCIPAL
   AMOUNT    ISSUER                                                     VALUE
================================================================================
$    6,081   Washington Mutual II, Ser. 2001-AR1, Class IIA1,         $    6,097
               FRN, 5.12%, 09/25/31 ^^
             -------------------------------------------------------------------
             Total Residential Mortgage Backed Securities                 56,583
             (Cost $56,186)
             -------------------------------------------------------------------

             Commercial Mortgage Backed Securities -- 10.9%
             ----------------------------------------------
             COMM,
     3,000     Ser. 2000-FL1A, Class H, FRN, #, 3.81%, 12/16/11 ^^         2,975
     2,315     Ser. 2000-FL3A, Class KWT, FRN, #, 3.67%,
                11/15/12 ^^                                                2,297
     6,579     Ser. 2001-FL4A, Class KPP, FRN, #, 4.22%,
                04/15/13 ^^                                                6,571
             Credit Suisse First Boston Mortgage Securities Corp.,
     7,180     Ser. 1997-C1, Class A1B, 7.15%, 06/20/29 ^^                 7,721
     9,950     Ser. 2001-26, Class 3A2, FRN, 3.24%, 11/25/31               9,948
             Lehman Large Loan,
     9,887     Ser. 1997-LL1, Class A1, 6.79%, 10/12/34 ^^                10,229
     2,300     Ser. 1997-LL1, Class A2, 6.84%, 09/12/06 ^^                 2,460
     3,000   Mall of America Capital Co. LLC, Ser. 2000-1,
               Class A, FRN, #, 3.80%, 03/12/10 ^^                         2,996
             Merrill Lynch Mortgage Investors, Inc.,
     2,447     Ser. 1996-C2, Class A1, 6.69%, 11/21/28 ^^                  2,507
     5,216     Ser. 1998-C2, Class A1, 6.22%, 02/15/30 ^^                  5,428
     7,257     Ser. 1998-C3, Class A1, 5.65%, 12/15/30 ^^                  7,466
             Morgan Stanley Capital I
     1,217     Ser. 1997-XL1, Class A1, 6.59%, 10/03/30 ^^                 1,295
     7,651     Ser. 1998-XL1, Class A1, 6.22%, 06/03/30 ^^                 8,040
     3,516   Mortgage Capital Funding, Inc., Class 1998-MC3,
               Class A1, 6.00%, 11/18/31 ^^                                3,660
     2,404   Nationslink Funding Corp., Ser. 1999-1, Class A1,
               6.04%, 01/20/31 ^^                                          2,529
             -------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities                  76,122
             (Cost $72,645)
             -------------------------------------------------------------------

             Asset Backed Securities -- 27.5%
             --------------------------------
     6,192   AmeriCredit Automobile Receivables Trust, Ser.
               1999-A, Class A4, 5.88%, 12/12/05                           6,359
     9,000   Associates Automobile Receivables Trust, Ser.
               2000-2, Class A3, 6.82%, 02/15/05                           9,340
     5,080   Capital Auto Receivables Asset Trust, Ser. 2001-1,
               Class A4, 7.00%, 01/17/05                                   5,177
     2,000   Carco Auto Loan Master Trust, Ser. 1999-4, Class A,
               6.43%, 11/15/04                                             2,080
             Citibank Credit Card Master Trust I,
     1,125     Ser. 1997-6, Class A, PO, 0.00%, 08/15/06                   1,020
    17,112     Ser. 1998-9, Class A, 5.30%, 01/09/06                      17,806
             Comed Transitional Funding Trust
     6,000     Ser. 1998-1, Class A4, 5.39%, 06/25/05                      6,182
     2,750     Ser. 1998-1, Class A5, 5.44%, 03/25/07                      2,884

                       See notes to financial statements.

                                       35

  PRINCIPAL
   AMOUNT    ISSUER                                                     VALUE
================================================================================
$    4,025   Connecticut RRB Special Purpose Trust CL&P, Ser.
               2001-1, Class A1, 4.87%, 03/30/05                      $    4,088
    12,000   Conseco Finance, Ser. 2000-B, Class AF2, 7.34%,
               02/15/19                                                   12,364
     2,267   Contimortgage Home Equity Loan Trust, Ser. 1999-3
               Class A2, 6.77%, 01/25/18                                   2,275
     9,000   Daimler Chrysler Auto Trust, Ser. 200-D, Class A3,
               6.66%, 01/08/05                                             9,399
    10,120   Discover Card Master Trust, Ser. 2001-5, Class A,
               5.30%, 11/15/06                                            10,579
       383   EQCC Home Equity Loan Trust, Ser. 1997-3, Class
               A8, 6.41%, 12/15/04                                           401
             First USA Credit Card Master Trust,
     7,000     Ser. 1997-6, Class A, 6.42%, 03/17/05                       7,186
     8,500     Ser. 1999-4, Class C, #, 3.15%, 01/19/05                    8,516
             Ford Credit Auto Owner Trust,
     5,000     Ser. 1998-C, Class D, #, 7.70%, 01/15/04                    5,026
     5,500     Ser. 2001-C, Class A4, 4.83%, 02/15/05                      5,659
     5,000     Ser. 2001-C, Class A5, 5.25%, 09/15/05                      5,223
     6,040   IMC Home Equity Loan Trust, Ser. 1997-7 Class A5,
               6.76%, 10/20/20                                             6,121
             MBNA Master Credit Card Trust,
     7,000     Ser.1998-D, Class C, #, 6.30%, 12/15/05                     7,316
     5,000     Ser. 2000 A, Class A, 7.35%, 07/16/07                       5,513
     4,100   Onyx Acceptance Grantor Trust, Ser. 2001-B, Class
               A4, 5.49%, 11/15/07                                         4,298
     7,600   Option One Mortgage Trust, Ser. 2001-4, Class A,
               FRN, 2.04%, 01/25/32                                        7,600
     3,500   Peco Energy Transition Trust, Ser. 1999-A, Class
               A4, 5.80%, 03/01/07                                         3,707
    10,000   PP&L Transition Bond Co. LLC, Series 1999-1,
               Class A3, 6.60%, 03/25/05                                  10,303
    13,100   Premier Auto Trust, Ser. 1999-2, Class A4, 5.59%,
               02/09/04                                                   13,414
     1,936   Providian Home Equity Loan Trust, Ser. 1999-PBSI,
               Class A, FRN, 2.71%, 06/25/25                               1,917
     5,200   Sears Credit Account Master Trust, Ser. 1996-3,
               Class A, 7.00%, 07/15/08                                    5,527
     5,000   World Omni Auto Receivables Trust, Ser. 2001-A,
               Class A3, 5.30%, 02/20/05                                   5,159
             -------------------------------------------------------------------
             Total Asset Backed Securities                               192,439
             (Cost $186,602)
--------------------------------------------------------------------------------
             Total Long-Term Investments                                 508,063
             (Cost $494,780)
--------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 27.3%
================================================================================
             U.S. Treasury Security -- 2.8%
             ------------------------------
    20,000   U.S. Treasury Bill, 2.13%, 03/14/02                          19,843
               (Cost $19,843)

                       See notes to financial statements.

                                       36

  PRINCIPAL
   AMOUNT    ISSUER                                                     VALUE
================================================================================
             Commercial Paper -- 8.5%
             ------------------------
             ASSET BACKED SECURITIES -- 2.9%
$    9,849   Edison Asset Securitization LLC, 2.45%, 11/14/01 (f) ^^  $    9,840
     9,800   Special Purpose Accounts Receivable Cooperative
               Corp., FRN, 2.59%, 06/01/02                                 9,800
                                                                      ----------
                                                                          19,640
             PHARMACEUTICALS -- 1.4%
    10,000   Pfizer, Inc., 2.13%, 01/25/02 ^^                              9,950

             TELECOMMUNICATIONS -- 2.5%
     6,100   AT&T Corp., DN, 0.00%, 11/01/01 ^^                            6,099
             Sprint Capital Corp.,
     3,000     DN, 0.00%, 11/01/01 ^^                                      3,000
     8,700     Discount Restricted, 3.17%, 04/03/02                        8,583
                                                                      ----------
                                                                          17,682
             UTILITIES -- 1.7%
    12,200   American Electric Power Co., 4.12%, 02/27/02 (f) ^^          12,071
             -------------------------------------------------------------------
             Total Commercial Paper                                       59,343
             (Cost $59,309)
             -------------------------------------------------------------------
             Certificate of Deposit -- 2.0%
             ------------------------------
    14,000   Credit Agricole Indosuez SA (France), 3.70%,                 14,045
               01/18/02 ^^
             (Cost $14,000)
   SHARES
================================================================================
             Money Market Fund -- 14.0%
             --------------------------
    97,647   JPMorgan Prime Money Market Fund (a) ^^                      97,647
             (Cost $97,647)
--------------------------------------------------------------------------------
             Total Short-Term Investments                                190,878
             (Cost $190,798)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                              $  698,941
             (Cost $685,578)
--------------------------------------------------------------------------------

   FUTURES

================================================================================
                                                        NOTIONAL    UNREALIZED
   NUMBER                                               VALUE AT   APPRECIATION/
     OF                                  EXPIRATION     10/31/01  (DEPRECIATION)
 CONTRACTS  DESCRIPTION                      DATE        (USD)        (USD)
================================================================================
            Long Futures Outstanding
            ------------------------
    474     2 Year Treasury Notes      December, 2001   $10,058       $2,544
  1,258     5 Year Treasury Notes      December, 2001    13,820        2,237
     76     Thirty-Day Fed             February, 2002     3,106           33
    507     Eurodollar                 June, 2002        12,380          486

            Short Futures Outstanding
            -------------------------
     76     Thirty-Day Fed             January, 2002     (3,104)         (31)

See index on page 78

                       See notes to financial statements.

JPMORGAN GL0BAL STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 85.0%
--------------------------------------------------------------------------------
             U.S. Treasury Securities -- 1.3%
             --------------------------------
             U.S. Treasury Notes & Bonds,
$      325     5.00%, 08/15/11 ^^                                     $      344
       585     5.50%, 08/15/28 @                                             621
       700     6.25%, 02/28/02 @                                             710
        30     6.25%, 07/31/02 @ ^^                                           31
       175     6.25%, 05/15/30 ^^                                            208
       100     6.63%, 05/15/07 @                                             114
        80     7.50%, 11/15/01 @ ^^                                           80
             -------------------------------------------------------------------
             Total U.S. Treasury Securities                                2,108
             (Cost $2,004)
             -------------------------------------------------------------------

             Foreign Government Securities -- 26.5%
             --------------------------------------
       145   Banco Nacional De Desenvolvimento Economico e
               Social (Brazil), Ser. REGS, 11.25%, 09/20/05                  132
             Federal Republic of Brazil (Brazil),
       155     3.19%, 04/15/06                                               137
       254     8.00%, 04/15/14 (c)                                           173
       425     8.88%, 04/15/24                                               247
        85     11.00%, 08/17/40                                               57
        90     12.75%, 01/15/20                                               71
        95     FRN, 3.19%, 04/15/24                                           63
       150     FRN, 3.25%, 04/15/09                                          108
       375     FRN, 3.25%, 04/15/12                                          222
       210     Ser. 30, 6.00%, 04/15/24                                      141
             Federal Republic of Germany (Germany),
 EUR 3,750     4.25%, 03/14/03                                             3,428
 EUR 2,450     5.25%, 01/04/11                                             2,349
 EUR   466     Ser. 94, 6.25%, 01/04/24                                      484
 EUR 1,820     Ser. 98, 5.63%, 01/04/28                                    1,744
       155   Government of Barbados (Barbados), #, 8.75%,
             06/15/10                                                        169
             Government of Canada (Canada),
 CAD 3,150     5.25%, 09/01/03                                             2,071
 CAD   360     5.50%, 06/01/10                                               237
 CAD   300     7.00%, 12/01/06                                               213
 CAD   290     Ser. VW17, 8.00%, 06/01/27                                    247
             Government of France (France),
 EUR 2,450     4.50%, 07/12/03                                             2,256
 EUR 3,150     5.00%, 01/12/06                                             2,976
 EUR 1,280     5.25%, 04/25/08                                             1,223
 EUR 2,250     BTAN, 4.50%, 07/12/06                                       2,086
 DKK   440   Kingdom of Denmark (Denmark), 8.00%, 05/15/03                    57
       377   Kingdom of Morocco (Morocco), FRN, 5.09%,
             01/01/09                                                        328
 SEK 1,150    Kingdom of Sweden (Sweden), Ser. 1039, 5.50%,
             04/12/02                                                        109
             National Republic of Bulgaria (Bulgaria),
       713     FRN, PDI, 4.56%, 07/28/11                                     560
       590     Ser. A, FRN, 4.56%, 07/28/12                                  479
       770     Ser. A, FRN, 4.56%, 07/28/24                                  604

                       See notes to financial statements.

                                       38

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
 EUR   330   Netherlands Government Bond (Netherlands), Ser. 1
             & 2, 6.00%, 01/15/06                                     $      322
             Republic of Colombia (Colombia),
        25     7.63%, 02/15/07                                                23
       100     8.63%, 04/01/08                                                98
        40     9.75%, 04/23/09                                                40
       824     9.75%, 04/09/11                                               857
        90     (Yankee), 7.25%, 02/23/04                                      90
             Republic of Costa Rica (Costa Rica),
       310     9.00%, 03/01/11                                               330
       430     10.00%, 08/01/20                                              482
       300   Republic of Egypt (Egypt), 8.75%, 07/11/11                      281
             Republic of Panama (Panama),
       522     4.63%, 07/17/16                                               397
       295     8.88%, 09/30/27                                               264
       370     9.63%, 02/08/11                                               373
       125     10.75%, 05/15/20                                              128
             Republic of Peru (Peru),
     1,470     4.00%, 03/07/17                                               956
       980     4.50%, 03/07/17                                               706
        70     PDI, SUB, 4.50%, 03/07/17                                      50
             Republic of Philippines (Philippines),
       420     8.88%, 04/15/08                                               392
       335     9.88%, 01/15/19                                               273
       480     10.63%, 03/16/25                                              407
       130     Ser. B, 6.50%, 12/01/17                                       112
        50     (Yankee), 8.60%, 06/15/27                                      32
       755   Republic of Trinidad & Tobago (Trinidad & Tobago),
               #, 9.75%, 07/01/20                                            823
             Republic of Turkey (Turkey),
       170     11.88%, 01/15/30                                              147
       220     12.00%, 12/15/08                                              223
             Russian Federation (Russia),
     1,217     8.25%, 03/31/10                                               961
       400     8.75%, 07/24/05                                               379
       850     10.00%, 06/26/07                                              779
       525     12.75%, 06/24/28                                              527
     2,625     SUB, 5.00%, 03/31/30                                        1,258
             State of Qatar (Qatar),
       320     #, 9.75%, 06/15/30                                            357
        45     9.75%, 06/15/30                                                50
             U.K. Treasury Gilt (United Kingdom),
 GBP   100     6.25%, 11/25/10                                               164
 GBP 1,200     6.50%, 12/07/03                                             1,826
 GBP   830     7.25%, 12/07/07                                             1,378
             United Mexican States (Mexico),
       725     8.13%, 12/30/19                                               691
       630     8.38%, 01/14/11                                               646
       320     8.63%, 03/12/08                                               339
       780     11.38%, 09/15/16                                              940
       230     11.50%, 05/15/26                                              288
       325     MTN, 8.30%, 08/15/31                                          309

                       See notes to financial statements.

                                       39

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
$      400     Ser. B, FLIRB, 5.06%, 12/31/19                         $      396
       375     Ser. XW, 10.38%, 02/17/09                                     427
             -------------------------------------------------------------------
             Total Foreign Government Securities                          42,492
             (Cost $41,041)
             -------------------------------------------------------------------
             Corporate Notes & Bonds -- 36.7%
             --------------------------------
             ADVERTISING -- 0.3%
       450   Lamar Advertising Co., 8.63%, 09/15/07                          459

             AEROSPACE -- 0.3%
       600   BE AEROSPACE, Inc., Ser. B, 8.88%, 05/01/11                     441

             AIRLINES -- 0.8%
       688   Northwest Airlines Corp., Ser. 2000-1, 8.07%,
               10/01/19 ^^                                                   751
       499   US Airways, Inc., 7.08%, 03/20/21 ^^                            506
                                                                      ----------
                                                                           1,257
             APPAREL -- 0.1%
       300   Levi Strauss & Co., 11.63%, 01/15/08                            219

             BANKING -- 1.2%
       500   Bank of America Corp., 7.40%, 01/15/11 ^^                       550
       450   Barclays Bank PLC (United Kingdom), FRN, #,
               8.55%, 6/15/11 ^^                                             520
       750   First Union National Bank, 7.80%, 08/18/10 ^^                   842
                                                                      ----------
                                                                           1,912
             CHEMICALS -- 1.6%
       300   Avecia Group PLC, 11.00%, 07/01/09 ^^                           285
       500   Equistar Chemicals LP, #, 10.13%, 09/01/08 ^^                   460
       200   Hercules, Inc., #, 11.13%, 11/15/07 ^^                          187
       300   Huntsman ICI Chemicals LLC, 10.13%, 07/01/09 ^^                 240
       250   Lyondell Chemical Co., 10.88%, 05/01/09 ^^                      209
       200   Noveon, Inc., Ser. B, 11.00%, 02/28/11 ^^                       200
             Reliance Industries LTD (India),
       250     #, 10.38%, 06/24/16                                           250
       250     10.50%, 08/06/46                                              237
       500   The Scotts Co., 8.63%, 01/15/09 ^^                              510
                                                                      ----------
                                                                           2,578
             COMPUTER NETWORKS -- 0.1%
       140   Seagate Technology International, #, 13.50%,
               11/15/07                                                      145

             CONSTRUCTION -- 0.9%
       750   D.R. Horton, Inc., 9.38%, 03/15/11                              735
       500   Schuler Homes, Inc., #, 9.38%, 07/15/09                         510
       265   Standard-Pacific Corp., 9.50%, 09/15/10                         254
                                                                      ----------
                                                                           1,499
             CONSTRUCTION MATERIALS -- 0.1%
       100   Cemex Central SA De CV (Mexico), #, 8.63%,
               07/18/03                                                     105

                       See notes to financial statements.

                                       40

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
             CONSUMER PRODUCTS -- 0.3%
$      500   Playtex Products, Inc., 9.38%, 06/01/11 ^^               $      523
             CONSUMER SERVICES -- 1.1%
       400   Flag LTD (Bermuda) (Yankee), 8.25%, 01/30/08                    288
       500   Iron Mountain, Inc., 8.63%, 04/01/13                            520
       550   Quebecor Media, Inc, 11.13%, 07/15/11                           567
       500   United Rentals, Inc., Ser. B, 8.80%, 08/15/08                   446
                                                                      ----------
                                                                           1,821
             DISTRIBUTION -- 0.3%
       500   Owens & Minor, Inc., #, 8.50%, 07/15/11 ^^                      515
             Electronics/Electrical Equipment -- 0.3%
       450   Flextronics International LTD (Singapore) (Yankee),
               9.88%, 07/01/10                                               468

             ENTERTAINMENT/LEISURE -- 0.6%
       400   Argosy Gaming Co., 10.75%, 06/01/09 ^^                          438
       700   Premier Parks Inc., SUB, 0.00%, 04/01/08 ^^                     586
                                                                      ----------
                                                                           1,024
             ENVIRONMENTAL SERVICES -- 0.3%
       500   Allied Waste North America, Ser. B, 10.00%,
               08/01/09                                                      504

             FINANCIAL SERVICES -- 2.9%
       750   Destination Film Funding Corp., #, 6.25%, 10/15/03 ^^ ~         675
       325   Erac USA Finance Co., # 2.13%, 12/15/04 ^^                      369
       500   Ford Motor Credit Co., 7.88%, 06/15/10 ^^                       524
       150   HSBC Capital Funding LP (Channel Islands), FRN, #,
               10.18%, 12/29/49 ^^                                           196
       500   ING Capital Funding Trust III, 8.44%, 12/31/49 ^^               559
       750   Morgan Stanley Dean Writer & Co., 6.75%, 04/15/11 ^^            787
       400   Nexstar Finance LLC/Nexstar Finance, Inc., #,
               12.00%, 04/01/08                                              376
        68   Oil Purchase Co., #, 7.10%, 04/30/02                             68
       175   PEMEX Project Funding Master Trust (Mexico),
               8.50%, 02/15/08                                               180
       500   UBS Preferred Funding Trust I, FRN, 8.62%,
               10/29/49 ^^                                                   576
       300   Yell Finance BV (Netherlands) #, 10.75%, 08/01/11               318
                                                                      ----------
                                                                           4,628
             FOOD/BEVERAGE PRODUCTS -- 1.3%
       500   Del Monte Corp., #, 9.25%, 05/15/11 ^^                          523
             Fleming Companies, Inc.
       300     10.13%, 04/01/08 ^^                                           312
       200     Ser. B, 10.63%, 07/31/07 ^^                                   202
       350   Smithfield Foods, Inc., 7.63%, 02/15/08 ^^                      343
       650   Winn-Dixie Stores, Inc., 8.88%, 04/01/08                        622
                                                                      ----------
                                                                           2,002
             HEALTH CARE/HEALTH CARE SERVICES -- 1.4%
       550    Alliance Imaging, Inc., 10.38%, 04/15/11                       593
       500    Fresenius Medical Care Capital Trust IV, #, 7.88%,
               06/15/11 ^^                                                   505

                       See notes to financial statements.

                                       41

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
$      500   HCA, Inc., 8.75%, 09/01/10                               $      564
       700   Mariner Health Group Corp., 0.00%, 11/20/01 (d)                   0
       500   Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/09                  538
                                                                      ----------
                                                                           2,200
             HOTELS/OTHER LODGING -- 1.6%
       400   Ameristar Casinos, Inc., 10.75%, 02/15/09 ^^                    420
       500   Extended Stay America, Inc., #, 9.88%, 06/15/11                 478
       100   Mandalay Resort Group, Ser. B, 10.25%, 08/01/07 ^^               95
             MGM Mirage, Inc. ^^
       300     8.38%, 02/01/11 ^^                                            278
       380     9.75%, 06/01/07 ^^                                            378
       535   Park Place Entertainment Corp., 8.88%, 09/15/08 ^^              531
       450   Station Casinos, Inc., 9.88%, 07/01/10 ^^                       429
                                                                      ----------
                                                                           2,609
             INSURANCE -- 0.2%
       600   Conseco, Inc., 10.75%, 06/15/08                                 270
             MANUFACTURING -- 0.3%
       200   Sun World International, 11.25%, 04/15/04 ^^                    176
       300   Terex Corp., Ser B, 10.38%, 04/01/11                            303
                                                                      ----------
                                                                             479
             MULTI-MEDIA -- 5.5%
       500   Adelphia Communications Corp., 10.25%, 06/15/11                 463
       400   American Media Operation, Inc., 10.25%, 05/01/09                392
       280   British Sky Broadcasting PLC (United Kingdom)
               (Yankee), 6.88%, 02/23/09                                     268
       600   Callahan Nordrhein-Westfalen GmbH (Germany),
               14.00%, 07/15/10                                              366
             Charter Communications Holdings LLC/Charter
               Communications Holdings Capital Corp.,
       250     10.00%, 04/01/09                                              250
       350     11.13%, 01/15/11                                              365
       400     SUB, 0.00%, 04/01/11                                          276
       775   Clear Channel Communications, Inc., 7.65%,
               09/15/10 ^^                                                   829
       500   CSC Holdings, Inc., 10.50%, 05/15/16                            540
       500   Echostar DBS Corp., 9.38%, 02/01/09                             508
       325   eKabel Hessen GmbH (Germany), 14.50%, 09/01/10                  172
       600   Emmis Communications Corp, Ser B, 8.13%,
               03/15/09                                                      552
       300   Fox Family Worldwide, Inc., 9.25%, 11/01/07                     327
     1,000   Insight Communications, SUB, #, 0.00%, 02/15/11                 559
       250   Lin Holdings Corp., SUB, 0.00%, 03/01/08                        170
       500   Mediacom LLC/Mediacom Capital Corp., 9.50%,
               01/15/13                                                      508
       250   Nextmedia Operating, Inc., #, 10.75%, 07/01/11                  251
       500   Primedia, Inc., 8.88%, 05/15/11                                 405
       500   Radio One, Inc., #, 8.88%, 07/01/11                             518
       500   TCI Communications, Inc., 8.75%, 08/01/15 ^^                    594

                       See notes to financial statements.

                                       42

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
$      250   Telewest Communication PLC (United Kingdom)
               (Yankee), 9.63%, 10/01/06                              $      188
       100   TV Azteca SA de CV, Ser. B (Mexico) (Yankee), Ser.
               B, 10.50%, 02/15/07                                            87
       400   United Pan-Europe Communications NV
               (Netherlands) (Yankee), Ser. B, 10.88%, 11/01/07               56
       200   Young Broadcasting, Inc., #, 10.00%, 03/01/11                   170
                                                                      ----------
                                                                           8,814
             OIL & Gas -- 2.7%
     1,000   Chesapeake Energy Corp., #, 8.13%, 04/01/11                     977
       140   Compagnie Generale de Geophysique SA (France),
               10.63%, 11/15/07                                              137
       300   Eott Energy Partners LP/Eott Energy Finance Corp.,
               11.00%, 10/01/09                                              310
       200   Frontier Oil Corp., 11.75%, 11/15/09                            212
       250   Key Energy Services, Inc., Ser. B, 8.38%, 03/01/08              257
       500   Lasmo USA, Inc., 7.50%, 06/30/06                                560
       300   Newpark Resources, Inc., Ser. B, 8.63%, 12/15/07                281
        20   Petroleos Mexicanos (Mexico), (Yankee), Ser. P,
               9.50%, 09/15/27                                                22
       300   Plains Resources, Inc., Ser. B, 10.25%, 03/15/06                306
             Pogo Producing Co.,
       200     Ser. B, 8.25%, 04/15/11                                       203
       300     Ser. B, 10.38%, 02/15/09                                      318
       160   Triton Energy LTD (Channel Islands) (Yankee),
               8.88%, 10/01/07                                               175
       500   Westport Resources Corp., SUB, #, 0.00%,
               11/20/01                                                      500
                                                                      ----------
                                                                           4,258
             PACKAGING -- 1.2%
       500   Packaging Corporation of America, 9.63%, 04/01/09               535
       750   Riverwood International Corp., 10.63%, 08/01/07                 787
       500   Stone Container Corp., 9.75%, 02/01/11                          523
                                                                      ----------
                                                                           1,845
             PAPER/FOREST PRODUCTS -- 0.7%
       450   Caraustar Industries, Inc., 9.88%, 04/01/11                     464
       600   Tembec Industries, Inc. (Canada), 8.50%, 02/01/11               631
                                                                      ----------
                                                                           1,095
             PHARMACEUTICALS -- 0.4%
       550   Amerisource Bergon Corp., #, 8.13%, 09/01/08                    579
             PIPELINES -- 1.1%
       500   Dynegy-Roseton Danskammer, #, 7.67%, 11/08/16                   524
       175   El Paso Corp., 7.00%, 05/15/11                                  180
       500   El Paso Energy LP, #, 8.50%, 06/01/11 ^^                        531
       500   WCG Note Trust/WCG Note Corp., #, 8.25%,
               03/15/04                                                      517
                                                                      ----------
                                                                           1,752

                       See notes to financial statements.

                                       43

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
             REAL ESTATE INVESTMENT TRUST -- 0.3%
$      180   Host Marriott LP, Ser. G, 9.25%, 10/01/07                $      162
       300   Meristar Hospitality Corp., #, 9.13%, 01/15/11 ^^               253
                                                                      ----------
                                                                             415
             RESTAURANTS/FOOD SERVICES -- 0.3%
       450   Tricon Global Restaurants, Inc., 8.88%, 04/15/11                477

             RETAILING -- 0.2%
       400   Kmart Corp., #, 9.88%, 06/15/08                                 346

             SEMI-CONDUCTORS -- 0.1%
             Fairchild Semiconductor International, Inc.
       100     10.13%, 03/15/07                                              100
        50     10.38%, 10/01/07                                               50
                                                                      ----------
                                                                             150
             STEEL -- 0.2%
       300   AK Steel Corp., 9.13%, 12/15/06                                 298

             TELECOMMUNICATIONS -- 6.2%
             Allegiance Telecom, Inc.
       100     Ser. B, SUB, 0.00%, 02/15/08                                   41
       300     12.88%, 05/15/08                                              201
       500   American Cellular Corp., 9.50%, 10/15/09                        503
       600   American Tower Corp., 9.38%, 02/01/09                           480
       200   Asia Global Crossing LTD, 13.38%, 10/15/10                       45
       650   AT&T Wireless Services, Inc., #, 7.88%, 03/01/11                698
       950   Crown Castle International Corp., SUB, 0.00%,
               05/15/11                                                      569
       425   Deutsche Telekom International Finance BV
               (Netherlands), 8.00%, 06/15/10 ^^                             471
             Global Crossing Holdings LTD (Bermuda)
     1,210     8.70%, 08/01/07                                               178
       275     (Yankee), 9.13%, 11/15/06                                      45
       100   Grupo Iusacell SA de CV, 14.25%, 12/01/06                       102
       280   Insight Midwest LP/Insight Capital, Inc., 10.50%,
               11/01/10                                                      295
       600   KPNQwest NV (Netherlands) (Yankee), 8.13%,
               06/01/09                                                      372
       175   Marconi Corp. PLC (United Kingdom), 8.38%,
               09/15/30 ^^                                                    58
             McLeodUSA, Inc.,
       155     9.50%, 11/01/08                                                37
       500     11.38%, 01/01/09                                              135
       510   Microcell Telecommunications (Canada) (Yankee),
               Ser. B, SUB, 0.00%, 06/01/06                                  245
             Nextel Communications, Inc.,
       500     9.38%, 11/15/09                                               349
       100     9.50%, 02/01/11                                                69
             Nextel Partners, Inc.,
       200     11.00%, 03/15/10                                              150
       200     11.00%, 03/15/10                                              150

                       See notes to financial statements.

                                       44

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
             NTL Communications Corp.
$      500     Ser. B, 11.50%, 10/01/08                               $      295
       200     Ser. B, 11.88%, 10/01/10                                      118
       250   PTC International Finance II SA (Luxembourg),
               (Yankee), 11.25%, 12/01/09                                    245
       500   Rogers Wireless Communications, Inc. (Canada),
               9.63%, 05/01/11                                               506
       330   Spectrasite Holdings, Inc., Ser. B, 12.50%,
               11/15/10                                                      208
       600   Sprint Capital Corp., 6.90%, 05/01/19 ^^                        562
       250   TeleCorp PCS, Inc., 10.63%, 07/15/10                            290
       525   Telefonica Europe BV (Netherlands), 7.75%,
               09/15/10 ^^                                                   570
       230   Telefonos de Mexico SA (Mexico), Ser. REGS,
               8.25%, 01/26/06                                               240
             Time Warner Telecom, Inc.
       350     9.75%, 07/15/08                                               263
       300     10.13%, 02/01/11                                              225
             Tritel PCS, Inc.
       200     10.38%, 01/15/11                                              230
       200     SUB, 0.00%, 05/15/09                                          175
       400   Voicestream Wireless Corp./ Voicestream Wireless
               Holdings Corp., 10.38%, 11/15/09                              459
             Williams Communications Group, Inc.
       230     10.88%, 10/01/09                                               98
       500     11.70%, 08/01/08                                              213
       900   XO Communications, Inc., 10.75%, 11/15/08                       171
                                                                      ----------
                                                                          10,061
             TRANSPORTATION -- 0.5%
       800   Teekay Shipping Corp. (Bahamas), #, 8.88%,
               07/15/11                                                      820

             UTILITIES -- 1.3%
       300   Calpine Corp., 7.88%, 04/01/08                                  296
       500   CMS Energy Corp., 9.88%, 10/15/07                               544
       285   Mirant Americas Generation, Inc., #, 9.13%,
               05/01/31 ^^                                                   320
       100   RAS Laffan Liquid Natural Gas (Qatar), #, 8.29%,
               03/15/14                                                      107
       750   United Utilities PLC (United Kingdom) (Yankee),
               6.25%, 08/15/05 ^^                                            765
                                                                      ----------
                                                                           2,032
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds                                58,600
             (Cost $64,333)
             -------------------------------------------------------------------
             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 2.0%
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
     8,490   CS First Boston Mortgage Securities Corp., Ser.
               1997-2X, 1.00%, 06/25/20 ^^                                   136

                       See notes to financial statements.

                                       45

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 1.9%
$    3,000   Federal National Mortgage Association, TBA,
               6.00%, 12/25/31                                        $    3,025
             -------------------------------------------------------------------
             Total Residential Mortgage Backed Securities                  3,161
             (Cost $3,323)
             -------------------------------------------------------------------
             Commercial Mortgage Backed Securities -- 6.6%
             ---------------------------------------------
     1,386   Banc of America Commercial Mortgage, Inc., Ser.
               2000-1, 7.11%, 11/15/08                                     1,507
       500   COMM, Ser. 2000-FL1A, Class H, FRN, #, 3.81%,
               12/16/11                                                      496
             Credit Suisse First Boston Mortgage Securities Corp.,
     1,155     Ser. 1999-C1, Class A2, 7.29%, 09/15/41                     1,276
       300     Ser. 2001-CK1, Class A3, 6.38%, 12/16/35                      316
     1,198   First Union Commercial Mortgage Trust, Ser.
               1999-C1, Class A, 5.73%, 10/15/35                           1,248
     1,200   Heller Financial Commercial Mortgage Asset Corp.,
               Ser. 1999-PH1, Class A2, 6.85%, 05/15/31                    1,303
             Morgan Stanley Capital I
     1,000     Ser. 1997-XL1 G, 7.70%, 10/03/30                              948
       300     Ser. 2000-HG E, 8.31%, 12/03/05                               327
     1,440   Nomura Asset Securities Corp., Ser. 1998-D6 A1B,
               6.59%, 03/15/30                                             1,558
     1,500   PNC Mortgage Acceptance Corp., Ser. 2001-C1,
               Class A2, 6.36%, 03/12/34                                   1,582
             -------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities                  10,561
             (Cost $9,917)
             -------------------------------------------------------------------
             Asset Backed Securities -- 1.2%
             -------------------------------
             FINANCIAL SERVICES -- 1.2%
     2,000   Green Tree Financial Corp., Series 1999-3, Class
               B1, 8.37%, 02/01/31                                         1,940
        47   Home MAC Mortgage Securities Corp., Ser. 1985-1,
               11.38%, 08/01/15 ~                                             47
             -------------------------------------------------------------------
             Total Asset Backed Securities                                 1,987
             (Cost $2,050)
             -------------------------------------------------------------------
             Rights -- 0.0%
             --------------
     2,732   United Mexican States (Value Recovery Rights)                    15
               (Mexico), Ser. A, 0.00%, 06/30/03
             (Cost $33)
             -------------------------------------------------------------------
             Private Placements -- 10.7%
             ---------------------------
             CO-OP APARTMENTS -- 6.8%
     2,788   127-129-131 West 96th St. Note, 6.85%, 12/01/18 (f) ^^ ~      2,922
     1,042   14-16 East 17th St. (1st Mortgage Agreement on
               Cooperative Building in Brooklyn, New York), 7.00%,
               03/01/12 (f) ^^ ~                                           1,045
     1,476   270 5th Ave. (1st Mortgage Agreement on
               Cooperative Building in Brooklyn, New York), 6.93%,
               08/01/18 (f) ~                                              1,556
                       See notes to financial statements.

                                       46

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
$      586   3512 Oxford Ave. (1st Mortgage Agreement on
               Cooperative Building in Riverdale, New York), 8.45%,
               06/01/17 (f) ~                                         $      675
       556   42 155th Street, 7.00%, 01/01/14 (f) ~                          603
       780   421 West 57TH Street Owners Co., 8.98%,
               07/01/22 (f) ^^ ~                                             944
       465   482 East 9th St., Kensington Gardens Corp., (1st
               Mortgage Agreement on Cooperative Building in
               New York City), 6.85%, 12/01/18 (f)^^ ~                       486
     1,305   Walgreen-Benderson, 7.63%, 11/15/13 (f) ~                     1,449
       587   Greystone Tenants, 8.50%, 06/01/17 (f) ^^ ~                     673
       472   31-33 Mercer Street, 7.49%, 04/01/23 (f) ~                      517
                                                                      ----------
                                                                          10,870
             CONVENTIONAL MULTI-FAMILY -- 3.6%
     1,523   PC Bel Clare Estates, 6.81%, 08/01/18 (f)                     1,611
     1,293   PC Northstar Terrace, 6.63%, 10/01/18 (f) ~                   1,315
     1,596   PC Shangri La MHC Co., 6.40%, 10/01/08 (f) ~                  1,666
     1,254   Three Lakes Estate, 6.06%, 10/01/13 (f) ~                     1,244
                                                                      ----------
                                                                           5,836
             SINGLE FAMILY JUMBO LOAN -- 0.3%
       466   DLJ Mortgage Acceptance Corp. Ser. AC-1997-1,
               Class A, #, 8.15%, 07/28/27                                   449
             -------------------------------------------------------------------
             Total Private Placements                                     17,155
             (Cost $16,177)
--------------------------------------------------------------------------------
             Total Long-Term Investments                                 136,079
             (Cost $138,878)
--------------------------------------------------------------------------------
   SHARES    WARRANTS
================================================================================
         1   Venezuelan Republic 12/31/49 (Cost $0)                           $0
--------------------------------------------------------------------------------
     SHORT-TERM INVESTMENITS -- 15.0%
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT +
================================================================================
             U.S. Treasury Security -- 0.2%
             ------------------------------
       310   U.S. Treasury Bill, DN, 3.48%, 11/29/01 @                       309
             (Cost $309)

             Commercial Paper -- 0.2%
             ------------------------
             CONSTRUCTION -- 0.2%
       300   Standard Pacific Corp., 8.50%, 04/01/09                         281
             (Cost $295)

             Time Deposits -- 8.7%
             ---------------------
             BANKING -- 8.7%
     2,500   Credit Agricole Indosuez London, 2.52%, 11/20/01              2,500
             Deutsche Bank AG,
     1,000     2.50%, 11/01/01                                             1,000
     2,500     2.54%, 11/20/01                                             2,500
     2,000     2.55%, 11/01/01                                             2,000

                         See notes to financial statements.

                                       47

  PRINCIPAL
   AMOUNT +  ISSUER                                                     VALUE
================================================================================
$    2,500   Rabobank Nederland NV (Netherlands), 2.58%,
               11/01/01                                                    2,500
     1,000   UBS AG, 2.50%, 11/20/01                                       1,000
     2,500   Westdeutsche Landesbank Girozentrale (Germany),
               2.60%, 11/01/01                                        $    2,500
                                                                      ----------
                                                                           7,500
             -------------------------------------------------------------------
             Total Time Deposits                                          14,000
             (Cost $14,000)
             -------------------------------------------------------------------
   SHARES
================================================================================
             Money Market Fund -- 5.9%
             -------------------------
     9,398   JPMorgan Prime Money Market Fund (a) ^^                       9,398
             (Cost $9,398)
--------------------------------------------------------------------------------
             Total Short-Term Investments                                 23,988
             (Cost $24,002)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                              $  160,067
             (Cost $162,880)
--------------------------------------------------------------------------------

   FUTURES

================================================================================
                                                       NOTIONAL    UNREALIZED
  NUMBER                                               VALUE AT   APPRECIATION
    OF                                  EXPIRATION     10/31/01  (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE        (USD)        (USD)
================================================================================
            Long Futures Outstanding
            ------------------------
    54      Treasury Bonds             December, 2001   $5,964      $   317
    14      5 Year Treasury Notes      December, 2001    1,538           62
     9      Eurodollar                 December, 2001      890           16
     5      Eurodollar                 December, 2001      504           17

            Short Futures Outstanding
            -------------------------
   (53)     5 Year Treasury Notes      December, 2001   (5,823)        (220)
  (210)     10 Year Treasury Notes     December, 2001  (23,418)      (1,091)

                         See notes to financial statements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

================================================================================
                                                                  NET
                                                  10/31/01    UNREALIZED
                                     SETTLEMENT    MARKET    APPRECIATION
                         SETTLEMENT     VALUE       VALUE   (DEPRECIATION)
CONTRACTS TO BUY            DATE         USD         USD          USD
================================================================================
      65 EUR             12/13/2001       58          59            1
   7,000 EUR             12/13/2001    6,321       6,315           (6)
  86,000 JPY             12/13/2001      706         704           (2)

                                                                  NET
                                                  10/31/01    UNREALIZED
                                     SETTLEMENT    MARKET    APPRECIATION
                         SETTLEMENT     VALUE       VALUE   (DEPRECIATION)
CONTRACTS TO SELL           DATE         USD         USD          USD
================================================================================
   4,361 CAD             12/13/2001    2,770       2,748           22
   2,965 EUR             12/13/2001    2,685       2,675           10
  23,061 EUR             12/13/2001   20,755      20,804          (49)
   1,045 GBP             12/13/2001    1,512       1,516           (4)
   1,285 GBP             12/13/2001    1,865       1,864            1
  83,644 JPY             12/13/2001      694         685            9
   1,156 SEK             12/13/2001      110         109            1

SUMMARY OF INVESTMENTS BY COUNTRY, OCTOBER 31, 2001

COUNTRY                       % OF INVESTMENT SECURITIES
=========================================================
United States                            59.1%
Germany                                  12.5%
France                                    5.4%
United Kingdom                            2.9%
Canada                                    3.0%
Mexico                                    3.0%
Netherlands                               2.9%
Russia                                    2.4%
Other (below 2%)                          8.8%
=========================================================
Total                                   100.0%
=========================================================

See index on page 78

                       See notes to financial statements.

JPMORGAN BOND FUND II
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

  PRINCIPAL
  AMOUNT     ISSUER                                          VALUE
=====================================================================
     LONG-TERM INVESTMENTS - 79.7%
=====================================================================
             U.S. Treasury Securities -- 21.4%
             ---------------------------------
             U.S. Treasury Notes & Bonds,
$  20,000      2.75%, 09/30/03 ^^                           $ 20,128
   47,815      2.75%, 10/31/03                                48,115
    8,400      4.25%, 05/31/03 ^^                              8,657
   13,000      4.63%, 02/28/03 ^^                             13,418
   15,750      5.00%, 02/15/11 ^^                             16,619
    4,190      5.00%, 08/15/11 ^^                              4,432
      580      6.13%, 08/15/29 ^^                                670
   22,635      6.25%, 05/15/30 ^^                             26,946
   24,655      8.00%, 11/15/21 ^^                             33,781
   18,380      8.13%, 08/15/19 @^^                            25,123
             -------------------------------------------------------
             Total U.S. Treasury Securities                  197,889
             (Cost $189,519)
             -------------------------------------------------------

             U.S. Government Agency Securities -- 1.9%
             -----------------------------------------
    2,600    Federal Home Loan Bank, 7.63%, 05/15/07 ^^        3,033
   12,875    Federal National Mortgage Association, 6.63%,
               11/15/30 ^^                                    14,667
             -------------------------------------------------------
             Total U.S. Government Agency Securities          17,700
             (Cost $16,464)
             -------------------------------------------------------

             Foreign Government Securities -- 2.1%
             -------------------------------------
    8,072    Korea Development Bank (South Korea), 6.50%,
               11/15/02                                        8,360
    9,150    Quebec Province (Canada), 7.50%, 09/15/29        10,715
             -------------------------------------------------------
             Total Foreign Government Securities              19,075
             (Cost $17,037)
             -------------------------------------------------------

             Corporate Notes & BONDS -- 17.8%
             --------------------------------
             AUTOMOTIVE -- 1.3%
    1,540    DaimlerChrysler NA Holding Corp., 7.75%,
               01/18/11 ^^                                     1,594
    8,515    Ford Motor Credit Co., 7.38%, 02/01/11 ^^         8,671
    1,480    General Motors Corp., 7.20%, 01/15/11 ^^          1,503
                                                            --------
                                                              11,768
             BANKING -- 2.2%
    3,010    Bank of America Corp., 7.80%, 02/15/10 ^^         3,376
    2,310    Bank One Corp., 6.00%, 08/01/08 ^^                2,370
    3,335    First Union National Bank, 7.80%, 08/18/10 ^^     3,745
    2,895    Manufacturers & Traders Trust Co., 8.00%,
               10/01/10 ^^                                     3,271
    4,200    MBNA America Bank, N.A., 7.75%, 09/15/05 ^^       4,480
    1,145    SunTrust Banks, Inc., 6.38%, 04/01/11 ^^          1,197
    1,710    Wells Fargo Bank, N.A., 6.45%, 02/01/11 ^^        1,792
                                                            --------
                                                              20,231
             BROADCASTING/CABLE -- 0.3%
    2,310    COX Communications, Inc., 6.75%, 03/15/11         2,373
             CHEMICALS -- 0.3%
    2,875    Union Carbide Corp., 6.70%, 04/01/09 ^^           3,052

                       See notes to financial statements.

                                       50

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
             FINANCIAL SERVICES -- 3.4%
$   2,405    CIT Group, Inc., 6.50%, 02/07/06 ^^            $  2,560
    6,165    Citigroup, Inc., 6.50%, 01/18/11 ^^               6,568
    6,700    General Motors Acceptance Corp., 7.50%,
               07/15/05 ^^                                     6,989
             Household Finance Corp.,
    2,800      6.50%, 01/24/06 ^^                              2,960
    6,330      7.88%, 03/01/07 ^^                              7,150
    1,870    Morgan Stanley Dean Witter & Co., 6.10%,
               04/15/06 ^^                                     1,961
    1,340    Verizon Global Funding Corp., 7.75%, 12/01/30     1,511
      950    Washington Mutual Bank, FA, 6.88%, 06/15/11 ^^    1,006
                                                            --------
                                                              30,705
             FOOD/BEVERAGE PRODUCTS -- 1.0%
    3,515    Kellogg Co., Ser. B, 6.60%, 04/01/11 ^^           3,724
    1,770    Kroger Co., 6.80%, 04/01/11 ^^                    1,891
    3,515    Safeway, Inc., 6.50%, 03/01/11 ^^                 3,711
                                                            --------
                                                               9,326
             INSURANCE -- 0.2%
    1,785    AXA Financial, Inc. (France), 7.75%,
               08/01/10 ^^                                     2,012

             MULTI-MEDIA -- 1.0%
      370    AOL Time Warner, Inc., 6.75%, 04/15/11              385
    4,420    Clear Channel Communications, Inc., 7.88%,
               06/15/05                                        4,764
    2,205    Comcast Cable Communications, Inc., 6.75%,
               01/30/11                                        2,286
    1,590    Time Warner Entertainment Co. LP, 8.38%,
               03/15/23                                        1,775
                                                            --------
                                                               9,210
             OIL & GAS -- 1.2%
    1,275    Amerada Hess Corp., 7.88%, 10/01/29               1,379
    1,110    Kerr-McGee Corp., 6.88%, 09/15/11                 1,155
    2,250    Sonat, Inc., 7.63%, 07/15/11                      2,398
    1,500    Transocean Sedco Forex, Inc., 7.50%, 04/15/31     1,512
    4,625    Valero Energy Corp., 8.38%, 06/15/05              5,083
                                                            --------
                                                              11,527
             PIPELINES -- 1.5%
    6,650    Duke Energy Field Services LLC, 7.88%,
               08/16/10                                        7,337
    2,220    Dynegy Holdings, Inc., 6.88%, 04/01/11            2,275
    2,475    Kinder Morgan Energy Partners LP, 6.75%,
               03/15/11                                        2,612
    2,015    Williams Companies, Inc., Ser. A, 7.50%,
               01/15/31                                        2,021
                                                            --------
                                                              14,245
             RETAILING -- 1.0%
    1,105    Federated Department Stores, 6.63%,
               04/01/11 ^^                                     1,075
    7,130    Target Corp., 7.50%, 08/15/10 ^^                  8,064
                                                            --------
                                                               9,139
             SHIPPING/TRANSPORTATION -- 0.5%
    2,350    Burlington Northern Santa Fe Corp., 6.75%,
               07/15/11 ^^                                     2,483
    2,290    Union Pacific Corp., 6.65%, 01/15/11 ^^           2,413
                                                            --------
                                                               4,896

                       See notes to financial statements.

                                       51

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
             TELECOMMUNICATIONS -- 2.7%
$   1,080    BellSouth Capital Funding, 7.88%, 02/15/30     $  1,250
    1,580    British Telecom PLC (United Kingdom), 8.88%,
               12/15/30                                        1,889
    1,720    Deutsche Telekom International Finance BV
               (The Netherlands), 8.25%, 06/15/30              1,906
    3,200    France Telecom SA (France), #, 7.75%, 03/01/11    3,483
      605    Qwest Capital Funding, Inc., 7.75%, 02/15/31        593
    3,475    Sprint Capital Corp., 7.63%, 01/30/11             3,676
    1,132    TCI Communications, Inc., 7.13%, 02/15/28         1,074
    6,675    U.S. West Capital Funding, Inc., 6.25%,
               07/15/05                                        6,865
    2,295    Vodafone Group PLC (United Kingdom), 7.75%,
               02/15/10                                        2,569
    1,480    WorldCom, Inc., 8.25%, 05/15/31                   1,515
                                                            --------
                                                              24,820
             TRANSPORTATION -- 0.3%
    2,710    Norfolk Southern Corp., 7.25%, 02/15/31 ^^        2,851
             Utilities -- 0.9%
    1,180    Calpine Corp., 8.50%, 02/15/11                    1,205
    7,250    Cilcorp, Inc., 8.70%, 10/15/09                    7,365
                                                            --------
                                                               8,570
         -----------------------------------------------------------
             Total Corporate Notes & Bonds                   164,725
             (Cost $157,265)
         -----------------------------------------------------------

             Residential Mortgage Backed Securities -- 20.2%
             -----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
      625    Federal Home Loan Mortgage Corp., Ser. 205,
               Class IO,, 7.00%, 09/01/29 ^^                      87
    7,700    Federal National Mortgage Association, Ser.
               2001-31, Class TC, 6.00%, 01/25/26 ^^           7,895
                                                            --------
                                                               7,982
             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 19.3%
             Federal National Mortgage Association,
   12,664      Pool 252093, 6.50%, 11/01/28 ^^                13,048
        2      Pool 490445, 6.00%, 03/01/29 ^^                     2
        4      Pool 503599, 6.50%, 06/01/29 ^^                     4
        5      Pool 523193, 7.50%, 11/01/29 ^^                     5
    3,820      Pool 606827, 6.50%, 10/01/31                    3,928
    8,625      TBA, 5.50%, 11/25/16                            8,733
   21,070      TBA, 6.00%, 12/25/31                           21,248
   20,075      TBA, 6.50%, 11/19/31                           20,571
    8,625      TBA, 6.50%, 11/25/16                            8,962
   41,175      TBA, 6.50%, 11/25/31                           42,334
             Government National Mortgage Association,
      308      Pool 396770, 6.50%, 10/15/28 ^^                   318
      186      Pool 425839, 6.50%, 01/15/28 ^^                   193
      294      Pool 442880, 6.50%, 04/15/28 ^^                   303
      167      Pool 450628, 6.50%, 03/15/28 ^^                   172
      398      Pool 454349, 6.50%, 01/15/28 ^^                   411

                       See notes to financial statements.

                                       52

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
$     394      Pool 456627, 6.50%, 08/15/28 ^^              $    407
       55      Pool 457754, 6.50%, 03/15/28 ^^                    56
      402      Pool 458838, 6.50%, 11/15/28 ^^                   415
      377      Pool 462907, 6.50%, 03/15/28 ^^                   389
      162      Pool 465409, 6.50%, 04/15/28 ^^                   167
      284      Pool 469719, 6.50%, 11/15/28 ^^                   293
       20      Pool 471242, 6.50%, 03/15/28 ^^                    21
       87      Pool 471522, 6.50%, 08/15/28 ^^                    90
      728      Pool 471863, 6.50%, 04/15/28 ^^                   752
      680      Pool 474248, 6.50%, 05/15/28 ^^                   702
      282      Pool 476293, 6.50%, 05/15/28 ^^                   291
      184      Pool 476872, 6.50%, 08/15/28 ^^                   190
      278      Pool 476887, 6.50%, 10/15/28 ^^                   287
      417      Pool 477595, 6.50%, 10/15/28 ^^                   431
      258      Pool 478091, 6.50%, 05/15/28 ^^                   266
       64      Pool 478197, 6.50%, 06/15/28 ^^                    66
      245      Pool 480134, 6.50%, 08/15/28 ^^                   253
      374      Pool 482879, 6.50%, 12/15/28 ^^                   386
      299      Pool 487235, 6.50%, 11/15/28 ^^                   309
      630      Pool 489989, 6.50%, 11/15/28 ^^                   651
      746      Pool 492399, 6.50%, 12/15/28 ^^                   770
   20,375      Pool 550867, 7.00%, 09/15/31 ^^                21,266
    4,537      Pool 781210, 6.50%, 09/15/29 ^^                 4,686
   24,000      TBA, 6.50%, 11/15/31                           24,787
                                                            --------
                                                             178,163
         -----------------------------------------------------------
             Total Residential Mortgage Backed Securities    186,145
             (Cost $183,652)
         -----------------------------------------------------------
             Commercial Mortgage Backed Securities -- 5.9%
             ---------------------------------------------
             Bear Stearns Commercial Mortgage Securities,
    4,520      Ser. 2001-TOP2, Class A2, 6.48%, 02/15/35 ^^    4,821
    8,724      Ser. 2000-WF2, Class A1, 7.11%, 10/15/32 ^^     9,507
    7,500      Ser. 2000-WF2, Class A2, 7.32%, 10/15/32 ^^     8,421
   10,660    Credit Suisse First Boston Mortgage Securities
               Corp., Ser. 2001-CF2, Class A4, 6.51%,
               02/15/34 ^^                                    11,393
             LB-UBS Commercial Conduit Mortgage Trust,
   10,270      Ser. 2001-C2, Class A2, 6.65%, 11/15/27 ^^     11,078
    5,380      Ser. 2001-C3, Class A2, 6.37%, 12/15/28 ^^      5,720
    3,524      Ser. 2000-C4, Class A1, 7.18%, 09/15/09 ^^      3,942
         -----------------------------------------------------------
             Total Commercial Mortgage Backed Securities      54,882
             (Cost $50,790)
         -----------------------------------------------------------
             Asset Backed Securities -- 10.4%
             --------------------------------
    5,920    AmeriCredit Automobile Receivables Trust, Ser.
               2001-B, Class A4, 5.37%, 06/12/08               6,180
   14,510    Capital One Master Trust, Ser. 2001-3A,
               Class A, 5.45%, 03/16/09                       15,218
   11,250    Citibank Credit Card Issuance Trust, Ser.
               2000-A3, Class A3, 6.88%, 11/16/09             12,385
   19,000    Discover Card Master Trust, Ser. 2001-5,
               Class A, 5.30%, 11/15/06                       19,864

                       See notes to financial statements.

                                       53

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
             Ford Credit Auto Owner Trust,
$   6,705      Ser. 2001-C, Class A4, 4.83%, 02/15/05 ^^    $  6,898
    3,890      Ser. 2001-C, Class A5, 5.25%, 09/15/05          4,063
             MBNA Master Credit Card Trust,
   10,510      Ser. 2001-A1, Class A1, 5.75%, 10/15/08        11,091
    9,900      Ser. 1999-M, Class B, 6.80%, 04/16/07          10,608
    9,100    Residential Funding Mortgage Securities II, Ser.
                    2000-HI1, Class AI4, 7.79%, 01/25/14       9,364
         -----------------------------------------------------------
             Total Asset Backed Securities                    95,671
             (Cost $90,709)
--------------------------------------------------------------------
             Total Long-Term Investments                     736,087
             (Cost $705,436)
--------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 20.3%
--------------------------------------------------------------------
             Commercial Paper -- 6.3%
             ------------------------
             BANKING -- 6.3%
   20,000    Bayerische Vereinsbank AG, 2.55%, 11/05/01 ^^    19,994
   20,000    Deutsche Bank AG (Germany), 2.47%, 12/13/01 ^^   20,000
   18,000    UBS Finance, Inc., 2.71%, 12/13/01 ^^            17,943
             -------------------------------------------------------
             Total Commercial Paper                           57,937
             (Cost $57,937)
             -------------------------------------------------------

   SHARES
=====================================================================
             Money Market Fund -- 14.0%
             --------------------------
  129,758    JPMorgan Prime Money Market Fund (a) ^^         129,758
             (Cost $129,758)
--------------------------------------------------------------------
             Total Short-Term Investments                    187,695
             (Cost $187,695)
--------------------------------------------------------------------
             Total Investments -- 100.0%                    $923,782
             (Cost $893,131)
--------------------------------------------------------------------

OPTIONS
======================================================================
    Units     Call Options Written
======================================================================
    (361)    Call Option on Euro Dollar @ 97.75,
               expiring 3/18/02                             $    255
         -----------------------------------------------------------
             Total Call Options Written                          255
         -----------------------------------------------------------

   FUTURES
================================================================================
                                                  NOTIONAL    UNREALIZED
   NUMBER                                         VALUE AT   APPRECIATION/
     OF                              EXPIRATION   10/31/01  (DEPRECIATION)
  CONTRACTS DESCRIPTION                 DATE        (USD)        (USD)
================================================================================
            Long Futures Outstanding
            ------------------------
    341     2 Year T-Notes         December, 2001  $ 72,361     $1,830
     12     5 Year T-Notes         December, 2001     1,318         22
    357     Eurodollar             March, 2002       87,362        555
    544     Eurodollar             June, 2002       132,831        620
    373     Eurodollar             September, 2002   90,765        204

            Short Futures Outstanding
            -------------------------
   (100)    Treasury Bonds         December, 2001   (11,044)      (519)
   (517)    10-Year T Notes        December, 2001   (57,654)    (2,778)

                       See notes to financial statements.

JPMORGAN SHORT-TERM BOND FUND II
PORTFOLIO OF INVESTMENTS

AS OF OCTOBER 31, 2001
(amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                          VALUE
====================================================================
     LONG-TERM INVESTMENTS  53.6%
====================================================================
             U.S. Treasury Securities -- 2.4%
             --------------------------------
             U.S. Treasury Notes & Bonds,
$   2,900      4.63%, 05/15/06 ^^                           $  3,033
    5,000      5.38%, 06/30/03 ^^                              5,250
    4,700      5.75%, 08/15/03 @^^                             4,977
    1,000      5.88%, 11/15/04 ^^                              1,084
    6,000      6.25%, 02/15/03 ^^                              6,309
         -----------------------------------------------------------
             Total U.S. Treasury Securities                   20,653
             (Cost $19,845)
         -----------------------------------------------------------

             U.S. Government Agency Securities -- 10.4%
             ------------------------------------------
    1,330    Federal Farm Credit Bank, MTN, 6.90%,
               05/01/02 ^^                                     1,362
    6,100    Federal Home Loan Bank, 6.38%, 11/14/03 ^^        6,512
             Federal Home Loan Mortgage Corp.,
   59,800      5.50%, 07/15/06 ^^                             63,650
    5,150      7.38%, 05/15/03 ^^                              5,532
             Federal National Mortgage Association,
    2,400      4.00%, 08/15/03 ^^                              2,458
    7,000      4.75%, 03/15/04 ^^                              7,289
    2,500      5.13%, 02/13/04 ^^                              2,622
    1,000      6.50%, 08/15/04 ^^                              1,088
         -----------------------------------------------------------
             Total U.S. Government Agency Securities          90,513
             (Cost $88,472)
         -----------------------------------------------------------

             Corporate Notes & Bonds -- 15.1%
             --------------------------------
             AUTOMOTIVE -- 0.2%
    1,500    Paccar Financial Corp., MTN, 6.79%, 08/15/02      1,551
             Banking -- 2.4%
    2,000    Bank of America Corp., 8.38%, 03/15/02            2,037
    2,000    Bank of New York Co., Inc., 7.63%, 07/15/02       2,061
    2,150    Bank One Corp., FRN, 2.46%, 04/24/03              2,148
    3,500    Popular North America, Inc., MTN, 6.13%,
               10/15/06                                        3,543
   11,000    The Bank of Nova Scotia (Canada), FRN, 3.56%,
               02/26/03                                       11,004
                                                            --------
                                                              20,793
             DIVERSIFIED -- 0.3%
    2,250    General Electric Capital Corp., MTN, 6.75%,
               09/11/03                                        2,408

             FINANCIAL SERVICES -- 8.4%
             CIT Group, Inc.,
    1,000      5.63%, 05/17/04                                 1,038
    8,150      MTN, FRN, 3.72%, 08/14/03                       8,106
    5,050    Countrywide Home Loans, Inc., MTN, FRN, 2.43%,
               07/26/02                                        5,046
             Ford Motor Credit Co.
    5,000      MTN, FRN, 2.75%, 01/26/04                       4,846
    2,050      MTN, FRN, 7.25%, 01/15/03                       2,123
    1,500    Goldman Sachs Group LP, #, 6.60%, 07/15/02        1,533
    8,000    Heller Financial, Inc., 7.88%, 05/15/03           8,610

                       See notes to financial statements.

                                       55

  PRINCIPAL
   AMOUNT    ISSUER                                           VALUE
=====================================================================
             Household Finance Corp.,
$   2,200      MTN, FRN, 3.82%, 08/01/03                    $  2,191
    2,250      MTN, 6.13%, 07/15/12                            2,290
             International Lease Finance Corp.,
    2,000      4.75%, 06/02/03                                 2,035
    2,055      MTN, 8.16%, 02/14/02                            2,085
             Merrill Lynch & Co., Inc.,
    1,800      2.65%, 04/07/03                                 1,799
    1,500      MTN, 6.80%, 11/03/03                            1,606
    3,700    Morgan Stanley Dean Witter & Co., MTN, FRN,
               2.66%, 04/07/03                                 3,700
    5,300    National Rural Utilities Cooperative Finance
               Corp., 5.25%, 07/15/04                          5,504
    5,000    Premium Asset Trust, Ser. 1998-1, #, 3.69%,
               06/11/03                                        4,983
    5,000    Protective Life U.S. Funding Trust, #, 5.50%,
               05/14/04                                        5,200
    6,550    Tiers Floating Rate Certificates Trust, FRN, #,
               3.86%, 08/06/03                                 6,534
    4,300    Verizon Global Funding Corp., FRN, #, 3.70%,
               11/04/02                                        4,297
                                                            --------
                                                              73,526
             INSURANCE -- 0.3%
    2,250    American General Finance Corp., 5.90%, 01/15/03   2,330

             MACHINERY & ENGINEERING EQUIPMENT -- 0.2%
    1,700    Caterpillar Financial Services Corp., MTN, 6.50%,
               10/15/02                                        1,758
             OIL & GAS -- 0.2%
    1,500    Texaco Capital, Inc., 8.50%, 02/15/03             1,612

             PHARMACEUTICALS -- 0.7%
    6,050    Abbott Laboratories, 5.13%, 07/01/04              6,325

             RETAILING -- 1.2%
    1,500    Dayton-Hudson Corp., 6.40%, 02/15/03              1,571
    9,000    Wal-Mart Stores, Inc., 4.38%, 08/01/03            9,226
                                                            --------
                                                              10,797
             TELECOMMUNICATIONS -- 0.9%
    1,800    BellSouth Telecommunications, Inc., 6.50%,
               06/15/05                                        1,941
    1,500    GTE South, Inc., Ser. B, 7.25%, 08/01/02          1,546
             Qwest Capital Funding, Inc.
    3,200      #, 5.88%, 08/03/04                              3,260
    1,500      6.13%, 07/15/02                                 1,524
                                                            --------
                                                               8,271

                       See notes to financial statements.

                                       56

 PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
             UTILITIES -- 0.3%
$   1,500    Hydro-Quebec (Canada), 7.38%, 02/01/03         $  1,592
      800    TXU Eastern Funding (United Kingdom), 6.15%,
               05/15/02                                          811
                                                            --------
                                                               2,403
         -----------------------------------------------------------
             Total Corporate Notes & Bonds                   131,774
             (Cost $129,639)
         -----------------------------------------------------------
             Residential Mortgage Backed Securities -- 4.3%
             ----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
    7,322    Bank of America Mortgage Securities, Ser.
               2001-9, Class A7, FRN, 3.27%, 09/25/31          7,318
             Bear Stearns Adjustable Rate Mortgage Trust,
               Ser.
    3,743      2001-2, Class IIA2, FRN, 5.99%, 02/25/31        3,747
    3,139      Ser. 2001-3, Class A1, 5.37%, 01/25/32          3,147
      507    Federal Home Loan Mortgage Corp., Ser. 2196,
               Class MA, 7.00%, 11/15/06                         510
             Federal National Mortgage Association,
      129      Ser. 1993-250, Class A, 6.15%, 09/25/16           129
      507      Ser. 2001-24, Class FA, FRN, 2.57%, 10/25/24      507
    8,527    Residential Accredit Loans, Inc., Ser.
               2001-QS11, Class A5, FRN, 2.97%, 08/25/31       8,512
    6,150    Residential Funding Mortgage Securities I, Ser.
               2001-S23, Class 1A7, FRN, 3.47%, 10/25/31 (f)   6,148
    4,656    Washington Mutual II, Ser. 2001-AR1,
               Class IIA1, FRN, 5.12%, 09/25/31                4,668
                                                            --------
                                                              34,686
             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 0.3%
    1,545    Federal National Mortgage Association, TBA,
               6.00%, 11/25/16                                 1,587
             Government National Mortgage Association,
      551      Pool 526096, 8.50%, 09/15/30                      587
      436      Pool 531310, 8.50%, 08/15/30                      465
                                                            --------
                                                               2,639
         -----------------------------------------------------------
             Total Residential Mortgage Backed Securities     37,325
             (Cost $37,254)
         -----------------------------------------------------------

             Commercial Mortgage Backed Securities -- 1.4%
             ---------------------------------------------
   11,850    Credit Suisse First Boston Mortgage Securities
               Corp., Ser. 2001-26, Class 3A2, FRN, 3.24%,
               11/25/31                                       11,848
         -----------------------------------------------------------
             Total Commercial Mortgage Backed Securities      11,848
             (Cost $11,848)
         -----------------------------------------------------------

             Asset Backed Securities -- 20.0%
             --------------------------------
    1,000    American Express Credit Account Master Trust,
               Ser. 1999-1, Class A, 5.60%, 11/15/06           1,054
    1,900    American Express Master Trust, Ser. 1998-1,
               Class A, 5.90%, 04/15/04                        1,980

                       See notes to financial statements.

                                       57

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
$  14,000    Associates Automobile Receivables Trust, Ser.
               2000-2, Class A3, 6.82%, 02/15/05            $ 14,529
    2,984    Capital Auto Receivables Asset Trust, Ser.
               1999-1, Class A3, 5.68%, 08/15/04               3,013
    2,000    Carco Auto Loan Master Trust, Ser. 1999-4,
               Class A, 6.43%, 11/15/04                        2,080
    7,000    Comed Transitional Funding Trust,, Ser.
               1998-1, Class A, 5.39%, 06/25/05                7,212
    1,610    Connecticut RRB Special Purpose Trust CL&P,
               Ser. 2001-1, Class A1, 4.87%, 03/30/05          1,635
    4,166    Daimler Benz Vehicle Trust, Ser. 1998-A,
               Class A4, 5.22%, 12/22/03                       4,208
             Daimler Chrysler Auto Trust,
      270      Ser. 2000-C, Class A4, 6.85%, 11/06/05            289
   15,000      Ser. 2001, Class A3, 5.16%, 01/06/05           15,538
    2,100    Dayton Hudson Credit Card Master Trust, Ser.
               1997-1, Class A, 6.25%, 08/25/05                2,167
             Discover Card Master Trust,
    2,430      Ser. 1998-6, Class A, 5.85%, 01/17/06           2,534
    5,000      Ser. 1999-1, Class A, 5.30%, 08/15/04           5,039
             First USA Credit Card Master Trust,
    5,650      Ser. 1997-6, Class A, 6.42%, 03/17/05           5,800
    2,207      Ser. 1998-9, Class A, 5.28%, 9/18/06, 5.28%,
                09/18/06                                       2,290
             Ford Credit Auto Owner Trust,
   12,490      Ser. 1999-D, Class A5, 6.52%, 09/15/03         12,802
    3,000      Ser. 2000-D, Class A4, 7.13%, 07/15/04          3,091
    5,000      Ser. 2001-D, Class A3, 4.31%, 06/15/05          5,116
    1,000      Ser. 2001-C, Class A4, 4.83%, 02/15/05          1,029
    2,200      Ser. 2001-C, Class A5, 5.25%, 09/15/05          2,298
       17    GE Capital Mortgage Services, Inc., Ser.
               1999-HE3, Class A2, 7.00%, 08/25/13                17
    2,110    Honda Auto Lease Trust, Ser. 1999-A, Class A4,
               6.45%, 09/16/02                                 2,117
   18,000    Honda Auto Receivables Owner Trust, Ser.
               2001-1, Class A2, 5.15%, 06/18/03              18,185
    2,000    MBNA Master Credit Card Trust, Ser. 1999-I,
               Class A, 6.40%, 01/18/05                        2,057
             MMCA Automobile Trust
    1,028      Ser. 2000-2, Class AZ, 6.72%, 07/15/03          1,039
    3,865      Ser. 2000-2, Class AZ, 6.78%, 10/15/04          4,036
    1,500    Nationsbank Credit Card Master Trust, Ser.
               1993-2, Class A, 6.00%, 12/15/05                1,577
    1,200    Onyx Acceptance Grantor Trust, Ser. 2001-B,
               Class A4, 5.49%, 11/15/07                       1,258
    9,200    Option One Mortgage Trust, Ser. 2001-4,
               Class A, FRN, 2.68%, 01/25/32                   9,200
      350    PP&L Transition Bond Company LLC, Ser. 1999-1,
               Class A4, 6.72%, 12/26/05                         372

                       See notes to financial statements.

                                       58

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
             Premier Auto Trust
$   8,265      Ser. 1999-2, Class A4, 5.59%, 02/09/04       $  8,464
    3,815      Ser. 1999-3, Class A3, 6.27%, 04/08/03          3,842
    5,500    Prime Credit Card Master Trust, Ser. 2000-1,
               Class A, 6.70%, 10/15/09                        5,939
    1,100    Residential Asset Securities Corp., Ser.
               1999-KS2, Class AI4, 6.80%, 10/25/23            1,125
    5,284    Sears Credit Account Master Trust, Ser. 1998-2,
               Class A, 5.25%, 10/16/08                        5,477
    1,700    Standard Credit Card Trust, Ser. 93, 5.95%,
               10/07/04                                        1,783
    2,000    Travelers Bank Credit Card Master Trust, Ser.
               1998-1, Class A, 6.00%, 01/18/05                2,075
    3,000    Wells Fargo Auto Trust, Ser. 2001-A, Class A3,
               4.68%, 02/15/05                                 3,078
    9,100    WFS Financial Owner Trust, Ser. 2001-C,
               Class A2, 3.97%, 06/20/04                       9,191
             -------------------------------------------------------
             Total Asset Backed Securities                   174,536
             (Cost $172,072)
--------------------------------------------------------------------
             Total Long-Term Investments                     466,649
             (Cost $459,130)
--------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 46.4%
--------------------------------------------------------------------
             U.S. Treasury Security -- 0.1%
             ------------------------------
    1,000    U.S. Treasury Bill, 3.80%, 02/28/02 @^^             994
             (Cost $987)
         -----------------------------------------------------------
             U.S. Government Agency Securities -- 4.3%
             -----------------------------------------
             Federal National Mortgage Association,
   17,500      2.50%, 11/09/01 ^^                             17,492
   20,000      Ser. BB, 2.50%, 11/15/01 ^^                    19,984
         -----------------------------------------------------------
             Total U.S. Government Agency Securities          37,476
             (Cost $37,476)
         -----------------------------------------------------------
             Commercial Paper -- 22.4%
             -------------------------
             ASSET BACKED SECURITIES -- 4.4%
    6,400    Atlantis One Funding Corp., 3.68%, 12/10/01 ^^    6,374
   20,000    Eureka Securitization, Inc., 2.35%, 12/10/01 ^^  19,950
   11,900    Special Purpose Accounts Receivable Cooperative
               Corp., FRN, 2.59%, 06/01/02                    11,900
                                                              ------
                                                              38,224
             BANKING -- 8.1%
   20,000    Den Norske Bank, ASA, 2.35%, 12/05/01 ^^         19,955
   15,000    Deutsche Bank AG (Germany), 2.47%, 12/13/01 ^^   15,000
   16,000    Salomon Smith Barney, 2.51%, 11/05/01 ^^         15,996
   20,000    Swedbank Foreningssparbanken (Sweden) AB,
               2.24%, 04/02/02 ^^                             19,811
                                                            --------
                                                              70,762

                       See notes to financial statements.

                                       59

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.6%
$  14,000    ABB Treasury Centre (USA), Inc., 2.23%,
               04/03/02                                     $ 13,867
             FINANCIAL SERVICES -- 5.2%
   20,000    Corporate Receivables Corp., 2.45%, 12/12/01 ^^  19,944
   20,000    CXC, Inc., 2.35%, 12/10/01 ^^                    19,949
    6,000    Goldman Sachs & Co., 2.50%, 11/14/01 ^^           5,995
                                                            --------
                                                              45,888
             TELECOMMUNICATIONS -- 2.0%
   17,250    Sprint Capital Corp., Discount Restricted,
               3.17%, 04/03/02 ^^                             17,018

             UTILITIES -- 1.1%
   10,100    American Electric Power Co., 4.12%,
               02/27/02 (f) ^^                                 9,993
         -----------------------------------------------------------
             Total Commercial Paper                          195,752
             (Cost $195,722)
         -----------------------------------------------------------
             Certificates of Deposit -- 1.1%
             -------------------------------

   10,000    Credit Agricole Indosuez SA (France), 3.70%,     10,000
               01/18/02 ^^
             (Cost $10,000)

   SHARES
=====================================================================
             Money Market Fund -- 18.5%
             --------------------------
  161,609    JPMorgan Prime Money Market Fund (a)^^          161,609
             (Cost $161,609)
--------------------------------------------------------------------
             Total Short-Term Investments                    405,831
             (Cost $405,794)
--------------------------------------------------------------------
             Total Investments -- 100.0%                    $872,480
             (Cost $864,925)
--------------------------------------------------------------------

   FUTURES

================================================================================
                                                      NOTIONAL    UNREALIZED
   NUMBER                                             VALUE AT   APPRECIATION/
     OF                                  EXPIRATION   10/31/01  (DEPRECIATION)
  CONTRACTS DESCRIPTION                     DATE        (USD)        (USD)
================================================================================
            Long Futures Outstanding
            ------------------------
    248     2 Year Treasury Notes      December, 2001  $  5,263     $1,332
  2,037     5 Year Treasury Notes      December, 2001    22,378      4,698
     96     Thirty-Day Fed             February, 2002     3,924         41
    758     Euro Dollar                June, 2002        18,508        727
            Short Futures Outstanding
            -------------------------
    (96)    Thirty-Day Fed             January, 2002     (3,921)       (39)

See index on Page 78

                       See notes to financial statements.

JPMORGAN INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
====================================================================
     LONG-TERM INVESTMENTS  91.7%
====================================================================
             U.S. TREASURY SECURITIES  -- 31.4%
             ----------------------------------
             U.S. Treasury Notes & Bonds,
$  38,340      2.75%, 10/31/03                              $ 38,580
   25,605      4.63%, 02/28/03 ^^                             26,429
    1,000      5.00%, 08/15/11                                 1,060
    1,500      5.25%, 02/15/29 ^^                              1,534
   11,500      5.75%, 11/15/05 ^^                             12,513
   28,000      6.00%, 08/15/04 @^^                            30,345
    1,650      6.13%, 08/15/29 ^^                              1,906
   20,855      6.25%, 05/15/30 @^^                            24,827
      225      6.50%, 02/15/10 @^^                               261
   25,785      8.00%, 11/15/21 ^^                             35,330
    3,035      8.13%, 08/15/19 ^^                              4,148
         -----------------------------------------------------------
             Total U.S. Treasury Securities                  176,933
             (Cost $169,536)
         -----------------------------------------------------------
             U.S. Government Agency Securities -- 5.9%
             -----------------------------------------
             Federal Home Loan Bank
      950      3.63%, 10/15/04 ^^                                955
    8,000      4.88%, 01/22/02 ^^                              8,050
      530      4.88%, 04/16/04 ^^                                553
             Federal Home Loan Mortgage Corp.,
      300      5.75%, 03/15/09 ^^                                321
      650      6.25%, 07/15/04 ^^                                702
             Federal National Mortgage Association,
   10,500      6.63%, 04/15/02 ^^                             10,720
      450      6.63%, 11/15/30 ^^                                513
    9,855      7.13%, 06/15/10 ^^                             11,458
         -----------------------------------------------------------
             Total U.S. Government Agency Securities          33,272
             (Cost $32,068)
         -----------------------------------------------------------
             Foreign Government Securities -- 1.8%
             -------------------------------------
    6,300    Manitoba Province (Canada), 7.50%, 02/22/10       7,429
    2,100    Quebec Province (Canada), 7.50%, 09/15/29         2,459
         -----------------------------------------------------------
             Total Foreign Government Securities               9,888
             (Cost $8,842)
         -----------------------------------------------------------
             Corporate Notes & Bonds -- 18.7%
             -------------------------------
             AUTOMOTIVE -- 1.6%
    1,040    DaimlerChrysler NA Holding Corp., 7.75%,
               01/18/11 ^^                                     1,076
    5,795    Ford Motor Credit Co., 7.38%, 02/01/11 ^^         5,902
    2,270    General Motors Corp., 7.20%, 01/15/11 ^^          2,305
                                                            --------
                                                               9,283
             BANKING -- 2.5%
    1,920    Bank of America Corp., 7.40%, 01/15/11 ^^         2,110
    2,215    Bank One Corp., 6.50%, 02/01/06 ^^                2,356
    2,270    First Union National Bank, 7.80%, 08/18/10 ^^     2,549
    1,925    Manufacturers & Traders Trust Co., 8.00%,
               10/01/10 ^^                                     2,175
    2,776    MBNA America Bank, #, N.A., 7.75%, 09/15/05 ^^    2,961

                       See notes to financial statements.

                                       61

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
====================================================================
$     765    SunTrust Banks, Inc., 6.38%, 04/01/11 ^^       $    800
    1,155    Wells Fargo Bank, N.A., 6.45%, 02/01/11 ^^        1,211
                                                            --------
                                                              14,162
             BROADCASTING/CABLE-- 0.3%
    1,540    COX Communications, Inc., 6.75%, 03/15/11         1,582

             CHEMICALS-- 0.4%
    1,955    Union Carbide Corp., 6.70%, 04/01/09 ^^           2,075
             Consumer Products-- 0.1%
      700    Procter & Gamble Co., 6.60%, 12/15/04 ^^            759

             FINANCIAL SERVICES-- 4.2%
    1,590    CIT Group, Inc., 6.50%, 02/07/06 ^^               1,692
             Citigroup, Inc.
    3,800      6.50%, 01/18/11 ^^                              4,049
      745      7.25%, 10/01/10 ^^                                825
    4,555    FleetBoston Financial Corp., 7.25%, 09/15/05 ^^   4,995
             General Motors Acceptance Corp.,
      400      6.88%, 09/15/11 ^^                                393
        5      7.25%, 03/02/11 ^^                                  5
    2,925    Household Finance Corp., 6.75%, 05/15/11 ^^       3,053
      550    Morgan Stanley Dean Witter & Co., 6.10%,
               04/15/06 ^^                                       577
             National Rural Utilities Cooperative Finance
               Corp.,
    5,000      5.50%, 01/15/05 ^^                              5,135
      500      6.13%, 05/15/05                                   524
      880    Verizon Global Funding Corp., 7.75%, 12/01/30       992
      635    Washington Mutual Bank, FA, 6.88%, 06/15/11 ^^      673
                                                            --------
                                                              22,913
             FOOD/BEVERAGE PRODUCTS -- 0.8%
    1,400    Kellogg Co., Ser. B, 6.60%, 04/01/11 ^^           1,483
    1,750    Kroger Co., 6.80%, 04/01/11 ^^                    1,870
    1,130    Safeway, Inc., 6.50%, 03/01/11 ^^                 1,193
                                                            --------
                                                               4,546
             INSURANCE -- 0.3%
    1,520    AXA Financial, Inc. (France), 7.75%,
               08/01/10 ^^                                     1,713

             MULTI-MEDIA -- 1.4%
      165    AOL Time Warner, Inc., 6.75%, 04/15/11              172
    1,140    Clear Channel Communications, Inc., 7.65%,
               09/15/10 ^^                                     1,222
      720    TCI Communications, Inc., 7.88%, 02/15/26           745
    1,130    Time Warner Entertainment Co. LP, 8.38%,
               03/15/23                                        1,261
    4,275    USA Networks, Inc., 6.75%, 11/15/05 ^^            4,521
                                                            --------
                                                               7,921
             OIL & GAS -- 0.5%
      870    Amerada Hess Corp., 7.88%, 10/01/29                 941
      750    Kerr-McGee Corp., 6.88%, 09/15/11                   780
      930    Transocean Sedco Forex, Inc., 7.50%, 04/15/31       938
                                                            --------
                                                               2,659

                       See notes to financial statements.

                                       62

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
====================================================================
             PAPER/FOREST PRODUCTS -- 0.3%
$   1,600    International Paper Co., 8.13%, 07/08/05 ^^    $  1,744
             Pipelines -- 1.5%
    1,500    Dynegy Holdings, Inc., 6.88%, 04/01/11            1,537
    5,050    Enron Corp., 7.88%, 06/15/03                      4,248
    1,500    Kinder Morgan Energy Partners LP, 6.75%,
               03/15/11                                        1,583
    1,305    Williams Companies, Inc., Ser. A, 7.50%,
               01/15/31                                        1,309
                                                            --------
                                                               8,677
             RETAILING -- 1.3%
      750    Federated Department Stores, 6.63%, 04/01/11 ^^     730
    5,875    Wal-Mart Stores, Inc., 6.88%, 08/10/09 ^^         6,469
                                                            --------
                                                               7,199
             SHIPPING/TRANSPORTATION -- 0.6%
    1,385    Burlington Northern Santa Fe Corp., 6.75%,
               07/15/11 ^^                                     1,463
      600    Norfolk Southern Corp., 6.75%, 02/15/11 ^^          639
    1,435    Union Pacific Corp., 6.65%, 01/15/11 ^^           1,512
                                                            --------
                                                               3,614
             TELECOMMUNICATIONS -- 2.9%
    1,465    BellSouth Capital Funding, 7.75%, 02/15/10        1,686
    1,065    British Telecom PLC (United Kingdom), SUB,
               8.88%, 12/15/30                                 1,273
             Deutsche Telekom International Finance BV
               (The Netherlands),
    1,795      8.00%, 06/15/10                                 1,990
       80      8.25%, 06/15/30                                    89
    1,225    France Telecom (France), SUB, #, 8.50%,
               03/01/31                                        1,398
       30    GTE Corp., 6.94%, 04/15/28                           31
    1,865    Qwest Capital Funding, Inc., 7.75%, 02/15/31      1,828
    2,000    SBC Communications, Inc., 6.25%, 03/15/11         2,091
    1,275    Sprint Capital Corp., 6.88%, 11/15/28             1,164
      395    Telefonica Europe BV (Netherlands), 7.75%,
               09/15/10                                          430
    3,135    Vodafone Group PLC (United Kingdom), 7.75%,
               02/15/10                                        3,508
      995    WorldCom, Inc., 8.25%, 05/15/31                   1,018
                                                            --------
                                                              16,506
         -----------------------------------------------------------
             Total Corporate Notes & Bonds                   105,353
             (Cost $101,058)
         -----------------------------------------------------------
             Residential Mortgage Backed Securities -- 18.3%
             -----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
    5,225    Federal Home Loan Mortgage Corp., Ser. 2155,
               Class PC, 6.00%, 11/15/17 ^^                    5,455
    4,200    Federal National Mortgage Association, Ser.
               1999-17, Class PC, 6.00%, 12/25/22 ^^           4,409
                                                            --------
                                                               9,864

                        See notes to financial statements.

                                       63

  PRINCIPAL
   AMOUNT    ISSUE                                           VALUE
====================================================================
             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 16.5%
             Federal National Mortgage Association,
$   5,840     Pool 10940, 6.00%, 01/25/31                   $  5,869
      726      Pool 442508, 6.00%, 09/01/13 ^^                   749
    6,898      Pool 504076, 6.50%, 06/01/29 ^^                 7,105
        5      Pool 529276, 7.50%, 07/01/30 ^^                     5
    1,349      Pool 547200, 7.50%, 08/01/15 ^^                 1,421
      350      Pool 568693, 6.50%, 02/01/31 ^^                   360
    7,521      Pool 570849, 6.50%, 02/01/31 ^^                 7,732
    8,572      Pool 570848, 6.50%, 02/01/31 ^^                 8,813
    3,200      Pool 606827, 6.50%, 10/01/31 ^^                 3,290
    5,225      TBA, 5.50%, 11/25/16                            5,290
    7,640      TBA, 6.00%, 12/25/31                            7,704
    5,225      TBA, 6.50%, 11/25/16                            5,429
             Government National Mortgage Association,
      347      Pool 159697, 6.50%, 12/15/28 ^^                   358
      368      Pool 433872, 6.50%, 07/15/28 ^^                   380
    7,685      Pool 433880, 6.50%, 07/15/28 ^^                 7,937
      919      Pool 447978, 6.50%, 06/15/28 ^^                   949
      382      Pool 450630, 6.50%, 03/15/28 ^^                   395
      313      Pool 456817, 6.50%, 04/15/28 ^^                   323
      251      Pool 465559, 6.50%, 09/15/28 ^^                   259
      932      Pool 468131, 6.50%, 08/15/28 ^^                   963
      362      Pool 468334, 6.50%, 06/15/28 ^^                   374
      401      Pool 469692, 6.50%, 11/15/28 ^^                   415
      223      Pool 481374, 6.50%, 10/15/28 ^^                   231
    3,642      Pool 481899, 6.50%, 07/15/28 ^^                 3,762
      191      Pool 482881, 6.50%, 12/15/28 ^^                   197
       73      Pool 484421, 6.50%, 09/15/28 ^^                    76
    1,122      Pool 486598, 6.50%, 10/15/28 ^^                 1,159
      369      Pool 491019, 6.50%, 12/15/28 ^^                   381
      267      Pool 491285, 6.50%, 11/15/28 ^^                   276
   13,825      Pool 550867, 7.00%, 09/15/31 ^^                14,431
    6,443      Pool 781210, 6.50%, 09/15/29 ^^                 6,654
                                                            --------
                                                              93,287
         -----------------------------------------------------------
             Total Residential Mortgage Backed Securities    103,151
             (Cost $100,227)
         -----------------------------------------------------------
             Commercial Mortgage Backed Securities -- 6.5%
             ---------------------------------------------
             Bear Stearns Commercial Mortgage Securities,
    3,000      Ser. 2001-TOP2, Class A2, 6.48%, 02/15/35 ^^    3,200
    3,055      Ser. 2000-WF2, Class A1, 7.11%, 10/15/32 ^^     3,329
    3,055    Credit Suisse First Boston Mortgage Securities
               Corp., Ser. 2001-CF2, Class A4, 6.51%,
               02/15/34 ^^                                     3,265
             LB-UBS Commercial Conduit Mortgage Trust,
    6,880      Ser. 2001-C2, Class A2, 6.65%, 11/15/27 ^^      7,421
    3,645      Ser. 2001-C3, Class A2, 6.37%, 12/15/28 ^^      3,875
    1,095      Ser. 2000-C4, Class A1, 7.18%, 09/15/09 ^^      1,225

                        See notes to financial statements.

                                       64

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
====================================================================
$  13,290    Morgan Stanley Dean Witter Capital I, Ser.
               2001-TOP3, Class A4, 6.39%, 07/15/33 ^^      $ 14,175
         -----------------------------------------------------------
             Total Commercial Mortgage Backed Securities      36,490
             (Cost $34,177)
         -----------------------------------------------------------
             Asset Backed Securities -- 9.1%
             -------------------------------
    4,750    American Express Credit Account Master Trust,
               Ser. 1997-1, Class A, 6.40%, 04/15/05 ^^        4,898
    3,985    AmeriCredit Automobile Receivables Trust, Ser.
               2001-B, Class A4, 5.37%, 06/12/08 ^^            4,160
    9,735    Capital One Master Trust, Ser. 2001-3A,
               Class A, 5.45%, 03/16/09                       10,210
   13,000    Discover Card Master Trust, Ser. 2001-5,
               Class A, 5.30%, 11/15/06                       13,589
             Ford Credit Auto Owner Trust,
    4,440      Ser. 2001-C, Class A4, 4.83%, 02/15/05 ^^       4,568
    2,575      Ser. 2001-C, Class A5, 5.25%, 09/15/05 ^^       2,690
    2,810    Honda Auto Receivables Owner Trust, Ser.
               2001-1, Class A4, 5.56%, 06/19/06 ^^            2,950
    7,590    Standard Credit Card Trust, Ser. 93, 5.95%,
               10/07/04                                        7,960
         -----------------------------------------------------------
             Total Asset Backed Securities                    51,025
             (Cost $49,009)
--------------------------------------------------------------------
             Total Long-Term Investments                     516,112
             (Cost $494,917)
--------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 8.3%
--------------------------------------------------------------------
             Commercial Paper -- 3.2%
             ------------------------
             Banking -- 3.2%
    7,000    Bayerische Vereinsbank AG, 2.55%, 11/05/01 ^^     6,998
   11,150    UBS Finance, Inc., 2.71%, 12/13/01               11,115
         -----------------------------------------------------------
             Total Commercial Paper                           18,113
             (Cost $18,113)
         -----------------------------------------------------------

   SHARES
--------------------------------------------------------------------
             Money Market Fund -- 5.1%
             -------------------------
   28,807    JPMorgan Prime Money Market Fund (a) ^^
             (Cost $28,807)                                   28,807
--------------------------------------------------------------------
             Total Short-Term Investments                     46,920
             (Cost $46,920)
--------------------------------------------------------------------
             Total Investments -- 100.0%                     $563,032
             (Cost $541,837)
--------------------------------------------------------------------

                       See notes to financial statements.

OPTIONS
================================================================================
    UNITS     CALL OPTIONS WRITTEN
================================================================================
    (242)    Call Option on Euro Dollar @97.75, expiring 3/18/02        $171
         --------------------------------------------------------------------
             Total Call Options Written                                  171
         --------------------------------------------------------------------

FUTURES

==========================================================================================
                                                                 NOTIONAL     UNREALIZED
   NUMBER                                                        VALUE AT   APPRECIATION/
     OF                              EXPIRATION                  10/31/01  (DEPRECIATION)
  CONTRACTS  DESCRIPTION                 DATE                       (USD)        (USD)
==========================================================================================
             Long Futures Outstanding
             ------------------------
     189     5 Year Treasury Notes       December, 2001          $ 20,763    $   353
     242     Euro Dollar                 March, 2002               59,220         68
     862     Euro Dollar                 June, 2002               210,479        756
     249     Euro Dollar                 September, 2002           60,591        136

             Short Futures Outstanding
             -------------------------
      88     Treasury Bonds              December, 2001            (9,719)      (457)
     421     10 Year Treasury Notes      December, 2001           (46,948)    (1,084)

                       See notes to financial statements.

JPMORGAN STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT +   ISSUER                                          VALUE
====================================================================
     LONG-TERM INVESTMENTS -- 90.1%
====================================================================
             U.S. Treasury Securities -- 12.7%
             ---------------------------------
             U.S. Treasury Notes & Bonds,
$     700      3.88%, 07/31/03 ^^                           $ 717
       25      4.63%, 02/28/03 @^^                                26
      470      4.63%, 05/15/06 ^^                                492
       50      4.75%, 01/31/03                                    52
      580      5.00%, 02/15/11 ^^                                612
      290      5.00%, 08/15/11                                   307
      510      6.25%, 05/15/30 ^^                                607
      145      8.00%, 11/15/21 ^^                                199
         -----------------------------------------------------------
             Total U.S. Treasury Securities                    3,012
             (Cost $2,874)
         -----------------------------------------------------------
             U.S. Government Agency Securities -- 3.0%
             -----------------------------------------
      220    Federal National Mortgage Association, 6.63%,
               11/15/30 ^^                                       251
      200    Inter-American Development Bank, 7.38%,
               01/15/10                                          232
      200    International Bank for Reconstruction &
               Development, 7.00%, 01/27/05                      221
         -----------------------------------------------------------
             Total U.S. Government Agency Securities             704
             (Cost $642)
         -----------------------------------------------------------
             Foreign Government Securities -- 21.1%
             --------------------------------------
             Federal Republic of Brazil (Brazil),
       18      8.00%, 04/15/14 (c)                                13
      100      11.63%, 04/15/04                                   97
      200      12.25%, 03/06/30                                  150
      132      FRN, 3.25%, 04/15/09                               95
             Federal Republic of Germany (Germany),
EUR   500      Ser. 136, 5.00%, 08/19/05                         473
EUR   250      Ser. 137, 5.00%, 02/17/06                         237
      100    Manitoba Province (Canada), 7.50%, 02/22/10         118
             National Republic of Bulgaria (Bulgaria),
       99      FRN, PDI, 4.56%, 07/28/11                          78
      125      Ser. A, FRN, 4.56%, 07/28/12                      101
      100      Ser. A, FRN, 4.56%, 07/28/24                       79
EUR   500    Netherlands Government Bond (Netherlands),
               5.50%, 07/15/10                                   482
      100    Province of Ontario (Canada), 7.00%, 08/04/05       110
        6    Republic of Argentina (Argentina), Ser. L, FRN,
               3.38%, 03/31/05                                     3
             Republic of Colombia (Colombia),
      100      8.63%, 04/01/08                                    98
      135      9.75%, 04/23/09                                   135
      135      11.75%, 02/25/20                                  132
      230    Republic of Costa Rica (Costa Rica), 8.00%,
               05/01/03                                          236
       25    Republic of Egypt (Egypt), 8.75%, 07/11/11           23
      150    Republic of Korea (South Korea), 8.88%,
               04/15/08                                          174
             Republic of Panama (Panama),
       15      9.63%, 02/08/11                                    15
      175      10.75%, 05/15/20                                  179

                       See notes to financial statements.

                                       67

  PRINCIPAL
  AMOUNT +    ISSUER                                            VALU
====================================================================
             Republic of Peru (Peru),
$     125      4.00%, 03/07/17                              $     81
       60      4.50%, 03/07/17                                    43
      125    Republic of Philippines (Philippines), 9.88%,
               01/15/19                                          102
       81    Republic of Turkey (Turkey), 12.38%, 06/15/09        77
        0^   Republic of Venezuela (Venezuela), Ser. DL,
               FRN, 4.75%, 12/18/07                                0^
             Russian Federation (Russia),
      503      SUB, #, 5.00%, 03/31/30                           241
       59      8.25%, 03/31/10                                    46
      140      8.75%, 07/24/05                                   133
      200      10.00%, 06/26/07                                  183
       10      SUB, 5.00%, 03/31/30                                5
      100    State of Qatar (Qatar), 9.50%, 05/21/09             117
             United Mexican States (Mexico),
      500      6.25%, 12/31/19                                   478
       50      8.13%, 12/30/19                                    48
       35      8.38%, 01/14/11                                    36
      200      8.50%, 02/01/06                                   214
       35      9.88%, 01/15/07                                    39
       80      9.88%, 02/01/10                                    88
       35      11.38%, 09/15/16                                   42
         -----------------------------------------------------------
             Total Foreign Government Securities               5,001
             (Cost $4,894)
         -----------------------------------------------------------
             Corporate Notes & Bonds -- 37.8%
             --------------------------------

             ADVERTISING -- 0.1%
       50    Advanstar Communications, Inc., #, 12.00%,
               02/15/11                                           31
             AEROSPACE -- 0.3%
      100    BE Aerospace, Inc., Ser. B, 8.00%, 03/01/08          74
             APPAREL -- 0.7%
      100    Levi Strauss & Co., 11.63%, 01/15/08                 73
      100    The William Carter Co., #, 10.88%, 08/15/11         105
                                                            --------
                                                                 178
             AUTOMOTIVE -- 0.3%
       20    DaimlerChrysler NA Holding Corp., 7.75%,
               01/18/11                                           21
       50    General Motors Corp., 7.20%, 01/15/11                50
                                                            --------
                                                                  71
             BANKING -- 0.6%
       30    Bank of America Corp., 7.40%, 01/15/11               33
       35    Bank One Corp., 6.50%, 02/01/06                      37
       35    First Union National Bank, 7.80%, 08/18/10           39
       15    SunTrust Banks, Inc., 6.38%, 04/01/11                16
       20    Wells Fargo Bank, N.A., 6.45%, 02/01/11              21
                                                            --------
                                                                 146

                       See notes to financial statements.

                                       68

  PRINCIPAL
  AMOUNT +    ISSUER                                            VALU
====================================================================
             BROADCASTING/CABLE -- 0.5%
$     100    Adelphia Communications Corp., 9.38%,
               11/15/09                                     $     90
       30    COX Communications, Inc., 6.75%, 03/15/11            31
                                                            --------
                                                                 121
             CHEMICALS -- 1.8%
      100    Avecia Group PLC, 11.00%, 07/01/09                   95
      100    Hercules, Inc., #, 11.13%, 11/15/07                  94
      100    Huntsman ICI Chemicals LLC, 10.13%, 07/01/09         80
       10    Lyondell Chemical Co., Ser A, 9.63%, 05/01/07        10
       25    Noveon, Inc., Ser. B, 11.00%, 02/28/11               25
      100    Scotts Co., 8.63%, 01/15/09                         101
       30    Union Carbide Corp., 6.70%, 04/01/09                 32
                                                            --------
                                                                 437
             CONSTRUCTION -- 0.8%
      100    D.R. Horton, Inc., 9.38%, 03/15/11                   98
      100    Standard-Pacific Corp., 9.50%, 09/15/10              96
                                                            --------
                                                                 194
             CONSUMER PRODUCTS -- 0.5%
      315    Drypers Corp., Ser. B, ~, 10.25%,
               06/15/07 (d)(f)                                     3
      100    Playtex Products, Inc., 9.38%, 06/01/11             104
                                                            --------
                                                                 107
             CONSUMER SERVICES -- 0.9%
      100    Iron Mountain, Inc., 8.63%, 04/01/13                104
      100    Quebecor Media, Inc, 11.13%, 07/15/11               103
                                                            --------
                                                                 207
             DISTRIBUTION -- 0.4%
      100    Owens & Minor, Inc., #, 8.50%, 07/15/11             103

             DIVERSIFIED -- 1.3%
      100    General Electric Capital Corp., 6.50%, 12/10/07     109
      200    Textron, Inc., 6.38%, 07/15/04                      211
                                                            --------
                                                                 320
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.2%
       50    Flextronics International LTD (Singapore)

               (Yankee), 9.88%, 07/01/10                          52
             ENTERTAINMENT/LEISURE -- 0.9%
      100    Argosy Gaming Co., 10.75%, 06/01/09                 110
      100    Six Flags, Inc., 9.50%, 02/01/09                     99
                                                            --------
                                                                 209
             ENVIRONMENTAL SERVICES -- 0.7%
      175    Allied Waste North America, Ser. B, 10.00%,
               08/01/09                                          176
             Financial Services -- 4.0%
      150    CIT Group Inc., 5.63%, 05/17/04                     156
       80    Citigroup, Inc., 6.50%, 01/18/11                     85
      155    FleetBoston Financial Corp., 7.25%, 09/15/05        170
      100    Ford Motor Credit Co., 7.38%, 02/01/11              102
       60    Household Finance Corp., 6.75%, 05/15/11             63

                       See notes to financial statements.

                                       69

  PRINCIPAL
  AMOUNT +   ISSUER                                          VALUE
====================================================================
$      25    Morgan Stanley Dean Witter & Co., 6.10%,
               04/15/06                                     $     26
      200    National Rural Utilities Cooperative Finance
               Corp., 7.38%, 02/10/03                            210
       15    Washington Mutual Bank, FA, 6.88%, 06/15/11          16
      100    Yell Finance BV (Netherlands), 10.75%, 08/01/11     106
                                                            --------
                                                                 934
             FOOD/BEVERAGE PRODUCTS -- 1.7%
      100    Del Monte Corp., #, 9.25%, 05/15/11                 105
      100    Fleming Companies, Inc., Ser. B, 10.63%,
               07/31/07                                          101
       40    Kellogg Co., Ser. B, 6.60%, 04/01/11                 42
       30    Kroger Co., 6.80%, 04/01/11                          32
       25    Safeway, Inc., 6.50%, 03/01/11                       26
      100    Winn-Dixie Stores, Inc., 8.88%, 04/01/08             96
                                                            --------
                                                                 402
             HEALTH CARE/HEALTH CARE SERVICES -- 1.1%
      100    Beverly Enterprises, Inc.-(Old), 9.00%,
               02/15/06                                          102
      100    Fresenius Medical Care Capital Trust II, 7.88%,
               02/01/08                                          101
       40    Healthsouth Corp., 8.50%, 02/01/08                   43
       15    Triad Hospitals Holdings, Inc., Ser. B, 11.00%,
               05/15/09                                           17
                                                            --------
                                                                 263
             HOTELS/OTHER LODGING -- 1.8%
      100    Ameristar Casinos, Inc., 10.75%, 02/15/09           105
      100    Extended Stay America, Inc., SUB, 9.88%,
               06/15/11                                           97
       50    Mandalay Resort Group, Ser. B, 10.25%, 08/01/07      47
       90    MGM Mirage, Inc., 9.75%, 06/01/07                    90
      100    Station Casinos, Inc., 9.88%, 07/01/10               95
                                                            --------
                                                                 434
             INSURANCE -- 0.4%
       30    AXA Financial, Inc. (France), 7.75%, 08/01/10        34
      150    Conseco, Inc., 10.75%, 06/15/08 (f)                  67
                                                            --------
                                                                 101
             MANUFACTURING -- 0.4%
      100    Terex Corp., Ser B, 10.38%, 04/01/11                101
             Multi-Media -- 3.7%
      120    British Sky Broadcasting PLC (United Kingdom)
               (Yankee), 6.88%, 02/23/09                         114
      100    Charter Communications Holdings, LLC/Charter
               Communications Holdings Capital Corp, 10.00%,
               04/01/09                                          100
       25    Clear Channel Communications, Inc., 7.65%,
               09/15/10                                           27
      100    Emmis Communications Corp, Ser B, 8.13%,
               03/15/09                                           92
      100    Fox Family Worldwide, Inc., 9.25%, 11/01/07         108
      100    K-III Communications Corp., 8.50%, 02/01/06          82

                       See notes to financial statements.

                                       70

 PRINCIPAL
  AMOUNT +   ISSUER                                          VALUE
====================================================================
$     100    Mediacom LLC/Mediacom Capital Corp., 9.50%,
               01/15/13                                     $    102
       20    TCI Communications, Inc., 7.88%, 02/15/26            21
      100    Telewest Communication PLC (United Kingdom)
               (Yankee), 9.63%, 10/01/06                          75
      100    United Pan-Europe Communications NV
               (Netherlands) (Yankee), Ser. B, 11.25%,
               02/01/10                                           16
       25    USA Networks, Inc., 6.75%, 11/15/05                  26
      100    Young Broadcasting, Inc., Ser. B, 9.00%,
               01/15/06                                           85
                                                            --------
                                                                 848
             OIL & GAS -- 1.7%
       20    Amerada Hess Corp., 7.88%, 10/01/29                  22
      100    Chesapeake Energy Corp., 8.13%, 04/01/11             98
       15    Kerr-McGee Corp., 6.88%, 09/15/11                    16
      150    Newpark Resources, Inc., Ser. B, 8.63%,
               12/15/07                                          139
       20    Transocean Sedco Forex, Inc., 7.50%, 04/15/31        20
      100    Triton Energy LTD (Channel Islands) (Yankee),
               8.88%, 10/01/07                                   110
                                                            --------
                                                                 405
             PACKAGING -- 0.9%
      110    Kappa Beheer BV, (Netherlands) (Yankee),
               10.63%, 07/15/09                                  118
      100    Riverwood International Corp., 10.63%, 08/01/07     105
                                                            --------
                                                                 223
             PAPER/FOREST PRODUCTS -- 0.3%
       75    Tembec Industries, Inc. (Canada), 8.50%,
               02/01/11                                           79

             PHARMACEUTICALS -- 0.4%
      100    Amerisource Bergon Corp., #, 8.13%, 09/01/08        105
             PIPELINES -- 0.9%
       30    Dynegy Holdings, Inc., 6.88%, 04/01/11               31
      150    Enron Corp., 7.88%, 06/15/03                        126
       35    Kinder Morgan Energy Partners LP, 6.75%,
               03/15/11                                           37
       25    Williams Companies, Inc., Ser. A, 7.50%,
               01/15/31                                           25
                                                            --------
                                                                 219
             REAL ESTATE INVESTMENT TRUST -- 0.4%
      100    Host Marriott LP, Ser. G, 9.25%, 10/01/07            90
             Restaurants/Food Services -- 0.6%
       60    NE Restaurant Co., Inc., 10.75%, 07/15/08            48
      100    Tricon Global Restaurants, Inc., 8.88%,
               04/15/11                                          106
                                                            --------
                                                                 154
             RETAILING -- 0.5%
       21    All Star Gas Corp., 11.00%, 06/30/03                 13
       15    Federated Department Stores, 6.63%, 04/01/11         15
      100    Kmart Corp., #, 9.88%, 06/15/08                      86
                                                            --------
                                                                 114

                       See notes to financial statements.

                                       71

  PRINCIPAL
  AMOUNT +    ISSUER                                            VALU
====================================================================
             SEMI-CONDUCTORS -- 0.1%
$      25    Fairchild Semiconductor International, Inc.,
               10.50%, 02/01/09                             $     26

             SHIPPING/TRANSPORTATION -- 0.7%
       30    Burlington Northern Santa Fe Corp., 6.75%,
               07/15/11                                           32
       10    Norfolk Southern Corp., 6.75%, 02/15/11              11
      100    Teekay Shipping Corp. (Bahamas), 8.88%,
               07/15/11                                          102
       30    Union Pacific Corp., 6.65%, 01/15/11                 31
                                                            --------
                                                                 176
             STEEL -- 0.2%
       40    AK Steel Corp., 9.13%, 12/15/06                      40
             Telecommunications -- 6.0%
      100    Allegiance Telecom, Inc., 12.88%, 05/15/08           67
       75    American Cellular Corp., 9.50%, 10/15/09             75
      175    American Tower Corp., 9.38%, 02/01/09               140
       25    BellSouth Capital Funding, 7.75%, 02/15/10           29
       15    British Telecom PLC (United Kingdom), 8.88%,
               12/15/30                                           18
      100    Crown Castle International Corp., 10.75%,
               08/01/11                                           95
       35    Deutsche Telekom International Finance BV
               (Netherlands), 8.00%, 06/15/10                     39
      175    EchoStar Broadband Corp., 10.38%, 10/01/07          179
      100    FLAG Telecom Holdings LTD (Bermuda), 11.63%,
               03/30/10                                           35
       25    France Telecom (France), SUB, #, 8.50%,
               03/01/31                                           29
      175    Global Crossing Holdings LTD, (Bermuda),
              (Yankee), 9.63%, 05/15/08                           29
       40    Insight Midwest LP/Insight Capital, Inc.,
               9.75%, 10/01/09                                    41
      150    McLeodUSA, Inc., 11.38%, 01/01/09                    41
       85    Nextel Communications, Inc., 9.38%, 11/15/09         59
      100    NTL Communications Corp., Ser. B, 11.88%,
               10/01/10                                           59
       40    Qwest Capital Funding, Inc., 7.75%, 02/15/31         39
       25    Sprint Capital Corp., 6.88%, 11/15/28                23
       90    TeleCorp PCS, Inc., SUB, 0.00%, 04/15/04             78
      100    Time Warner Telecom, Inc., 9.75%, 07/15/08           75
       50    Tritel PCS, Inc., 10.38%, 01/15/11                   58
       30    Verizon Global Funding Corp., 7.25%, 12/01/10        33
       40    Vodafone Group PLC (United Kingdom), 7.75%,
               02/15/10                                           45
      150    Williams Communications Group, Inc., 10.88%,
               10/01/09                                           64
       20    WorldCom, Inc., 8.25%, 05/15/31                      20
      150    XO Communications, Inc., 10.75%, 11/15/08            29
                                                            --------
                                                               1,399
             UTILITIES -- 2.0%
       75    AES Drax Energy LTD (Cayman Islands), Ser. B,
               11.50%, 08/30/10                                   67

                       See notes to financial statements.

                                       72

  PRINCIPAL
  AMOUNT +   ISSUER                                          VALUE
====================================================================
             Calpine Corp.,
$      85      7.75%, 04/15/09                              $     83
      175      8.50%, 02/15/11                                   179
      100    CMS Energy Corp., 7.50%, 01/15/09                    97
       10    DTE Energy Co., 7.05%, 06/01/11                      11
       25    Progress Energy, Inc., 7.10%, 03/01/11               27
                                                            --------
                                                                 464
         -----------------------------------------------------------
             Total Corporate Notes & Bonds                     9,003
             (Cost $9,926)
         -----------------------------------------------------------
             Residential Mortgage Backed Securities -- 9.5%
             ----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
       23    Federal Home Loan Mortgage Corp., Ser. 205,
               Class IO, 7.00%, 09/01/29 ^^                        3

             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 9.5%
             Federal National Mortgage Association,
        0^     Pool 252254, 6.00%, 02/01/29                        0
        0^     Pool 252567, 6.50%, 07/01/14 ^^                     0
      127      Pool 252872, 6.50%, 11/01/29                      130
       37      Pool 252977, 7.00%, 01/01/15                       38
       15      Pool 313720, 7.50%, 09/01/12 ^^                    15
       39      Pool 481582, 6.50%, 02/01/29                       40
       62      Pool 484753, 6.50%, 03/01/29                       64
      186      Pool 489198, 6.50%, 08/01/29                      191
       35      Pool 503097, 6.50%, 06/01/29                       36
       80      Pool 503599, 6.50%, 06/01/29                       82
        0^     Pool 590837, 7.00%, 08/01/31                        0
      100      TBA, 5.50%, 11/25/16                              101
      230      TBA, 6.00%, 12/25/31                              232
      100      TBA, 6.50%, 11/25/16                              104
      700      TBA, 6.50%, 11/25/31                              721
             Government National Mortgage Association,
      254      Pool 472622, 6.50%, 05/15/28                      262
       50      Pool 472800, 6.50%, 05/15/29                       52
       53      Pool 492730, 6.50%, 05/15/29                       55
      114      Pool 781210, 6.50%, 09/15/29                      118
                                                            --------
                                                               2,241
         -----------------------------------------------------------
             Total Residential Mortgage Backed Securities      2,244
             (Cost $2,177)
         -----------------------------------------------------------

             Commercial Mortgage Backed Securities -- 3.4%
             ---------------------------------------------
             Bear Stearns Commercial Mortgage Securities,
      188      Ser. 2000-WF2, Class A1, 7.11%, 10/15/32 ^^       205
       60      Ser. 2001-TOP2, Class A2, 6.48%, 02/15/35 ^^       64
      140    Credit Suisse First Boston Mortgage Securities
               Corp., Ser. 2001-CF2, Class A4, 6.51%,
               02/15/34 ^^                                       150

                       See notes to financial statements.

                                       73

As of October 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT +   ISSUER                                           VALUE
=====================================================================
             LB-UBS Commercial Conduit Mortgage Trust,
$     140      Ser. 2001-C2, Class A2, 6.65%, 11/15/27 ^^   $    151
       20      Ser. 2001-C3, Class A2, 6.37%, 12/15/28 ^^         21
       48      Ser. 2000-C4, Class A1, 7.18%, 09/15/09 ^^         53
      150    Morgan Stanley Dean Witter Capital I, Ser.
               2001-TOP3, Class A4, 6.39%, 07/15/33 ^^           160
         -----------------------------------------------------------
             Total Commercial Mortgage Backed Securities         804
             (Cost $749)
         -----------------------------------------------------------
             Asset Backed Securities -- 2.6%
             -------------------------------
       25    American Express Credit Account Master Trust,
               Ser. 1997-1, Class A, 6.40%, 04/15/05              26
       75    AmeriCredit Automobile Receivables Trust, Ser.
               2001-B, Class A4, 5.37%, 06/12/08                  78
      200    Capital One Master Trust, Ser. 2001-3A,
               Class A, 5.45%, 03/16/09                          210
      190    Discover Card Master Trust, Ser. 2001-5,
               Class A, 5.30%, 11/15/06                          199
       55    Ford Credit Auto Owner Trust, Ser. 2001-C,
               Class A5, 5.25%, 09/15/05                          57
       55    Honda Auto Receivables Owner Trust,
               Ser. 2001-1, Class A4, 5.56%, 06/19/06             58
         -----------------------------------------------------------
             Total Asset Backed Securities                       628
             (Cost $601)
         -----------------------------------------------------------
             Warrants -- 0.0%
             ----------------
             TELECOMMUNICATIONS -- 0.0%
        0^   Startec Global Communications Corp., 0.00%,           0
               05/15/08
             (Cost $0)
--------------------------------------------------------------------
             Total Long-Term Investments                      21,396
             (Cost $21,863)
--------------------------------------------------------------------
     Short-Term Investments -- 9.9%

======================================================================
   SHARES
======================================================================
             Money Market Fund -- 9.9%
             -------------------------
    2,345    JPMorgan Prime Money Market Fund (a)^^            2,345
             (Cost $2,345)
--------------------------------------------------------------------
             Total Investments -- 100.0%                      $23,741
             (Cost $24,208)
--------------------------------------------------------------------

                       See notes to financial statements.

  OPTIONS

==========================================================================
    UNITS    CALL OPTIONS WRITTEN
==========================================================================
      (5)    Call Option on Euro Dollar @97.75, expiring 3/18/02      $4
             ------------------------------------------------------------
             Total Options Written                                     4
             ------------------------------------------------------------

FUTURES

===============================================================================
                                                  NOTIONAL    UNREALIZED
   NUMBER                                         VALUE AT   APPRECIATION/
     OF                              EXPIRATION   10/31/01  (DEPRECIATION)
  CONTRACTS DESCRIPTION                 DATE        (USD)        (USD)
===============================================================================
            Long Futures Outstanding
            ------------------------
      4     5 Year T-Notes         December, 2001   $   44          $8
      5     Eurodollar             March, 2002         122          10
      5     Eurodollar             June, 2002          122           6
      4     Eurodollar             September, 2002      97           2

            Short Futures Outstanding
            -------------------------
     (1)    Treasury Bonds         December, 2001      (11)         (8)
    (11)    10 Year T Notes        December, 2001     (123)        (56)

SUMMARY OF INVESTMENTS BY COUNTRY, OCTOBER 31, 2001

COUNTRY                                          % OF INVESTMENT SECURITIES
===============================================================================
United States                                                74.1%
Mexico                                                        4.1
Netherlands                                                   3.2
Germany                                                       3.0
Russia                                                        2.6
Other (below 2%)                                             13.0
===============================================================================
Total                                                       100.0%
===============================================================================

See index on page 78

                       See notes to financial statements.

JPMORGAN U.S. TREASURY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                          VALUE
=====================================================================
     Long-Term Investments  89.3%
=====================================================================
             U.S. Treasury Securities -- 68.5%
             -------------------------------
             U.S. Treasury Notes & Bonds,
$  12,080      2.75%, 10/31/03                              $ 12,156
    7,000      5.00%, 02/15/11                                 7,399
    2,000      5.75%, 08/15/10 ^^                              2,220
   29,000      5.88%, 09/30/02 ^^                             30,020
   18,725      6.00%, 08/15/04 ^^                             20,293
    5,000      6.13%, 08/15/29 ^^                              5,776
    2,500      6.38%, 08/15/27 ^^                              2,967
   12,400      6.88%, 05/15/06                                14,121
    8,000      8.00%, 11/15/21 ^^                             10,961
    5,700      8.13%, 08/15/19 @^^                             7,791
    8,600      8.50%, 02/15/20 ^^                             12,180
         -----------------------------------------------------------
             Total U.S. Treasury Securities                  125,884
             (Cost $120,171)
         -----------------------------------------------------------
             U.S. Government Agency Securities -- 3.4%
             -----------------------------------------
             Government National Mortgage Association,
    3,000      TBA, 6.00%, 11/15/31                            3,051
    3,000      TBA, 7.00%, 11/15/31                            3,131
         -----------------------------------------------------------
             Total U.S. Government Agency Securities           6,182
             (Cost $6,142)
         -----------------------------------------------------------
             Residential Mortgage Backed Securities -- 17.4%
             -----------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
      532    Government National Mortgage Association,
               Ser. 1999-8, Class A, 6.25%, 06/16/25 ^^          541

             MORTGAGE BACKED PASS-THROUGH SECURITIES -- 17.1%
        1    Federal Home Loan Mortgage Corp.,
               Gold Pool E00766, 7.00%, 11/06/01 ^^                2
             Government National Mortgage Association,
    2,600      Pool 434628, 8.00%, 12/15/29                    2,751
    1,811      Pool 443705, 6.00%, 06/15/13 ^^                 1,876
    2,476      Pool 458975, 6.50%, 01/15/29 ^^                 2,557
      422      Pool 473184, 6.00%, 12/15/28                      429
      195      Pool 473644, 6.00%, 02/15/14                      202
    2,066      Pool 473829, 6.50%, 01/15/29                    2,134
    4,562      Pool 485243, 8.00%, 02/15/31                    4,825
    1,813      Pool 487526, 6.50%, 06/15/29                    1,873
      544      Pool 493546, 6.50%, 03/15/31                      562
    1,973      Pool 496497, 6.00%, 02/15/24                    2,007
      533      Pool 509443, 9.00%, 12/15/29 ^^                   568
      240      Pool 510845, 7.50%, 12/15/29                      253
    1,187      Pool 512996, 7.50%, 07/15/29                    1,248
      998      Pool 535341, 6.00%, 03/15/31                    1,015
      489      Pool 540270, 6.00%, 03/15/31                      497
    2,832      Pool 544968, 7.00%, 02/15/31 ^^                 2,956
    5,500      TBA, 6.50%, 11/15/31                            5,679
                                                            --------
                                                              31,434

                       See notes to financial statements.

                                       76

  PRINCIPAL
   AMOUNT     ISSUER                                          VALUE
====================================================================
             Total Residential Mortgage Backed Securities   $ 31,975
             (Cost $30,797)
====================================================================
             Total Long-Term Investments                     164,041
             (Cost $157,110)
--------------------------------------------------------------------
     SHORT-TERM INVESTMENTS  -- 10.7%
--------------------------------------------------------------------
   SHARES
======================================================================
             Money Market Fund -- 10.7%
             --------------------------
   19,665    JPMorgan 100% U.S. Treasury Securities Money     19,665
               Market Fund (a)
             (Cost $19,665)
--------------------------------------------------------------------
             Total Investments  100.0%                      $183,706
             (Cost $176,775)
--------------------------------------------------------------------

OPTIONS

=============================================================================
    UNITS    CALL OPTIONS WRITTEN
=============================================================================
       67    Call Option on Euro Dollar @97.75, expiring 3/18/02        $47
----------------------------------------------------------------------------
             Total Call Options Written                                  47
----------------------------------------------------------------------------

FUTURES

=============================================================================
                                                  NOTIONAL    UNREALIZED
   NUMBER                                         VALUE AT   APPRECIATION/
     OF                              EXPIRATION   10/31/01  (DEPRECIATION)
  CONTRACTS DESCRIPTION                 DATE        (USD)        (USD)
=============================================================================
            Long Futures Outstanding
            ------------------------
     94     10 Year Treasury Notes December, 2001    $1,048      $ 489
     67     Eurodollar             March, 2002        1,640        131
     82     Eurodollar             June, 2002         2,002        102
     69     Eurodollar             September, 2002    1,679         38

            Short Futures Outstanding
            -------------------------
      1     Treasury Bond          December, 2001       (11)        (5)
     32     2 Year Treasury Notes  December, 2001      (679)      (162)

                       See notes to financial statements.

Index:

*         -- Non-income producing security.
#         -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~         -- Company is considered illiquid and may be difficult to sell.
^         -- Amounts round to less than one thousand.
+         -- Denominated in United States Dollars unless otherwise noted.
@         -- All or a portion of this security is segregated for futures and/or options.
^^        -- All or a portion of this security is segregated for TBA, when issued delayed delivery securities or swaps.
(a)       -- Affiliated. Money market fund registered under the Investment
             Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management
(c)       -- Capitalization.
(d)       -- Defaulted Security.
(f)       -- Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

           FUND                                           MARKET VALUE  PERCENTAGE
           ----                                           ------------  ----------
           JP Morgan Bond Fund                              $24,362          1.03%
           JP Morgan Short-Term Bond Fund                   $27,419          3.92%
           JP Morgan Global Strategic Income Fund           $16,706         10.44%
           JP Morgan Short-Term Bond Fund II                $16,141          1.85%
           JP Morgan Strategic Income Fund                  $    70          0.29%

DN        -- Discount Note.
FLIRB     -- Floating Rate Bond.
FRN       -- Floating Rate Note. The maturity date is the actual maturity date;
             the rate shown is the rate in effect as of October 31, 2001.
MTN       -- Medium Term Note.
PDI       -- Past Due Interest.
Ser.      -- Series.
SUB       -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is in effect as of October 31, 2001.
TBA       -- To be announced.
IO        -- Interest Only
PO        -- Principal Only.
CAD       -- Canadian Dollar.
DKK       -- Danish Krone.
EUR       -- Euro.
GBP       -- Great Britain Pound.
JPY       -- Japanese Yen.
SEK       -- Swedish Krona.
USD       -- U.S. Dollar.

                       See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

JPMORGAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                                                         GLOBAL              SHORT-     INTER-              U.S.
                                                                SHORT   STRATEGIC             TERM     MEDIATE STRATEGIC  TREASURY
                                                      BOND    TERM BOND  INCOME      BOND     BOND      BOND     INCOME    INCOME
                                                      FUND      FUND      FUND     FUND II   FUND II    FUND      FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value               $2,368,215  $698,941  $160,067  $923,782  $872,480  $563,032  $23,741  $183,706
     Cash                                              24,241    63,795        -          -       411         -        -         -
     Foreign currency                                       8        -         -          -        -          -       65         -
     Other assets                                           -        -         -         15        -          1        -         -
     Receivables:                                           -        -         -          -        -          -        -         -
        Investment securities sold                    126,618     7,544    16,685    53,690        -     14,691      501         -
        Fund shares sold                                1,145     3,188         1       173    24,252       252       95       449
        Interest and dividends                         19,388     4,610     2,752     7,572     4,665     5,884      417     1,290
        Foreign tax reclaim                                 -         -         -         -         -         -        3         -
        Variation margin                                    -       567         -         -       854         -        -       217
        Unrealized appreciation of forward foreign
         currency contracts                                 -         -        44         -         -         -        2         -
        Unrealized appreciation of open swap
         contract                                       1,989         -         -         -         -         -        -         -
        Expense reimbursement                               1        10         -         -         -         4        3         -
-----------------------------------------------------------------------------------------------------------------------------------
           Total Assets                             2,541,605   778,655   179,549   985,232   902,662   583,864   24,827   185,662
-----------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
        To Custodian                                        -         -     4,182         -         -         -        -         -
        Foreign currency due to custodian, at value                   -        -      8,950         -         -        -         -
        Dividends                                       8,278     2,452       890     2,440     1,976     1,713       91        49
        Investment securities purchased               590,930     9,800    17,151   226,872    13,829    76,778    1,643    43,487
        Fund shares redeemed                            2,185       217         8       410     1,248        83       35       156
        Variation Margin                                1,522         -        89       568         -       435        9         -
        Unrealized depreciation of forward foreign
         currency contracts                                 -         -        61         -         -         -        -         -
        Outstanding options written, at fair value      6,280         -         -       255         -       171        4        47
        Unrealized depreciation of open
         swap contracts                                 2,013         -         -         -         -         -        -         -
     Accrued liabilities:
        Investment advisory fees                          485       118        43       189       176       126        -         6
        Administration fees                               242        24         6        69        85        63        -        14
        Shareholder servicing fees                        176        14        10        90       131       104        3        17
        Distribution fees                                   -         -         -         5       192        -        10        12
        Custodian fees                                    112        58        63        37        60        43        3        28
        Trustees' fees                                      1         1        -        142        27        87        1        42
        Other                                             218       127       109       149       168       139       61        76
-----------------------------------------------------------------------------------------------------------------------------------
           Total Liabilities                          612,442    12,811    31,562   231,226    17,892    79,742    1,860    43,934
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                       80

                                                                         GLOBAL              SHORT-     INTER-              U.S.
                                                                SHORT   STRATEGIC             TERM     MEDIATE STRATEGIC  TREASURY
                                                      BOND    TERM BOND  INCOME      BOND     BOND      BOND     INCOME    INCOME
                                                      FUND      FUND      FUND     FUND II   FUND II    FUND      FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                1,876,990   749,326   176,847   738,949   869,093   483,491   25,240   141,516
     Accumulated undistributed (distributions
     in excess of) net investment income                1,157       795      (609)      346    (2,003)       11      (94)        1
     Accumulated net realized gain (loss) on
     investments, futures, options, swaps and
     foreign exchange transactions                      6,732    (2,906)  (24,456)  (15,727)    3,366      (248)  (1,674)   (7,286)
     Net unrealized appreciation (depreciation) of
     investments, futures, options, swaps and
     foreign exchange transactions                     44,284    18,629    (3,795)   30,438    14,314    20,868     (505)    7,497
-----------------------------------------------------------------------------------------------------------------------------------
           Total Net Assets                        $1,929,163  $765,844  $147,987  $754,006  $884,770  $504,122  $22,967  $141,728
-----------------------------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($.001 par value: unlimited number of
   shares authorized):
     Class A Shares                                         7       227         1     1,544     5,036       380      259     3,920
     Class B Shares                                         6         -         1       195         -         -      879     1,721
     Class C Shares                                         -         -         -         -         -         -      308         -
     Class I Shares                                   100,809    69,499    16,026         -         -         -        -         -
     Class M Shares                                         -         -         -         -    66,413         -    1,151         -
     Select Shares                                     31,275     6,651       509    16,663    13,802    47,699       -      6,403
     Ultra Shares                                      59,331        -         -         -         -         -        -         -
   Net Asset Value:
     Class A Shares (and redemption price)         $    10.08  $  10.01  $   8.91  $  41.01  $  10.38  $  10.48  $  8.85  $  11.77
     Class B Shares *                              $    10.08  $      -  $   8.91  $  40.96  $      -  $      -  $  8.85  $  11.75
     Class C Shares *                              $        -  $      -  $      -  $      -  $      -  $      -  $  8.85  $      -
     Class I Shares (and redemption price)         $    10.08$    10.03  $   8.95  $      -  $      -  $      -  $     -  $      -
     Class M Shares and redemption price)          $        -  $      -  $      -  $      -  $  10.37  $      -  $  8.83  $      -
     Select Shares (and redemption price)          $    10.08$    10.03  $   8.95  $  40.97  $  10.40  $  10.49  $     -  $  11.77
     Ultra Shares (and redemption price)           $    10.09  $      -  $      -  $      -  $      -  $      -  $     -  $      -
   Class A Maximum Public Offering
   Price Per Share
   (net asset value per share/95.5%)               $    10.55  $     -   $   9.33  $  42.94  $     -   $  10.97  $  9.27  $  12.32
   Class A Maximum Public Offering
   Price Per Share
   (net asset value per share/98.5%)               $        -  $  10.16  $     -   $      -  $  10.54  $      -  $     -  $      -
   Class M Maximum Public Offering
   Price Per Share
   (net asset value per share/97.0%)               $        -  $      -  $     -   $      -  $  10.69  $      -  $  9.10  $      -
-----------------------------------------------------------------------------------------------------------------------------------
   Cost of investments                             $2,323,917  $685,578  $162,880  $893,131  $864,925  $541,837  $24,208  $176,775
-----------------------------------------------------------------------------------------------------------------------------------
   Cost of foreign currency                        $        8  $      -  $    560  $      -  $      -  $      -  $    65  $      -
-----------------------------------------------------------------------------------------------------------------------------------
   Premiums received from options written          $    5,955  $      -  $      -  $    108  $      -  $     72  $     2  $     20
-----------------------------------------------------------------------------------------------------------------------------------

*Redemption price may be subject to a deferred sales charge

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2001

(Amounts in Thousands)

                                                                         GLOBAL              SHORT-     INTER-              U.S.
                                                                SHORT   STRATEGIC             TERM     MEDIATE STRATEGIC  TREASURY
                                                      BOND    TERM BOND  INCOME      BOND     BOND      BOND     INCOME    INCOME
                                                      FUND      FUND      FUND     FUND II   FUND II    FUND      FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                      $        -  $      -  $     10  $      -  $      -  $      -  $     -  $      -
     Interest                                          12,899     4,250     1,669    40,930    13,707    27,013    2,114     4,704
     Allocated investment income from Portfolio        53,077    24,907    11,314         -         -         -        -         -
     Allocated portfolio expenses **                   (2,870)   (1,234)     (850)        -         -         -        -         -
     Dividend income from affiliated investments*       2,097       200         1       223       381        27        3        30
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                        65,203    28,123    12,144    41,153    14,088    27,040    2,117     4,734
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                             806       241        94     2,013       776     1,343      130       305
     Administration fees                                  598       244        65     1,006       466       671       39       152
     Shareholder servicing fees                         1,095       520       161     1,677       776     1,119       72       254
     Fund services fees                                    11         6         2         -         -         -        -         -
     Distribution fees                                      -^        -^        -^       93       822         5      150       232
     Custodian fees                                        40        54        53       104       145       149       77        85
     Organization expenses                                  -         -         6        10         -         6        -         -
     Printing and postage                                  18        10         8        16        14         3        3        10
     Professional fees                                     24        20        14        29        23        27       40        14
     Registration expenses                                 32        29        26        34        71        10       53        47
     Transfer agent fees                                   48        40        24       101       103        33      101       173
     Trustees' fees                                        10         5         2       101        21        63        1        26
     Other                                                 64        22        13        21        18        12       13         2
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                  2,746     1,191       468     5,205     3,235     3,441      679     1,300
-----------------------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                  270       242        46       816       501         9      219       449
     Less earnings credits                                  -         -         -         1        16        17        3         2
     Less expense reimbursements                            1       637       232        78        14        55       53        23
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                    2,475       312       190     4,310     2,704     3,360      404       826
-----------------------------------------------------------------------------------------------------------------------------------
           Net investment income                       62,728    27,811    11,954    36,843    11,384    23,680    1,713     3,908
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                       82

                                                                         GLOBAL              SHORT -    INTER -             U.S.
                                                                SHORT   STRATEGIC             TERM     MEDIATE STRATEGIC  TREASURY
                                                      BOND    TERM BOND  INCOME      BOND     BOND      BOND     INCOME    INCOME
                                                      FUND      FUND      FUND     FUND II   FUND II    FUND      FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
     Net realized gain (loss) on transactions from:
        Investments                                    11,919       841      (119)   24,285     4,991    14,010   (1,637)      996
        Futures                                         2,674       854      (180)   (2,447)    1,562      (202)      (5)    1,734
        Foreign exchange contracts                      1,561         -       344       (13)        -        (8)     (29)        -
        Options                                           760         -         -       308         -       208        4        58
        Swaps                                           4,004         -         -         -         -         -        -         -
        Investments allocated from Portfolio           28,941     5,345    (5,368)        -         -         -        -         -
     Change in net unrealized appreciation/
     depreciation of:
        Investments                                    14,900     3,820    (2,074)   29,777     6,544    23,684    1,151     6,994
        Futures                                           368     5,269      (899)      231     6,759      (228)     (38)      515
        Foreign currency translations                       2         -       (75)        -         -         -       15         -
        Investments allocated from Portfolio           16,583     8,902     5,330
        Options                                          (325)        -         -      (147)        -       (99)      (2)      (27)
        Swaps                                             (24)        -         -         -         -         -        -         -
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
     investments, futures and foreign
     exchange transactions                             81,363    25,031    (3,041)   51,994    19,856    37,365     (541)   10,270
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in Net Assets
     from operations                               $  144,091  $ 52,842  $  8,913  $ 88,837  $ 31,240  $ 61,045  $ 1,172  $ 14,178
-----------------------------------------------------------------------------------------------------------------------------------
   *Including reimbursements of Investment Advisory,
    Administration and Shareholder Servicing Fees:         95        31        -^        13        23         -^       -^        2
-----------------------------------------------------------------------------------------------------------------------------------
   **Including reimbursements from Portfolio                -        23         -         -         -         -        -        -
-----------------------------------------------------------------------------------------------------------------------------------

   ^ Amount rounds to less than $1,000.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED
(Amounts in Thousands)

                                                                              SHORT             GLOBAL
                                                            BOND            TERM BOND       STRATEGIC INCOME           BOND
                                                            FUND               FUND              FUND II              FUND II
                                                            --- -              --- -             ------ -             -------
                                                      YEAR       YEAR      YEAR        YEAR       YEAR     YEAR     YEAR      YEAR
                                                      ENDED      ENDED     ENDED       ENDED      ENDED    ENDED   ENDED     ENDED
                                                    10/31/01   10/31/00  10/31/01   10/31/00   10/31/01 10/31/00 10/31/01  10/31/00
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income                         $   62,728     59,611 $ 27,811  $ 23,284  $ 11,954$   11,813  $ 36,843  $ 37,286
     Net realized gain (loss) on investments,
     futures, options, swaps and foreign
     exchange transactions                             49,859    (16,527)   7,040    (4,665)   (5,323)   (2,626)   22,133   (20,988)
     Change in net unrealized appreciation
     (depreciation) on investments, futures,
     options, swaps and foreign
     exchange translations                             31,504     16,694   17,991     1,619     2,282     1,429    29,861    14,888
------------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations        144,091     59,778   52,842    20,238     8,913    10,616    88,837    31,186
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
     Net investment income                            (63,045)   (59,611) (27,772)  (23,295)  (15,047)  (11,789)  (36,858)  (37,308)
     In excess of net investment income                     -       (224)       -         -         -         -         -         -
------------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders           (63,045)   (59,835) (27,772)  (23,295)  (15,047)  (11,789)  (36,858)  (37,308)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assests from
   capital share transactions (Note 10)               940,706   (133,862) 325,357    64,207    (9,333)  (18,458)  114,658   (26,309)
------------------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets     1,021,752   (133,919) 350,427    61,150   (15,467)  (19,631)  166,637   (32,431)
   NET ASSETS:
     Beginning of period                              907,411  1,041,330  415,417   354,267   163,454   183,085   587,369   619,800
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                 $1,929,163 $  907,411 $765,844  $415,417  $147,987  $163,454  $754,006  $587,369
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income             $    1,157 $      787 $    795  $    593  $   (609) $  4,412  $    346  $     65
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (Amounts in Thousands)


                                                         SHORT-TERM        INTERMEDIATE         STRATEGIC         U.S. TREASURY
                                                            BOND               BOND              INCOME              INCOME
                                                           FUND II             FUND               FUND                 FUND
                                                           -------             ----               ----                 ----
                                                      YEAR       YEAR     YEAR      YEAR       YEAR     YEAR      YEAR     YEAR
                                                      ENDED     ENDED     ENDED     ENDED      ENDED    ENDED     ENDED    ENDED
                                                    10/31/01  10/31/00  10/31/01  10/31/00   10/31/01 10/31/00  10/31/01 10/31/00
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income                         $   11,384  $  2,918  $ 23,680  $ 21,878  $  1,713  $  1,882  $  3,908  $  4,680
     Net realized gain (loss) on investments,
     futures, options, and foreign
     exchange transactions                              6,553      (573)   14,008    (7,915)   (1,667)       58     2,788    (1,859)
     Change in net unrealized appreciation
     (depreciation) on investments, futures,
     options, and foreign exchange transactions        13,303       297    23,357     7,215     1,126    (1,494)    7,482     2,362
-----------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations         31,240     2,642    61,045    21,178     1,172       446    14,178     5,183
-----------------------------------------------------------------------------------------------------------------------------------
     Net equalization credits                           2,626        40         -         -        (9)       23        -          -
   DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
     Net investment income                            (13,960)   (2,924)  (23,705)  (21,904)   (1,649)   (2,002)   (4,660)   (4,675)
     Return of capital                                      -         -         -         -       (50)      (25)       -          -
     Net realized gain on investment transactions           -         -         -         -         -         -        -          -
-----------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders           (13,960)   (2,924)  (23,705)  (21,904)   (1,699)   (2,027)   (4,660)   (4,675)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
   from capital share transactions (Note 10)         (812,112)       48    79,717    11,348    (4,002)    4,313    75,480   (28,706)
-----------------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets       832,018      (194)  117,057    10,622    (4,538)    2,755    84,998   (28,198)
   NET ASSETS:
     Beginning of period                               52,752    52,946   387,065   376,443    27,505    24,750    56,730    84,928
-----------------------------------------------------------------------------------------------------------------------------------
     End of period                                 $  884,770  $ 52,752  $504,122  $387,065  $ 22,967  $ 27,505  $141,728  $ 56,730
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income             $   (2,003) $    (13) $     11  $   (587)      (94) $   (144) $      1  $   (567)
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS

1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Group ("MFG"), J. P.Morgan Institutional Funds ("JPMIF"), and Mutual Fund Select Group ("MFSG") (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. MFG, JPMIF and MFSG were organized on May 11, 1987, November 4, 1992, and October 1, 1996, respectively.

Effective February 28, 2001, five separate series of MFG and MFSG were renamed with the approval of the respective Board of Trustees as shown below. Also, in connection with the Plans of Reorganization ("Reorganization") (see Reorganization Note 8) that were implemented on September 10, 2001, the new names of three separate series of JPMIF are as follows:

February 28, 2001 Renaming of Funds

      New Name                                                           Old Name

JPMorgan Bond Fund II ("BFII")                           Chase Vista Select Bond Fund
JPMorgan Short-Term Bond Fund II ("STBFII")              Chase Vista Short-Term Bond Fund
JPMorgan Intermediate Bond Fund ("IBF")                  Chase Vista Select Intermediate Bond Fund
JPMorgan Strategic Income Fund ("SIF")                   Chase Vista Strategic Income Fund
JPMorgan U.S. Treasury Income Fund ("USTI")              Chase Vista U.S. Treasury Income Fund

September 10, 2001 Reorganization

      New Name                                                           Old Name

JPMorgan Bond Fund ("BF")                                J.P. Morgan Institutional Bond Fund
JPMorgan Short Term Bond Fund ("STBF")                   J.P. Morgan Institutional Short Term Bond Fund
JPMorgan Global Strategic Income Fund ("GSIF")           J.P. Morgan Institutional Global Strategic Income Fund

USTI, SIF, and STBFII are separate series of MFG. BFII and IBF are separate series of MFSG. BF, STBF and GSIF are separate series of JPMIF. The Funds offer various classes of shares as follows:

         Fund                                                             Classes Offered

   BF                                                    Class A, Class B, Institutional, Select, and Ultra
   STBF                                                  Class A, Institutional, and Select
   GSIF                                                  Class A, Class B, Institutional and Select
   BFII                                                  Class A, Class B, and Select
   STBFII                                                Class A, Class M, and Select
   IBF                                                   Class A and Select
   SIF                                                   Class A, Class B, Class C, Class M, and Select
   USTI                                                  Class A, Class B, and Select

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class ("Class I"), Ultra Class and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prior to September 10, 2001, BF, STBF and GSIF utilized a Master Feeder Fund Structure where the Funds sought to achieve their investment objectives by investing all of their investable assets in the U.S. Fixed Income Portfolio, Short Term Bond Portfolio and the Global Strategic Income Portfolio, respectively. BF, STBF and GSIF now invest directly in portfolio securities.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

A. SECURITY VALUATIONS -- Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of short futures contracts subject the Funds to unlimited risk of loss. Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2001, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

D. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities futures. These options are settled for cash and subject the Funds to market risk in excess of the amount that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying premium at the inception of the contract.

As of October 31, 2001, the Funds had written options contracts outstanding as shown on the Funds' Portfolio of Investments.

Transactions in options written during the year ended October 31, 2001, were as follows (amounts in thousands):

                               Bond Fund*                   Bond Fund II            Intermediate Bond Fund
                         Number of      Premiums      Number of      Premiums       Number of      Premiums
                         Contracts      Received      Contracts      Received       Contracts      Received
Options outstanding
  at October 31, 2000            -     $       -              -     $        -              -     $        -

Options written          1,963,503        14,711          1,076            446            722            299

Options terminated
  in closing purchase
  transactions          (1,378,502)       (6,346)          (715)          (338)          (480)          (227)

Options exercised         (385,000)       (2,410)             -              -              -              -
                        ------------------------     -------------------------     -------------------------
Options outstanding
  at October 31, 2001      200,001     $   5,955            361     $      108            242     $       72
                        ========================     =========================     =========================

                                                           U.S. Treasury
                          Strategic Income Fund             Income Fund
                         Number of      Premiums      Number of      Premiums
                         Contracts      Received      Contracts      Received
Options outstanding
  at October 31, 2000            -     $       -              -     $        -

Options written                 14             6            200             83

Options terminated in
  closing purchase
  transactions                  (9)           (4)          (133)           (63)
                        ------------------------     -------------------------
Options outstanding
  at October 31, 2001            5     $       2             67     $       20
                        ========================     =========================

*Prior to 9/10/01, BF invested all of its investable assets in The U.S. Fixed Income Portfolio. The transactions in options written prior to 9/10/01 are those of The U.S. Fixed Income Portfolio.

E. SWAPS -- The Funds may engage in swap transactions such as interest rate or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in the value of the exchange. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. As of October 31, 2001, BF had outstanding swap agreements as shown on the Portfolio of Investments.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Effective November 1, 2000 USTI began amortizing premiums on debt securities. Prior to November 1, 2000, USTI did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,123 (amount in thousands) reduction in cost of securities and a corresponding $1,123 (amount in thousands) increase in unrealized appreciation, based on securities held by the Fund on November 1, 2000.

The effect of this change for the year ended October 31, 2001 was to decrease net investment income by $757 (amount in thousands) and decrease realized gains by $366 (amount in thousands). The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting principle.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

G. FOREIGN CURRENCY TRANSLATION-- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

 1.Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

 2.Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

At October 31, 2001, the Funds had outstanding forward foreign currency contracts as detailed in the Fund's Portfolio of Investments.

I. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

J. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of restricted and illiquid securities (amounts in thousands).

                                        Market       % of Total
     Fund                               Value       Market Value
=================================================================
   BF                                 $  24,239         1.02%
   STBF                                   6,474         0.98%
   GSIF                               $  32,917        20.56%
   SIF                                $     902         3.80%

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of a Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                               Accumulated
                                              undistributed/             Accumulated
                          Paid-in      (distributions in excess of)     undistributed
                          capital         net investment income         capital gains
======================================================================================
   BF                   $   (1,041)              $  687                     $  354
   STBF                        688                  163                       (851)
   GSIF                      1,014               (1,928)                       914
   BFII                      4,792                  296                     (5,088)
   STBFII                      523                  586                     (1,109)
   IBF                         862                   94                       (956)
   SIF                         (50)                  36                         14
   USTI                      1,079                  809                     (1,888)


The reclassifications for BF, STBF, GSIF, BFII, STBFII, IBF and USTI primarily relate to the character for tax purposes of foreign currency, paydowns, capital loss carryovers and other temporary differences acquired in connection with Fund reorganizations. The reclassifications for SIF primarily relate to foreign currency and tax return of capital.

N. DOLLAR ROLLS -- The Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds' policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. Bond Fund, Bond Fund II, Intermediate Bond Fund, Short Term Bond Fund, Global Strategic Income Fund, and U.S. Treasury Income Fund had TBA Dollar Rolls outstanding as of October 31, 2001, which are included in receivable for investment securities sold and payable for investment securities purchased in the Statement of Assets and Liabilities.

O. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 1998) in connection with establishing IBF, GSIF and BFII have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

P. EQUALIZATION -- In 1999, STBFII and SIF adopted the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE-- Pursuant to separate Investment Advisory Agreements, J. P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") (formerly Chase Fleming Asset Management (USA), Inc.) and J.P. Morgan Investment Management, Inc. ("JPMIM") (collectively, the "Advisers") act as the Investment Advisers to the Funds. JPMFAM, a direct wholly-owned subsidiary of J.P. Morgan Chase & Co., is the Adviser for USTI, BFII, SIF, IBF and STBFII. JPMIM, an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co., is the adviser for BF, STBF and GSIF. The Advisers supervise the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average net assets. The annual fee for each Fund is as follows:

                                             Investment
       Fund                               Advisory Fee (%)
===========================================================
   BF                                           0.30
   STBF                                         0.25
   GSIF                                         0.45
   BFII                                         0.30
   STBFII                                       0.25
   IBF                                          0.30
   SIF                                          0.50
   USTI                                         0.30

The Advisers (and any predecessor) waived fees as outstanding in Note 2.F.
below.

State Street Research & Management Company ("SSR"), a registered investment adviser, was the investment sub-adviser to SIF pursuant to an Investment Sub-Advisory Agreement between SSR and JPMFAM (and its predecessor) through May 14, 2001. JPMFAM makes the day-to-day investment decisions for SIF except that SSR made the day-to-day investment decisions for the portion of SIF that is allocated to lower-rated high yield securities of U.S. issuers. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company, and was entitled to receive a fee, payable by JPMFAM from its advisory fee, at an annual rate equal to 0.35% of the Fund's average daily net assets. Effective May 15, 2001, JPMFAM terminated the sub-advisory agreement with SSR.

Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co., acted as investment adviser to USTI, BF, SIF, IBF and STBF.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE-- Pursuant to separate Administration Agreements Chase and Morgan (collectively, the "Administrators") provide certain administration services to the Funds. Chase serves as the administrator for USTI, BFII, SIF, IBF and STBFII and Morgan serves as the administrator for BF, STBF and GSIF. Effective September 10, 2001, in connection with the elimination of the Funds paying directly sub-administration fees (.05% annualized for BFII, STBFII, IBF, SIF, and USTI) and co-administration fees (allocable share of $425,000 plus FDI's out of pocket expenses, annualized for BF, STBF, and GSIF) the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration/ co-administration expenses of the funds. In consideration of these services, the Administrators receive a pro rata portion from each respective Fund a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.075% of the average daily net assets in excess of $25 billion. Prior to September 10, 2001, Chase was paid a fee from USTI, BFII, SIF, IBF and STBFII computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. Also, prior to September 10, 2001, Morgan was paid a fee from BF, STBF and GSIF equal to the respective Fund's allocable share of an annual complex-wide charge equal to 0.09% of the first $7 billion of aggregate average daily net assets and 0.04% of aggregate average daily net assets in excess of $7 billion less the complex-wide fees paid to Funds Distributor, Inc. ("FDI").

The Administrators have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                    Institutional     Select      Ultra
   Fund         Class A      Class B      Class C      Class M          Class         Class       Class
=======================================================================================================
   BF             0.75         1.50          n/a          n/a            0.49          0.69        0.40
   STBF           0.75          n/a          n/a          n/a            0.30          0.60         n/a
   GSIF           1.25         1.75          n/a          n/a            0.65          1.00         n/a
   BFII           0.75         1.50          n/a          n/a             n/a          0.60         n/a
   STBFII         0.75          n/a          n/a         1.00             n/a          0.50         n/a
   IBF            0.90          n/a          n/a          n/a             n/a          0.75         n/a
   SIF            1.25         1.75         1.75         1.45             n/a          1.00         n/a
   USTI           0.75         1.64          n/a          n/a             n/a          0.55         n/a

The contractual expense limitation agreements were in effect beginning September 10, 2001, for USTI, BFII, TIF, IBF and STBFII and for the entire fiscal year for BF, STBF and GSIF.

The expense limitation percentages in the table above are due to expire September 7, 2002, for USTI, BF (Class A & B), BFII, SIF, IBF, STBF (Class A), STBFII and GSIF (Class A & B) and September 7, 2004, for the respective Institutional, Select and Ultra Classes of BF, STBF and GSIF.

The Administrators waived fees and reimbursed expenses as outlined in Note 2.F. below.

Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") serves as sub-administrator to BF, STBF and GSIF and is paid a portion of the fees payable to Morgan as administrator. Prior to May 1, 2001, Funds Distributor, Inc. ("FDI") served as co-administrator for BF, STBF and GSIF and was paid fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out of pocket expenses.

Effective September 10, 2001, BISYS also serves as sub-administrator to USTI, BFII, SIF, IBF and STBFII and is paid a portion of the fees payable to Chase as administrator. Prior to September 10, 2001, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group served as sub-administrator and was paid an annual fee of 0.05% of the average daily net assets of USTI, BFII, SIF, IBF and STBFII.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement dated April 11, 2001, JPMFD serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25%, 0.75% and 0.75% of the average daily net assets of the Class A, Class B and Class C Shares, respectively, for distribution services. SIF and STBFII pay an annual rate not to exceed 0.50% and 0.35% of the average daily net assets of their Class M Shares, respectively. In addition, JPMFD receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares.

The Distributor waived fees and reimbursed expenses as outlined in Note 2.F. below.

Prior to April 11, 2001, FDI acted as the JPMIF's Distributor and JPMFD acted as MFG and MFSG's Distributor.

D. SHAREHOLDER SERVICING FEES -- JPMIF has entered into a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to BF, STBF and GSIF shareholders. MFG and MFSG have adopted an Administrative Services Plan for shares of USTI, BFII, SIF, IBF and STBFII which, among other things, provides that each Trust on behalf of USTI, BFII, SIF, IBF and STBFII may obtain the services of one or more Shareholder Servicing Agents. For these services Chase or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as follows:

                                                                    Institutional     Select      Ultra
   Fund         Class A      Class B      Class C      Class M          Class         Class       Class
=======================================================================================================
   BF             0.25         0.25          n/a          n/a            0.10          0.25        0.05
   STBF           0.25          n/a          n/a          n/a            0.10          0.25         n/a
   GSIF           0.25         0.25          n/a          n/a            0.10          0.25         n/a
   BFII           0.25         0.25          n/a          n/a             n/a          0.25         n/a
   STBFII         0.25          n/a          n/a         0.25             n/a          0.25         n/a
   IBF            0.25          n/a          n/a          n/a             n/a          0.25         n/a
   SIF            0.25         0.25         0.25         0.30             n/a          0.25         n/a
   USTI           0.25         0.25          n/a          n/a             n/a          0.25         n/a

The Shareholder Servicing Agent waived fees as outlined in Note 2.F. below.

In addition, Morgan, Charles Schwab & Co. ("Schwab") and JPMIF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, STBF and GSIF available to customers of investment advisers and other financial intermediaries who are Schwab's clients. BF, STBF and GSIF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMIF and Morgan is terminated, BF, STBF and GSIF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

E. CUSTODIAN AND ACCOUNTING FEES -- Chase provides portfolio accounting and custody services for USTI, BFII, SIF, IBF and STBFII. Compensation for such services is presented in the Statement of Operations as custodian fees. On September 10, 2001, Chase began providing portfolio accounting and custody services for BF, STBF and GSIF. The amounts paid to Chase by BF, STBF and GSIF for custody and accounting fees were $40, $54 and $53 (amounts in thousands), respectively, and are included in custodian fees as presented on the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2001, the Funds' vendors waived fees for each of the Funds as follows (in thousands):

Voluntary Waivers:

                Investment                          Shareholder
                 Advisory       Administration       Servicing       Distribution
==================================================================================
   BFII           $   -            $   160            $   416          $   44
   STBFII            86                 91                168              24
   IBF                -                  -                  4               3
   SIF              110                 33                 26              16
   USTI             156                  6                 92              90

Contractual Waivers:

                Investment                          Shareholder
                 Advisory       Administration       Servicing       Distribution
==================================================================================
   BF             $   -            $   215            $   55           $   -
   STBF              48                106                88               -
   GSIF              21                 21                 4               -
   BFII               -                 48               128              20
   STBFII             -                 44                80               8
   IBF                -                  -                 1               1
   SIF               20                  6                 5               3
   USTI              56                  7                24              18

For each of the Funds, for the year ended October 31, 2001, the Administrator and the Distributor contractually and voluntarily reimbursed, respectively, the amounts as follows (in thousands):

                                       Administrator     Distributor
=====================================================================
   BF                                      $   1            $   -
   STBF                                      637                -
   GSIF                                      232                -
   BFII                                        -               78
   STBFII                                      -               14
   IBF                                         2               53
   SIF                                         -               53
   USTI                                        -               23

G. FUND SERVICES FEES -- JPMIF had a Fund Services Agreement with Pierpont Group, Inc. ("PGI"), who assisted the Trustees in exercising their overall supervisory responsibilities for the Fund's affairs. The Trustees of the Fund represented all the existing shareholders of PGI. In connection with the Reorganization Plans (see Note 8), JPMIF terminated its agreement with PGI.

3. INVESTMENT TRANSACTIONS

For the year ended October 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                       Purchases             Sales              Purchases           Sales
                     (excluding U.S.      (excluding U.S.        of U.S.           of U.S.
                       Government)         Government)         Government        Government
=============================================================================================
   *BF               $   1,239,308        $   1,102,045       $  5,436,244      $  5,494,230
   *STBF                   867,314              735,385            194,961           282,814
   *GSIF                   176,638              163,261            139,431           183,800
   BFII                    414,244              367,792          1,618,954         1,659,622
   STBFII                  311,998               82,258            565,476           490,640
   IBF                     667,260              658,999            435,574           383,661
   SIF                      22,481               23,723             18,085            10,014
   USTI                          -                    -            173,804           129,183

*Prior to 9/10/01, BF, STBF, and GSIF invested all of their investable assets in The U.S. Fixed Income Portfolio, The Short Term Bond Portfolio, and The Global Strategic Income Portfolio (the Portfolios). The purchases and sales disclosed prior to 9/10/01 are those of the respective portfolios.

4. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2001 are as follows (in thousands):

                                         Gross              Gross          Net unrealized
                     Aggregate         unrealized         unrealized        appreciation/
                       cost           appreciation       depreciation       (depreciation)
==========================================================================================
   BF               $  2,324,119        $  66,836         $  (22,740)          $  44,096
   STBF                  685,591           13,643               (293)             13,350
   GSIF                  163,031            5,389             (8,353)             (2,964)
   BFII                  894,523           29,357                (98)             29,259
   STBFII                864,925            7,810               (255)              7,555
   IBF                   541,920           22,034               (922)             21,112
   SIF                    24,221              790             (1,270)               (480)
   USTI                  176,775            6,958                (27)              6,931

As of October 31, 2001, the following Funds have capital loss carry- vers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to share- holders (in thousands):

                                                      Expiration
     Fund                              Amount            Date
================================================================
   STBF                               $    362         10/31/07
   GSIF                                    447         10/31/05
                                         9,069         10/31/06
                                         5,022         10/31/07
                                         6,462         10/31/08
                                         4,211         10/31/09
   BFII                                  1,230         10/31/07
                                        12,184         10/31/08
   IBF                                      25         10/31/08
   SIF                                   1,652         10/31/09
   USTI                                    700         10/31/06
                                         4,238         10/31/07
                                         1,784         10/31/08

The STBF capital loss carryover includes $755 of losses acquired from J.P. Morgan Short Term Bond Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

The GSIF capital loss carryover includes $1,008 of losses acquired from J.P. Morgan Global Strategic Income Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

5. RETIREMENT PLAN

Through May 15, 2001, the funds in the table below have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of these funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period November 1, 2000 to May 15, 2001, included in Trustees fees in the Statement of Operations, were as follows (in thousands):

                                            Pension
     Fund                                  Expenses
====================================================
   BFII                                      $   -
   STBFII                                        1
   IBF                                           4
   SIF                                           -
   USTI                                          1

In connection with the consolidation of the heritage J. P. Morgan and heritage Chase fund families, and the reduction in the number of combined trustees on the new board from 22 to 8, the Pension Plan was terminated effective May 15, 2001. In furtherance of this termination, the Trustees were paid an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are listed below (in thousands):

                                                            Deferred
                                           Chase          Compensation
   Fund Name                           Reimbursement        Rollover
=======================================================================
   BFII                                    $   78           $   123
   STBFII                                      14                22
   IBF                                         48                76
   SIF                                          1                 1
   USTI                                        23                36

Accrued liability and expense amounts from the deferred compensation plan are included in Trustees' fees on the Statement of Assets and Liabilities and the Statement of Operations, respectively.

6. BANK BORROWINGS

USTI, BFII, SIF, IBF and STBFII may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This Agreement will expire on January 4, 2002.

BF, STBF and GSIF may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective June 20, 2001 these Funds, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with Chase Manhattan Bank ("Chase", an affiliate of JPMIM), as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount. This Agreement will expire on June 20, 2002.

Prior to June 20, 2001, BF, STBF and GSIF, along with certain other funds managed by JPMIM, were in a $150 million line of credit agreement with DeutscheBank. This agreement expired on June 20, 2001.

The Funds had no borrowings outstanding at October 31, 2001, nor at anytime during the year then ended.

7. CONCENTRATIONS

The Funds may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund's.

8. REORGANIZATIONS

On February 16, 2001, USTI acquired all the net assets of Chase Vista U.S. Government Securities Fund ("CVUSGSF") and Chase U.S. Government Securities Fund ("CUSGSF"), and IBF acquired all the net assets of Chase Intermediate Term Bond Fund ("CITBF"). On March 2, 2001, BFII acquired all the net assets of Chase Vista Bond Fund ("CVBF") and Chase Income Fund ("CIF"), and STBFII acquired all the net assets of Chase Vista Select Short-Term Bond Fund ("CVSSTBF") and Chase Short-Intermediate Term U.S. Government Securities Fund ("CSITUSGSF"). USTI, IBF, BFII and STBFII are hereafter collectively referred to as the "Acquiring Funds". CVUSGSF, CUSGSF, CITBF, CVBF, CIF, CVSSTBF and CSITUGSF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares and Investor Class Shares in the Target Funds received Class A Shares in the Acquired Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquired Funds and holders of Institutional Class Shares and Premier Class Shares in the Target Funds received Institutional Class Shares in the Acquired Funds.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on February 16, 2001 (amounts in thousands, except per share amounts):

                                                                                  After
                                           Before Reorganization             Reorganization
                                   -------------------------------------     --------------
                                     USTI         CUSGSF        CVUSGSF           USTI
                                   ---------     ---------     ---------     --------------
Class A
    Shares                             3,596                         259              3,832
    Net Assets                     $  39,915                   $   2,585          $  42,537
    Net Asset Value, per share     $   11.10                   $   10.00          $   11.10
Class B
    Shares                             1,397                                          1,397
    Net Assets                     $  15,483                                      $  15,483
    Net Asset Value, per share     $   11.08                                      $   11.08
Class I
    Shares                                                         4,192              4,175
    Net Assets                                                 $  41,799          $  46,349
    Net Asset Value, per share                                 $    9.97          $   11.10
Premier Shares
    Shares                                             338
    Net Assets                                   $   4,550
    Net Asset Value, per share                   $   13.47
Investor Shares
    Shares                                               3
    Net Assets                                   $      36
    Net Asset Value, per share                   $   13.47
Net Unrealized
    Appreciation                   $   1,034     $     161     $   1,159          $   2,354

                                                                    After
                                    Before Reorganization      Reorganization
                                   -----------------------     --------------
                                      IBF          CITBF             IBF
                                   ---------     ---------     --------------
Class A
    Shares                                                                207
    Net Assets                                                      $   2,079
    Net Asset Value, per share                                      $   10.03
Class B
    Shares
    Net Assets
    Net Asset Value, per share
Class I
    Shares                            39,916                           44,406
    Net Assets                     $ 400,394                        $ 445,446
    Net Asset Value, per share     $   10.03                        $   10.03
Premier Shares
    Shares                                           3,563
    Net Assets                                   $  45,052
    Net Asset Value, per share                   $   12.64
Investor Shares
    Shares                                             164
    Net Assets                                   $   2,079
    Net Asset Value, per share                   $   12.64
Net Unrealized
    Appreciation                   $   6,411     $   1,253          $   7,664

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on March 2, 2001 (amounts in thousands, except per share amounts):

                                                                                  After
                                           Before Reorganization             Reorganization
                                   -------------------------------------     --------------
                                     BFII           CVBF          CIF             BFII
                                   ---------     ---------     ---------     --------------
Class A
    Shares                                           3,210                              872
    Net Assets                                   $  33,725                        $  34,496
    Net Asset Value, per share                   $   10.51                        $   39.55
Class B
    Shares                                             431                              115
    Net Assets                                   $   4,552                        $   4,552
    Net Asset Value, per share                   $   10.55                        $   39.55
Class I
    Shares                            15,089         2,000                           16,807
    Net Assets                     $ 596,783     $  20,997                        $ 664,724
    Net Asset Value, per share     $   39.55     $   10.50                        $   39.55
Class M
    Shares
    Net Assets
    Net Asset Value, per share
Premier Shares
    Shares                                                         2,390
    Net Assets                                                 $  46,944
    Net Asset Value, per share                                 $   19.65
Investor Shares
    Shares                                                            39
    Net Assets                                                 $     771
    Net Asset Value, per share                                 $   19.67
Net Unrealized
    Appreciation                   $  15,370     $   1,252     $   1,389          $  18,010

                                                                                  After
                                           Before Reorganization             Reorganization
                                   -------------------------------------     --------------
                                     STBII        CVSSTBF      CSITUSGSF         STBII
                                   ---------     ---------     ---------     --------------
Class A
    Shares                             1,726                                          1,751
    Net Assets                     $  17,437                                      $  17,689
    Net Asset Value, per share     $   10.10                                      $   10.10
Class B
    Shares
    Net Assets
    Net Asset Value, per share
Class I
    Shares                             1,655         2,548                            6,287
    Net Assets                     $  16,743     $  27,012                        $  63,622
    Net Asset Value, per share     $   10.12     $   10.60                        $   10.12
Class M
    Shares                             7,996                                          7,996
    Net Assets                     $  80,764                                      $  80,764
    Net Asset Value, per share     $   10.10                                      $   10.10
Premier Shares
    Shares                                                         1,582
    Net Assets                                                 $  19,867
    Net Asset Value, per share                                 $   12.56
Investor Shares
    Shares                                                            20
    Net Assets                                                 $     252
    Net Asset Value, per share                                 $   12.56
Net Unrealized
    Appreciation                   $   1,407     $     479     $     471          $   2,357

Prior to the open of business on September 10, 2001, the J.P. Morgan Institutional Bond Fund, J.P. Morgan Institutional Short Term Bond Fund, and J.P. Morgan Institutional Global Strategic Income Fund (collectively, the "Acquiring Funds") acquired all the net assets of J.P. Morgan Bond Fund, J.P. Morgan Institutional Bond Fund-Ultra, J.P. Morgan Short Term Bond, and J.P. Global Strategic Income Fund (collectively, the "Target Fund"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                                   JPMorgan
                                                          Bond Fund Reorganization
                                 --------------------------------------------------------------------------
                                  Beneficial                                     Net Asset          Net
                                   Interest         Shares                         Value        Unrealized
                                 Outstanding     Outstanding      Net Assets     Per Share     Appreciation
                                 -----------     -----------     -----------     ---------     ------------
Target Funds
    J.P. Morgan Bond Fund             28,828                     $   299,497     $   10.39         $  4,708
    J.P. Morgan Institutional
    Bond Fund-Ultra                   55,296                     $   555,990     $   10.05         $  8,326
Acquiring Fund
    J.P Morgan Institutional
    Bond Fund                                        101,149     $ 1,000,493     $    9.89         $ 16,329
After Reorganization
    JPMorgan Bond Fund                                                                             $ 29,363
      Ultra Class                                     56,210     $   555,990     $    9.89
      Select Class                                    30,279     $   299,497     $    9.89
      Class I                                        101,149     $ 1,000,493     $    9.89

                                                                   JPMorgan
                                                     Short Term Bond Fund Reorganization
                                 --------------------------------------------------------------------------
                                  Beneficial                                     Net Asset          Net
                                   Interest         Shares                         Value        Unrealized
                                 Outstanding     Outstanding      Net Assets     Per Share     Appreciation
                                 -----------     -----------     -----------     ---------     ------------
Target Funds
    J.P. Morgan Short Term
    Bond Fund                          5,382                     $    53,000     $    9.85         $    753
Acquiring Fund
    J.P. Morgan Institutional
    Short Term Bond Fund              58,275                     $   575,178     $    9.87         $  8,789
After Reorganization
    JPMorgan Short Term
      Bond Fund                                                                                    $  9,542
      Select Class                                     5,372     $    53,000     $    9.87
      Class I                                         58,275     $   575,178     $    9.87

                                                                   JPMorgan
                                                  Global Strategic Income Fund Reorganization
                                 --------------------------------------------------------------------------
                                  Beneficial                                     Net Asset          Net
                                   Interest         Shares                         Value        Unrealized
                                 Outstanding     Outstanding      Net Assets     Per Share     Appreciation
                                 -----------     -----------     -----------     ---------     ------------
Target Funds
    J.P. Morgan Global
    Strategic Income Fund                602                     $     5,459     $    9.07         $      9
Acquiring Fund
    J.P. Morgan Institutional
    Global Strategic
    Income Fund                       15,786                     $   144,187     $    9.13         $   (747)
After Reorganization
    JPMorgan Global Strategic
    Income Fund                                                                                    $   (738)
      Select Class                                       598     $     5,459     $    9.13
      Class I                                         15,786     $   144,187     $    9.13

Below is the Statement of Operations for The U.S. Fixed Income Portfolio ("Master Portfolio") for the period from November 1, 2000 through September 9, 2001 (amounts in thousands).

=======================================================================================
  INVESTMENT INCOME:
    Interest income                                                    $  82,503
    Dividend income                                                          724
    Dividend income from affiliated investments*                          13,804
---------------------------------------------------------------------------------------
       Total investment income                                            97,031
---------------------------------------------------------------------------------------
  EXPENSES:
    Advisory fee                                                           4,413
    Custodian fees and expenses                                              389
    Professional fees and expenses                                            39
    Administrative services fees                                             344
    Printing expenses                                                         17
    Fund services fees                                                        21
    Trustees' fees and expenses                                               16
    Administration fee                                                         7
    Other                                                                      4
---------------------------------------------------------------------------------------
       Total expenses                                                      5,250
---------------------------------------------------------------------------------------
          Net investment income                                           91,781
---------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
      Investment transactions                                             48,710
      Futures contracts                                                    2,443
      Foreign currency contracts and transactions                         (1,719)
      Options                                                                269
---------------------------------------------------------------------------------------
      Net realized gain                                                   49,703
---------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation) on:
      Investment transactions                                             29,297
      Futures contracts                                                      794
      Foreign currency contracts and translations                           (626)
      Options                                                                939
---------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation)                  30,404
---------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations               $ 171,888
---------------------------------------------------------------------------------------
    Including reimbursements of Investment Advisory
      and Administration Fees:                                         $     435
=======================================================================================

The allocated income and expenses of the Master Portfolio attributable to the J.P. Morgan Institutional Bond Fund was 54.7% and 54.7% of the Master's income and expenses, respectively, 29.5% and 29.5%, respectively, to J.P. Morgan Institutional Bond Fund-Ultra and 15.8% and 15.9%, respectively, to J.P. Morgan Bond Fund for the period of November 1, 2000 through September 9, 2001.

Below is a summary of the fund level expenses for the J.P. Morgan Institutional Bond Fund-Ultra for the period November 1, 2000 through September 9, 2001 (amounts in thousands).

    Financial and fund accounting services fee                                30
    Transfer agent fees                                                       16
    Shareholder servicing fees                                               216
    Registration fees                                                         19
    Printing expenses                                                          7
    Professional fees                                                         11
    Amortization of organization expenses                                      1
    Administrative services fees                                             101
    Fund services fees                                                         6
    Trustees' fees and expenses                                                4
    Administration fee                                                         4
    Other                                                                     17
---------------------------------------------------------------------------------------
         Total fund expenses                                                 432
---------------------------------------------------------------------------------------
    Less expense reimbursements                                              426
---------------------------------------------------------------------------------------
         Net fund expenses                                                     6
---------------------------------------------------------------------------------------

Below is a summary of the fund level expenses for the J.P. Morgan Bond Fund for the period November 1, 2000 through September 9, 2001 (amounts in thousands)

    Financial and fund accounting services fee                                30
    Transfer agent fees                                                       41
    Shareholder servicing fees                                               581
    Registration fees                                                         20
    Printing fees                                                             15
    Professional fees                                                         10
    Administrative services fees                                              54
    Fund services fees                                                         3
    Trustees' fees and expenses                                                2
    Administration fee                                                         2
    Other                                                                     18
---------------------------------------------------------------------------------------
         Total fund expenses                                                 776
---------------------------------------------------------------------------------------

Below is the Statement of Operations for The Short Term Bond Portfolio ("Master Portfolio") for the period from November 1, 2000 through September 9, 2001 (amounts in thousands).

=======================================================================================
  INVESTMENT INCOME:
    Interest income                                                    $  25,291
    Dividend income                                                          111
    Dividend income from affiliated investments*                           1,858
---------------------------------------------------------------------------------------
       Total investment income                                            27,260
---------------------------------------------------------------------------------------
  EXPENSES:
    Advisory fee                                                           1,126
    Custodian fees and expenses                                               91
    Professional fees and expenses                                            26
    Administrative services fees                                             105
    Printing expenses                                                         14
    Fund services fees                                                         6
    Trustees' fees and expenses                                                4
    Administration fee                                                         2
    Other                                                                      2
---------------------------------------------------------------------------------------
       Total expenses                                                      1,376
---------------------------------------------------------------------------------------
    Less expense reimbursements                                               25
---------------------------------------------------------------------------------------
       Net expenses                                                        1,351
---------------------------------------------------------------------------------------
         Net investment income                                            25,909
---------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
      Investment transactions                                              2,588
      Futures contracts                                                    3,163
---------------------------------------------------------------------------------------
    Net realized gain                                                      5,751
---------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation) on:
      Investment transactions                                              9,131
      Futures contracts                                                      536
---------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation)                   9,667
---------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations               $  41,327
---------------------------------------------------------------------------------------
  * Including reimbursement of Investment Advisory and
      Administration Fees:                                             $      60
=======================================================================================

The allocated income and expenses of the Master Portfolio attributable to the J.P. Morgan Institutional Short Term Bond Fund was 91.4% and 91.4% of the Master's income and expenses, respectively, and 8.6% and 8.6%, respectively, to J.P. Morgan Short Term Bond Fund for the period of November 1, 2000 through September 9, 2001.

Below is a summary of the fund level expenses for the J.P. Morgan Short Term Bond Fund for the period November 1, 2000 through September 9, 2001 (amounts in thousands).

=======================================================================================
    Financial and fund accounting services fee                                30
    Transfer agent fees                                                       23
    Shareholder servicing fees                                                97
    Registration fees                                                         17
    Printing expenses                                                         12
    Professional fees                                                          9
    Administrative services fees                                               9
    Fund services fees                                                         1
    Trustees' fees and expenses                                                - (a)
    Administration fee                                                         - (a)
    Other                                                                      6
---------------------------------------------------------------------------------------
         Total fund expenses                                                 204
---------------------------------------------------------------------------------------
    Less expense reimbursements                                               88
---------------------------------------------------------------------------------------
         Net fund expenses                                                   116
---------------------------------------------------------------------------------------

         (a) Amount is less than $1,000.

Below is the Statement of Operations for The Global Strategic Income Portfolio ("Master Portfolio") for the period from November 1, 2000 through September 9, 2001 (amounts in thousands).

=======================================================================================
  INVESTMENT INCOME:
    Interest income                                                    $  10,901
    Dividend income (Net of foreign withholding tax of $1)                    56
    Dividend income from affiliated investments*                             815
---------------------------------------------------------------------------------------
         Total investment income                                          11,772
---------------------------------------------------------------------------------------
  EXPENSES:
    Advisory fee                                                             652
    Custodian fees and expenses                                              141
    Professional fees and expenses                                            39
    Administrative services fees                                              34
    Printing expenses                                                         10
    Amortization of organization expenses                                      4
    Fund services fees                                                         2
    Trustees' fees and expenses                                                2
    Administration fee                                                         1
    Other                                                                      -
---------------------------------------------------------------------------------------
         Total expenses                                                      885
---------------------------------------------------------------------------------------
            Net investment income                                         10,887
---------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
      Investment transactions                                             (3,778)
      Futures contracts                                                     (944)
      Foreign currency contracts and transactions                           (836)
---------------------------------------------------------------------------------------
    Net realized gain                                                     (5,558)
---------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation) on:
      Investment transactions                                              5,451
      Futures contracts                                                      (77)
      Foreign currency contracts and translations                            272
---------------------------------------------------------------------------------------
    Net change in unrealized appreciation (depreciation)                   5,646
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations    $  10,975
---------------------------------------------------------------------------------------
  * Including reimbursement of Investment Advisory and
      Administration Fees:                                             $      22
=======================================================================================

The allocated income and expenses of the Master Portfolio attributable to the J.P. Morgan Institutional Global Strategic Income Fund was 96.1% and 96.1% of the Master's income and expenses, respectively, and 3.9% and 3.9%, respectively, to J.P. Morgan Global Strategic Income Fund for the period of November 1, 2000 through September 9, 2001.

Below is a summary of the fund level expenses for the J.P. Morgan Global Strategic Income Fund for the period November 1, 2000 through September 9, 2001 (amounts in thousands):

    Financial and fund accounting services fee                                43
    Transfer agent fees                                                       20
    Shareholder servicing fees                                                14
    Registration fees                                                         12
    Printing expenses                                                         10
    Professional fees                                                         11
    Amortization of organization expenses                                      6
    Administrative services fees                                               1
    Fund services fees                                                         - (a)
    Trustees' fees and expenses                                                - (a)
    Administration fee                                                         - (a)
    Other                                                                      5
---------------------------------------------------------------------------------------
         Total fund expenses                                                 122
---------------------------------------------------------------------------------------
    Less expense reimbursements                                              101
---------------------------------------------------------------------------------------
         Net fund expenses                                                    21
=======================================================================================

         (a) Amount is less than $1,000.

9.  SUBSEQUENT EVENT

On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank. The new Administrator and Shareholder Servicing Agent for the funds will be the JPMorgan Chase Bank. As a result, all references in the annual report to either The Chase Manhattan Bank or Morgan Guaranty Trust Company of New York should be replaced with JPMorgan Chase Bank.

10. CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented (amounts in thousands):

BOND FUND

==========================================================================================================================
                                                            CLASS A                 CLASS B                CLASS I
==========================================================================================================================
                                                       Amount      Shares      Amount     Shares     Amount      Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $     70          7      $   63         6      $388,434      39,773
Shares issued in reinvestment of distributions               - ^        - ^         - ^       - ^      30,849       3,149
Shares redeemed                                             (1)         - ^         -         -      (375,266)    (38,384)
-------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding               $     69          7      $   63         6      $ 44,017       4,538
=========================================================================================================================

                                                                    YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                          $ 221,331     23,747
Shares issued in reinvestment of distributions                                                          31,001      3,323
Shares redeemed                                                                                       (386,194)   (41,433)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                              $(133,862)   (14,363)
==========================================================================================================================

==========================================================================================================================
                                                            SELECT                                         ULTRA
==========================================================================================================================
                                                       Amount      Shares                            Amount      Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 32,570      3,295                            $ 49,357       4,944
Shares issued in connection with Fund
reorganization (Note 8)                                299,497     30,279                             555,990      56,210
Shares issued in reinvestment of distributions           1,920        192                               3,120         312
Shares redeemed                                        (24,697)    (2,491)                            (21,200)     (2,135)
--------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding               $309,290     31,275                            $587,267      59,331
==========================================================================================================================

* For Class A, Class B, Select Class and Ultra Class, from commencement of operations on September 10, 2001.
^   Amount rounds to less than 1,000.

SHORT TERM BOND FUND

=============================================================================================================================
                                                                   CLASS A              CLASS B                SELECT
=============================================================================================================================
                                                               Amount    Shares     Amount     Shares     Amount      Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $2,334        236    $497,579      50,690     $14,443    1,451
Shares issued in connection with Fund reorganization (Note 8)      -          -           -           -      53,000    5,372
Shares issued in reinvestment of distributions                     3          1      13,274       1,361         306       31
Shares redeemed                                                 (100)       (10)   (253,463)    (25,913)     (2,019)    (203)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                       $2,237        227    $257,390      26,138     $65,730    6,651
=============================================================================================================================

                                                                            YEAR ENDED OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                        $ 277,955     28,944
Shares issued in reinvestment of distributions                                        19,252      2,007
Shares redeemed                                                                     (233,000)   (24,209)
---------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                            $  64,207      6,742
===========================================================================================================================

* For Class A and Select Class, from commencement of operations on September 10, 2001.

GLOBAL STRATEGIC INCOME FUND

===============================================================================================================================
                                                                    CLASS A                 CLASS B                CLASS I
===============================================================================================================================
                                                               Amount    Shares     Amount     Shares     Amount      Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31, 2001*
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $   10        1     $  10         1       $ 64,428      6,949
Shares issued in reinvestment of distributions                       -(^)     -(^)      -(^)      -(^)       7,184        779
Shares redeemed                                                      -        -         -         -        (85,638)    (9,291)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   10        1      $  10        1       $(14,026)    (1,563)
===============================================================================================================================

                                                                            YEAR ENDED OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                               $  3,308        353
Shares issued in reinvestment of distributions                                                                 382         38
Shares redeemed                                                                                             (5,351)      (571)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                                    $(1,661)      (180)
===============================================================================================================================

===============================================================================================================================
                                                                                          SELECT
===============================================================================================================================
                                                                                    Amount      Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31, 2001*
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                         $   122         14
Shares issued in connection with Fund reorganization (Note 8)                         5,459        598
Shares issued in reinvestment of distributions                                           45          5
Shares redeemed                                                                        (953)      (108)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                             $ 4,673        509
===============================================================================================================================

* For Class A, Class B and Select Class, from commencement of operations on September 10, 2001.

^   Amounts round to less than 1,000.

BOND FUND II

===============================================================================================================================
                                                                    CLASS A*             CLASS B*               SELECT
===============================================================================================================================
                                                               Amount     Shares     Amount     Shares     Amount     Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $ 75,231      1,898    $  4,481       113    $ 69,494     1,837
Shares issued in connection with Fund reorganization (Note 8)   34,496        872       4,552       115      67,941     1,718
Shares issued in reinvestment of distributions                     987         25         141         3       2,446        61
Shares redeemed                                                (49,101)    (1,251)     (1,419)      (36)    (94,591)   (2,402)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                       $ 61,613      1,544    $  7,755       195   $  45,290     1,214
===============================================================================================================================

                                                                             YEAR ENDED OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                               $  78,452     2,079
Shares issued in reinvestment of distributions                                                                   88         2
Shares redeemed                                                                                            (104,849)   (2,779)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                                   $ (26,309)     (698)
==================================================================================================================================

*   For Class A and B Shares, from commencement of operations on March 2, 2001.

SHORT-TERM BOND FUND II

===============================================================================================================================
                                                                    CLASS A              CLASS M                SELECT
===============================================================================================================================
                                                               Amount     Shares     Amount     Shares     Amount     Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $ 74,289      7,303    $688,863    67,836    $127,882    12,484
Shares issued in connection with Fund reorganization (Note 8)      252         25           -         -      46,879     4,632
Shares issued in reinvestment of distributions                     706         69         488        48       1,156       114
Shares redeemed                                                (43,358)    (4,291)    (27,828)   (2,732)    (57,217)   (5,567)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                       $ 31,889      3,106    $661,523    65,152    $118,700    11,663
===============================================================================================================================

                                                                             YEAR ENDED OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $ 29,307      2,974    $ 10,476     1,062    $  7,722       782
Shares issued in reinvestment of distributions                     699         71          13         1       1,119       113
Shares redeemed                                                (33,074)    (3,356)     (1,075)     (109)    (15,139)   (1,532)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding            $ (3,068)     (311)$      9,414       954    $ (6,298)     (637)
===============================================================================================================================

INTERMEDIATE BOND FUND

===========================================================================================================
                                                                     CLASS A*              SELECT
===========================================================================================================
                                                                Amount     Shares     Amount     Shares
-----------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------
Shares sold                                                    $  2,835       278     $ 97,328     9,781
Shares issued in connection with Fund reorganization (Note 8)     2,079       207       45,052     4,490
Shares issued in reinvestment of distributions                       76         8        1,922       189
Shares redeemed                                                  (1,148)     (113)     (68,427)   (6,811)
-----------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                        $  3,842       380     $ 75,875     7,649
===========================================================================================================

                                                                     YEAR ENDED OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------------
Shares sold                                                                           $ 67,885     7,112
Shares issued in reinvestment of distributions                                              38         4
Shares redeemed                                                                         56,575)   (5,925)
----------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                               $ 11,348     1,191
==========================================================================================================

*   For Class A Shares, from commencement of operations on February 16, 2001.

STRATEGIC INCOME FUND

==========================================================================================================================
                                                            CLASS A                 CLASS B                CLASS C
==========================================================================================================================
                                                       Amount      Shares      Amount     Shares     Amount      Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 2,115        236       $ 1,911       214     $ 1,161        129
Shares issued in reinvestment of distributions             77          9           158        18          50          6
Shares redeemed                                        (2,049)      (231)       (1,557)     (173)       (795)       (88)
--------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding               $   143         14       $   512        59     $   416         47
==========================================================================================================================

                                                                         YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 2,137        220       $ 4,011       424     $ 1,541        152
Shares issued in reinvestment of distributions            110         12           214        23         110         12
Shares redeemed                                        (3,029)      (312)       (1,675)     (181)     (2,632)      (266)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $  (782)       (80)      $ 2,550       266     $  (981)      (102)
==========================================================================================================================

==========================================================================================================================
                                                            SELECT*                                        CLASS M
==========================================================================================================================
                                                       Amount      Shares                            Amount      Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $     -          -                             $   890         98
Shares issued in reinvestment of distributions              -          -                                   -          -
Shares redeemed                                             -          -                              (5,963)      (663)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding               $     -          -                             $(5,073)      (565)
==========================================================================================================================

                                                                         YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $     -          -                             $ 6,704        712
Shares issued in reinvestment of distributions              -          -                                   4          -(+)
Shares redeemed                                        (1,037)      (108)                             (2,145)      (226)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $(1,037)      (108)                            $ 4,563        486
===========================================================================================================================

* All outstanding Select class shares were redeemed effective November 5, 1999. The Fund continues to offer Select class shares for sale.
(+) Amount rounds to less than 1,000.

U.S. TREASURY INCOME FUND

================================================================================================================================
                                                                   CLASS A                 CLASS B                SELECT*
================================================================================================================================
                                                              Amount      Shares      Amount     Shares     Amount      Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $ 87,754      7,897     $ 7,273       649       $26,007    2,335
Shares issued in connection with Fund reorganization (Note 8)    2,621        236           -         -        46,349    4,175
Shares issued in reinvestment of distributions                   1,630        146         471        42         1,844      164
Shares redeemed                                                (90,916)    (8,193)     (4,516)     (407)       (3,037)    (271)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                       $  1,089         86     $ 3,228       284       $71,163    6,403
================================================================================================================================

                                                                         YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $ 25,235      2,345     $ 3,446       325
Shares issued in reinvestment of distributions                   2,756        260         535        51
Shares redeemed                                                (55,647)    (5,218)     (5,031)     (452)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                       $(27,656)    (2,613)    $(1,050)      (76)
================================================================================================================================

* For Select Shares (formerly Institutional Shares) from commencement of operations on February 16, 2001.

FINANCIAL HIGHLIGHTS

                                                                                           Bond Fund
                                                                 -------------------------------------------------------------
                                                                                            Class I(^)
                                                                 -------------------------------------------------------------
                                                                 10/31/01    10/31/00       10/31/99     10/31/98     10/31/97
                                                                 --------    --------       --------     --------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                               $ 9.43      $ 9.41        $ 10.10       $10.01       $ 9.84
                                                                 --------    --------       --------     --------     --------
Income from Investment Operations:
  Net Investment Income                                              0.58 @      0.60           0.57         0.64         0.65
  Net Gain or Loss in Securities (both realized and unrealized)      0.65        0.02          (0.57)        0.15         0.18
                                                                 --------    --------       --------     --------     --------
   Total from Investment Operations                                  1.23        0.62              -         0.79         0.83
                                                                 --------    --------       --------     --------     --------
Less Distributions:
  Dividends from Net Investment Income                              (0.58)      (0.60)         (0.57)       (0.63)       (0.64)
  Distributions from Capital Gains                                      -       (0.00)(2)      (0.12)       (0.07)       (0.02)
                                                                 --------    --------       --------     --------     --------
   Total Distributions                                              (0.58)      (0.60)         (0.69)       (0.70)       (0.66)
                                                                 --------    --------       --------     --------     --------
Net Asset Value, End of Period                                     $10.08      $ 9.43        $  9.41       $10.10       $10.01
                                                                 ========    ========       ========     ========     ========
Total Return                                                        13.46%       6.83%          0.03%        8.18%        8.78%
Ratios/supplemental Data:
  Net Assets, End of Period (millions)                             $1,016      $  907        $ 1,041       $1,001       $  912
Ratios to Average Net Assets:
  Net Expenses                                                       0.49%       0.49%          0.50%        0.49%        0.50%
  Net Investment Income                                              5.98%       6.37%          5.92%        6.32%        6.59%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                                              0.51%       0.49%          0.51%        0.50%        0.50%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                               5.96%       6.37%          5.91%        6.31%        6.59%
Portfolio Turnover Rate*                                              423%        531%           465%         115%          93%

^   Formerly J.P. Morgan Institutional Bond Fund.
* Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
(2) Amount is less than $0.005
 @  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                            Bond Fund
                                                                 -------------------------------------------------------------
                                                                                         Select Class^@
                                                                 -------------------------------------------------------------
                                                                                            Year Ended
                                                                 -------------------------------------------------------------
                                                                 10/31/01    10/31/00       10/31/99     10/31/98     10/31/97
                                                                 --------    --------       --------     --------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                               $ 9.43      $ 9.41        $ 10.09       $ 9.93       $ 9.82
                                                                 --------    --------       --------     --------     --------
Income from Investment Operations:
  Net Investment Income                                              0.52 +      0.58           0.55         0.62         0.63
  Net Gain or Loss in Securities (both realized and unrealized)      0.70        0.02          (0.57)        0.16         0.17
                                                                 --------    --------       --------     --------     --------
   Total from Investment Operations                                  1.22        0.60          (0.02)        0.78         0.80
                                                                 --------    --------       --------     --------     --------
Less Distributions:
  Dividends from Net Investment Income                              (0.57)      (0.58)         (0.56)       (0.62)       (0.62)
  In Excess of Net Investment Income                                    -       (0.00)(2)          -            -            -
  Distributions from Capital Gains                                      -           -          (0.10)           -        (0.07)
                                                                 --------    --------       --------     --------     --------
   Total Distributions                                              (0.57)      (0.58)         (0.66)       (0.62)       (0.69)
                                                                 --------    --------       --------     --------     --------
Net Asset Value, End of Period                                     $10.08      $ 9.43        $  9.41       $10.09       $ 9.93
                                                                 ========    ========       ========     ========     ========
Total Return                                                        13.32%       6.61%         (0.23%)       8.06%        8.58%
Ratios/supplemental Data:
  Net Assets, End of Period (millions)                             $  315      $  240        $   235       $  216       $  169
Ratio To Average Net Assets:
  Net Expenses                                                       0.69%       0.69%          0.69%        0.66%        0.68%
  Net Investment Income                                              5.77%       6.19%          5.72%        6.14%        6.41%
  Expenses Without Waivers, Reimbursements and Earnings Credits      0.70%       0.69%          0.69%        0.66%        0.68%
  Net Investment Income Without Waivers, Reimbursements
    and Earnings Credits                                             5.76%       6.19%          5.72%        6.14%        6.41%
Portfolio Turnover Rate*                                              423%        531%           465%         115%          93%

----------
^   Formerly J.P. Morgan Bond Fund.
(2) Amount is less than $0.005.
* Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
@ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in Note
    8. Prior periods have been restated to reflect the split.
+   Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                            Bond Fund
                                                               ------------------------------------------------------------------
                                                                              Ultra Class^@                  Class A      Class B
                                                               -------------------------------------------  ---------  ----------
                                                                          Year Ended           12/15/97 ~  9/10/01 ~    9/10/01 ~
                                                               -------------------------------    Through    Through      Through
                                                               10/31/01    10/31/00   10/31/99   10/31/98   10/31/01     10/31/01
                                                               --------    --------   --------   --------   --------    ---------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                             $ 9.47      $ 9.46     $10.02     $ 9.88     $ 9.89       $ 9.89
                                                               --------    --------   --------   --------   --------     --------
Income from Investment Operations:
  Net Investment Income                                            0.54++      0.64       0.60       0.53       0.06         0.06
  Net Gain or Loss in Securities (both realized and unrealized)    0.72       (0.02)     (0.57)      0.16       0.20         0.19
                                                               --------    --------   --------   --------   --------     --------
   Total from Investment Operations                                1.26        0.62       0.03       0.69       0.26         0.25
                                                               --------    --------   --------   --------   --------     --------
Less Distributions:
  Dividends from Net Investment Income                            (0.62)      (0.61)     (0.59)     (0.55)     (0.07)       (0.06)
  Distributions from Capital Gains                                (0.02)          -          -          -          -            -
                                                               --------    --------   --------   --------   --------     --------
   Total Distributions                                            (0.64)      (0.61)     (0.59)     (0.55)     (0.07)       (0.06)
                                                               --------    --------   --------   --------   --------     --------
Net Asset Value, End of Period                                   $10.09      $ 9.47     $ 9.46     $10.02     $10.08       $10.08
                                                               ========    ========   ========   ========   ========     ========
Total Return (1)                                                  13.63%       6.92%      0.28%      7.17%      2.63%        2.53%
Ratios/supplemental Data:
  Net Assets, End of Period (millions)                           $  598      $  466     $  299     $  128     $    - +     $    - +
Ratio To Average Net Assets: #
  Net Expenses                                                     0.37%       0.35%      0.36%      0.37%      0.75%        1.48%
  Net Investment Income                                            6.08%       6.49%      6.08%      6.28%      3.93%        4.07%
  Expenses Without Waivers, Reimbursements and Earnings Credits    0.47%       0.42%      0.49%      0.60%     10.75%       11.25%
  Net Investment Income (loss) Without Waivers, Reimbursements
    and Earnings Credits                                           5.98%       6.42%      5.95%      6.05%     (6.07%)      (5.70%)
Portfolio Turnover Rate*                                            423%        531%       465%       115%       423%         423%

----------
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^   Formerly J.P. Morgan Institutional Bond Fund - Ultra.
~   Commencement of offering of class of shares.
+   Amounts round to less than a million.
* Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
#   Short periods have been annualized.
@ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in Note
    8. Prior periods have been restated to reflect the split
++  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                     Short-Term Bond Fund
                                                                    -----------------------------------------------------
                                                                                          Class I^
                                                                    -----------------------------------------------------
                                                                                          Year Ended
                                                                    -----------------------------------------------------
                                                                    10/31/01    10/31/00   10/31/99   10/31/98   10/31/97
                                                                    --------    --------   --------   --------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                  $ 9.58      $ 9.67     $ 9.96     $ 9.84     $ 9.85
                                                                    --------    --------   --------   --------   --------
Income from Investment Operations:
  Net Investment Income                                                 0.54 @      0.60       0.58       0.59       0.61
  Net Gains or Losses in Securities (both realized and unrealized)      0.46       (0.08)     (0.29)      0.12      (0.01)
                                                                    --------    --------   --------   --------   --------
   Total from Investment Operations                                     1.00        0.52       0.29       0.71       0.60
                                                                    --------    --------   --------   --------   --------
Less Distributions:
  Dividends from Net Investment Income                                 (0.55)      (0.61)     (0.54)     (0.59)     (0.61)
  Distributions from Capital Gains                                         -           -      (0.04)         -          -
                                                                    --------    --------   --------   --------   --------
   Total Dividends and Distributions                                   (0.55)      (0.61)     (0.58)     (0.59)     (0.61)
                                                                    --------    --------   --------   --------   --------
Net Asset Value, End of Period                                        $10.03      $ 9.58     $ 9.67     $ 9.96     $ 9.84
                                                                    ========    ========   ========   ========   ========
Total Return (1)                                                       10.70%       5.49%      3.03%      7.40%      6.24%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)                             $  697      $  415     $  354     $  233     $   27
Ratios to Average Net Assets:
  Net Expenses                                                          0.30%       0.30%      0.29%      0.25%      0.25%
  Net Investment Income                                                 5.52%       6.30%      5.51%      5.84%      6.19%
  Expenses Without Waivers, Reimbursements and Earnings Credits         0.48%       0.47%      0.51%      0.62%      0.96%
  Net Investment Income Without Waivers, Reimbursements
    and Earnings Credits                                                5.34%       6.13%      5.29%      5.47%      5.48%
Portfolio Turnover Rate*                                                 160%        271%       398%       381%       219%

----------
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly J.P. Morgan Institutional Short Term Bond Fund.
 * Percentages prior to 9/10/01 reflect the portfolio turnover of the Short Term Bond Portfolio, in which the Fund invested all of its investable assets.
 @  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                      Short Term Bond Fund
                                                                ------------------------------------------------------------------
                                                                                Select Class^@                            Class A
                                                                ------------------------------------------------------   ---------
                                                                                  Year Ended                             9/10/01 ~
                                                                ------------------------------------------------------     Through
                                                                10/31/01    10/31/00    10/31/99   10/31/98   10/31/97    10/31/01
                                                                --------    --------    --------   --------   --------   ---------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                              $ 9.61      $ 9.70      $10.00     $ 9.87    $  9.88     $  9.87
                                                                --------    --------     --------   --------   --------   --------
Income from Investment Operations:
  Net Investment Income                                             0.51 +      0.58        0.57       0.56       0.58        0.05
  Net Gain or Loss in Securities (both realized and unrealized)     0.46       (0.09)      (0.31)      0.13      (0.01)       0.15
                                                                --------    --------     --------   --------   --------   --------
   Total from Investment Operations                                 0.97        0.49        0.26       0.69       0.57        0.20
                                                                --------    --------     --------   --------   --------   --------
Less Distributions:
  Dividends from Net Investment Income                             (0.55)      (0.58)      (0.51)     (0.56)     (0.58)      (0.06)
  Distributions from Capital Gains                                     -           -       (0.05)         -          -           -
                                                                --------    --------     --------   --------   --------   --------
   Total Distributions                                             (0.55)      (0.58)      (0.56)     (0.56)     (0.58)      (0.06)
                                                                --------    --------     --------   --------   --------   --------
Net Asset Value, End of Period                                    $10.03      $ 9.61      $ 9.70     $10.00    $  9.87     $ 10.01
                                                                ========    ========     ========   ========   ========   ========
Total Return (1)                                                   10.39%       5.19%       2.70%      7.24%      5.98%       2.01%
Ratios/supplemental Data:
   Net Assets, End of Period (millions)                           $   67      $   38      $   39     $   31    $    15     $     2
Ratio To Average Net Assets: #
  Net Expenses                                                      0.60%       0.60%       0.57%      0.50%      0.50%       0.75%
  Net Investment Income                                             5.22%       6.00%       5.24%      5.66%      5.94%       3.62%
  Expenses Without Waivers,
   Reimbursements and Earnings Credits                              0.82%       0.82%       0.80%      0.98%      1.38%      10.76%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                              5.00%       5.78%       5.01%      5.18%      5.06%      (6.39%)
Portfolio Turnover Rate*                                             160%        271%        398%       381%       219%        160%

----------
^   Formerly J.P. Morgan Short Term Bond Fund.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
* The percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.
#   Short periods have been annualized.
~   Commencement of offering of class of shares.
@ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in Note
    8. Prior periods have been restated to reflect the split.
+   Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                Global Strategic Income Fund
                                                                -------------------------------------------------------
                                                                                       Class I ^
                                                                -------------------------------------------------------
                                                                                                               3/14/97*
                                                                                                                Through
                                                                10/31/01    10/31/00   10/31/99   10/31/98     10/31/97
                                                                --------    --------   --------   --------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                              $ 9.29      $ 9.35     $ 9.72     $10.16       $10.00
                                                                  ------      ------     ------     ------       ------

Income from Investment Operations:
  Net Investment Income                                             0.69@       0.88       0.62       0.75         0.46
  Net Gains or Losses In Securities (both realized and unrealized) (0.16)      (0.25)     (0.37)     (0.45)        0.15
                                                                  ------      ------     ------     ------       ------
   Total from Investment Operations                                 0.53        0.63       0.25       0.30         0.61
                                                                  ------      ------     ------     ------       ------
Distributions to Shareholders from:
  Dividends from Net Investment Income                             (0.87)      (0.69)     (0.62)     (0.70)       (0.45)
  Distributions from Capital Gains                                                            -      (0.02)
  Tax Return of Capital                                                -           -          -      (0.02)           -
                                                                  ------      ------     ------     ------       ------
   Total Dividends and Distributions                               (0.87)      (0.69)     (0.62)     (0.74)       (0.45)
                                                                  ------      ------     ------     ------       ------
Net Asset Value, End of Period                                    $ 8.95      $ 9.29     $ 9.35     $ 9.72       $10.16
                                                                  ======      ======     ======     ======       ======
Total Return                                                        5.86%       6.93%      2.62%      2.91%        6.15%(a)
  Net Assets, End of Period (in millions)                         $  143      $  163     $  183     $  224       $  105
Ratios to Average Net Assets: #
  Net Expenses                                                      0.65%       0.65%      0.65%      0.65%        0.65%
  Net Investment Income                                             7.50%       7.36%      6.70%      6.59%        7.12%
  Expenses Without Waivers, Reimbursements and Earnings Credits     0.80%       0.80%      0.78%      0.83%        1.18%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits                           7.35%       7.21%      5.29%      6.41%        6.59%
Portfolio Turnover Rate+                                            107%        266%       318%       368%         212%

----------
*   Commencement of operations.
#   Short periods have been annualized.
^   Formerly J.P. Morgan Institutional Global Strategic Income Fund.
+ Percentages prior to 9/10/01 reflect the portfolio turnover of the Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.
@   Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                   Global Strategic Income Fund
                                                               ------------------------------------------------------------------
                                                                             Select Class^@                  Class A     Class B
                                                               --------------------------------------------  --------   ---------
                                                                          Year Ended             11/05/97~    9/10/01~    9/10/01~
                                                               -------------------------------    Through     Through     Through
                                                               10/31/01    10/31/00   10/31/99   10/31/98    10/31/01    10/31/01
                                                               --------    --------   --------   --------    --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                             $ 9.42      $ 9.47     $ 9.84     $10.28     $ 9.13      $  9.13
                                                               --------    --------   --------   --------    --------    --------
Income from Investment Operations:
  Net Investment Income                                            0.67++      0.87       0.60       0.70       0.09         0.08
  Net Gain or Loss in Securities (both realized and unrealized)   (0.38)      (0.26)     (0.38)     (0.49)     (0.22)       (0.22)
                                                               --------    --------   --------   --------    --------    --------
   Total from Investment Operations                                0.29        0.61       0.22       0.21      (0.13)       (0.14)
                                                               --------    --------   --------   --------    --------    --------
Less Distributions:
  Dividends from Net Investment Income                            (0.76)      (0.66)     (0.59)     (0.63)     (0.09)       (0.08)
  Distributions from Capital Gains                                    -           -          -      (0.02)         -            -
                                                               --------    --------   --------   --------    --------    --------
   Total Distributions                                            (0.76)      (0.66)     (0.59)     (0.65)     (0.09)       (0.08)
                                                               --------    --------   --------   --------    --------    --------
Net Asset Value, End of Period                                   $ 8.95      $ 9.42     $ 9.47     $ 9.84     $ 8.91      $  8.91
                                                               ========    ========   ========   ========    ========    ========
Total Return (1)                                                   5.46%       6.57%      2.26%      1.97%     (2.30%)      (2.41%)
Ratios/supplemental Data:
  Net Assets, End of Period (millions)                           $    5      $    7     $    9     $   10          -+           -+
Ratio To Average Net Assets:#
  Net Expenses                                                     1.00%       1.00%      1.00%      1.00%      1.25%        1.75%
  Net Investment Income                                            7.32%       7.05%      6.35%      6.24%      6.99%        6.50%
  Expenses Without Waivers, Reimbursements and Earnings Credits    2.63%       2.50%      1.54%      1.89%      11.01%      11.51%
  Net Investment Income Without Waivers, Reimbursements
    and Earnings Credits                                           5.69%       5.55%      5.81%      5.35%     (2.77%)      (3.26%)
Portfolio Turnover Rate*                                            107%        266%       318%       368%       107%         107%

----------
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly J.P. Morgan Global Strategic Income Fund.
 +  Amounts round to less than a million.
 * The percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.
 #  Short periods have been annualized.
 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in Note
    8. Prior periods have been restated to reflect the split.
 ++ Calculated based upon average shares outstanding.
 ~  Commencement of offering of class of shares.

                       See notes to financial statements.

                                                                                  Bond Fund II @
                                                   ----------------------------------------------------------------------------
                                                                      Select Class                          Class A     Class B
                                                   ------------------------------------------------------   ---------  --------

                                                                  Year Ended                      1/1/97*   3/2/01^    3/2/01^
                                                   --------------------------------------------   Through    Through    Through
                                                   10/31/01    10/31/00    10/31/99   10/31/98   10/31/97   10/31/01   10/31/01
                                                   --------    --------    --------   --------   --------   --------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                 $38.02      $38.38      $41.29     $41.01     $40.34     $39.55     $39.55
                                                   --------    --------    --------   --------   --------   --------   --------
Income from Investment Operations:
  Net Investment Income                                2.18        2.38        2.36       2.56       2.31       1.32       1.12
  Net Gain or Loss in Securities
   (both realized and unrealized)                      2.95       (0.36)      (2.37)      0.76       0.67       1.46       1.41
                                                   --------    --------    --------   --------   --------   --------   --------
   Total from Investment Operations                    5.13        2.02       (0.01)      3.32       2.98       2.78       2.53
                                                   --------    --------    --------   --------   --------   --------   --------
Less Distributions:
  Dividends from Net Investment Income                (2.18)      (2.38)      (2.36)     (2.55)     (2.31)     (1.32)     (1.12)
  Distributions from Capital Gains                        -           -       (0.54)     (0.49)         -          -          -
                                                   --------    --------    --------   --------   --------   --------   --------
   Total Distributions                                (2.18)      (2.38)      (2.90)     (3.04)     (2.31)     (1.32)     (1.12)
                                                   --------    --------    --------   --------   --------   --------   --------
Net Asset Value, End of Period                       $40.97      $38.02      $38.38     $41.29     $41.01     $41.01     $40.96
                                                   ========    ========    ========   ========   ========   ========   ========
Total Return (1)                                      13.87%       5.50%      (0.01%)     8.44%      7.64%      7.23%      6.58%
Ratios/supplemental Data:
  Net Assets, End of Period (millions)               $  683      $  587      $  620     $  590     $  520      $  63     $    8
Ratios to Average Net Assets:#
  Net Expenses                                         0.63%       0.69%       0.03%      0.03%      0.02%      0.75%      1.50%
  Net Investment Income                                5.52%       6.30%       5.97%      6.27%      6.89%      4.90%      4.22%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                                0.75%       0.71%       0.49%      0.51%      0.49%      1.25%      1.75%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                 5.40%       6.28%       5.51%      5.79%      6.42%      4.40%      3.97%
Portfolio Turnover Rate                                 319%        157%        300%       306%       261%       319%       319%

----------
@   Formerly Chase Vista Select Bond Fund.
*   Commencement of operations.
^   Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                      Short-Term Bond Fund II^
                                                       --------------------------------------------------------
                                                                            Select Class
                                                       --------------------------------------------------------
                                                                             Year Ended
                                                       --------------------------------------------------------
                                                        10/31/01    10/31/00    10/31/99   10/31/98    10/31/97
                                                       ---------    --------    --------   --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                      $ 9.90     $  9.95     $ 10.15     $10.11      $10.12
                                                          ------     -------     -------     ------      ------
Income from Investment Operations:
  Net Investment Income                                     0.42@       0.59        0.49       0.57        0.62
  Net Gains or Losses in Securities
  (both realized and unrealized)                            0.57       (0.05)      (0.20)      0.02       (0.01)
                                                          ------     -------     -------     ------      ------
   Total from Investment Operations                         0.99        0.54        0.29       0.59        0.61
                                                          ------     -------     -------     ------      ------
Less Distributions:
Dividends from net Investment Income                       (0.49)      (0.59)      (0.49)     (0.55)      (0.62)
                                                          ------     -------     -------     ------      ------
  Total Dividends and Distributions                        (0.49)      (0.59)      (0.49)     (0.55)      (0.62)
                                                          ------     -------     -------     ------      ------
Net Asset Value, End of Period                            $10.40     $  9.90     $  9.95     $10.15      $10.11
                                                          ======     =======     =======     ======      ======
Total Return                                               10.29%       5.56%       2.97%      6.03%       6.23%
Ratios/Supplemental Data:
  Net assets, end of period (in millions)                 $  144     $    21     $    28     $   31      $   38
Ratios to Average Net Assets:
  Net Expenses                                              0.50%       0.45%       0.42%      0.42%       0.42%
  Net Investment Income                                     4.15%       5.99%       4.89%      5.68%       6.08%
  Expenses Without Waivers, Reimbursements
  and Earnings Credits                                      0.77%       1.02%       1.02%      1.04%       0.93%
  Net Investment Income Without Waivers,
  Reimbursements and Earnings Credits                       3.88%       5.42%       4.29%      5.06%       5.57%
Portfolio Turnover Rate                                      315%        139%        302%       439%        471%

----------
^   Formerly Chase Vista Short-Term Bond Fund.
@   Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                       Short-Term Bond Fund II^
                                            ----------------------------------------------------------------------------
                                                                Class A                                Class M
                                            -----------------------------------------------  ---------------------------
                                                                                                    Year
                                                              Year Ended                            Ended      07/01/99*
                                            -----------------------------------------------  -----------------   Through
                                            10/31/01  10/31/00 10/31/99  10/31/98  10/31/97  10/31/01 10/31/00  10/31/99
                                            --------  -------- --------  --------  --------  -------- --------  --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period          $ 9.89   $  9.94   $10.14    $10.10    $10.10    $ 9.89  $  9.94   $  9.98
                                              ------   -------   ------    ------    ------    ------  -------   -------
Income from Investment Operations:
  Net Investment Income                         0.43@     0.56     0.46      0.53      0.58      0.35@    0.54      0.16
  Net Gains or Losses in Securities
   (both realized and unrealized)               0.53     (0.05)   (0.20)     0.02         -      0.58    (0.05)    (0.04)
                                              ------   -------   ------    ------    ------    ------  -------   -------
   Total from Investment Operations             0.96      0.51     0.26      0.55      0.58      0.93     0.49      0.12
                                              ------   -------   ------    ------    ------    ------  -------   -------
Less Distributions:
  Dividends from Net Investment Income         (0.47)    (0.56)   (0.46)    (0.51)    (0.58)    (0.45)   (0.54)    (0.16)
                                              ------   -------   ------    ------    ------    ------  -------   -------
   Total Dividends and Distributions           (0.47)    (0.56)   (0.46)    (0.51)    (0.58)    (0.45)   (0.54)    (0.16)
                                              ------   -------   ------    ------    ------    ------  -------   -------
Net Asset Value, End of Period                $10.38   $  9.89   $ 9.94    $10.14    $10.10    $10.37  $  9.89   $  9.94
                                              ======   =======   ======    ======    ======    ======  =======   =======
Total Return (1)                                9.95%     5.27%    2.64%     5.58%     5.91%     9.63%    5.04%     1.26%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)     $   52   $    19   $   22    $   19    $   10    $  689  $    13   $     3
Ratios to Average Net Assets:#
  Net Expenses                                  0.75%     0.75%    0.75%     0.76%     0.75%     1.00%    0.99%     0.97%
  Net Investment Income                         4.25%     5.68%    4.58%     5.28%     5.76%     3.45%    5.51%     4.72%
  Expenses Without Waivers,
   Reimbursements and Earnings Credits          1.15%     1.37%    1.37%     1.44%     1.31%     1.11%    1.73%     1.41%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits          3.85%     5.06%    3.96%     4.60%     5.20%     3.34%    4.77%     4.28%
Portfolio Turnover Rate                          315%      139%     302%      439%      471%      315%     139%      302%

----------
*   Commencement of offering class of shares.
#   Short periods have been annualized.
(1) Total return figures do not include the effect of
    any front-end or deferred sales load.
^   Formerly Chase Vista Short-Term Bond Fund.
@   Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                            Intermediate Bond Fund@
                                                       -----------------------------------------------------------------
                                                                           Select Class                         Class A
                                                       ----------------------------------------------------    ---------
                                                                          Year Ended                1/1/97*     2/16/01^
                                                       ------------------------------------------   Through      Through
                                                       10/31/01   10/31/00   10/31/99   10/31/98   10/31/97     10/31/01
                                                       --------   --------   --------   --------   --------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                     $ 9.66      $9.69     $10.36     $10.19     $10.09      $ 10.03
                                                         ------      -----     ------     ------     ------      -------
Income from Investment Operations:
  Net Investment Income                                    0.53       0.55       0.55       0.62       0.55         0.35
  Net Gains or Losses In Securities
  (both realized and unrealized)                           0.83      (0.03)     (0.52)      0.17       0.10         0.45
                                                         ------      -----     ------     ------     ------      -------
    Total from Investment Operations                       1.36       0.52       0.03       0.79       0.65         0.80
                                                         ------      -----     ------     ------     ------      -------
Less Distributions:
  Dividends from Net Investment Income                    (0.53)     (0.55)     (0.55)     (0.62)     (0.55)       (0.35)
  Distributions from Capital Gains                            -          -      (0.15)         -          -            -
                                                         ------      -----     ------     ------     ------      -------
    Total Distributions                                   (0.53)     (0.55)     (0.70)     (0.62)     (0.55)       (0.35)
                                                         ------      -----     ------     ------     ------      -------
Net Asset Value, End of Period                           $10.49      $9.66     $ 9.69     $10.36     $10.19      $ 10.48
                                                         ======      =====     ======     ======     ======      =======
Total Return (1)                                          14.48%      5.61%      0.33%      7.98%      6.71%        8.19%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)                $  500      $ 387     $  376     $  353     $  319      $     4
Ratios to Average Net Assets:#
  Net Expenses                                             0.75%      0.70%      0.04%      0.04%      0.06%        0.90%
  Net Investment Income                                    5.29%      5.78%      5.55%      6.16%      6.67%        4.95%
  Expenses Without Waivers, Reimbursements
  and Earnings Credits                                     0.77%      0.72%      0.50%      0.52%      0.54%        1.43%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                     5.27%      5.76%      5.09%      5.68%      6.19%        4.42%
Portfolio Turnover Rate                                     238%       110%       123%       168%       193%         238%

----------
@   Formerly Chase Vista Select Intermediate Bond Fund.
*   Commencement of operations.
^   Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#   Short periods have been annualized.

                See notes to financial statements.

                                                                  Strategic Income Fund^
                                     ---------------------------------------------------------------------------------------
                                               Class A                      Class B                     Class C
                                     ---------------------------   ---------------------------   ---------------------------
                                       Year     Year   11/30/98*     Year    Year    11/30/98*     Year     Year   11/30/98*
                                       Ended    Ended    Through     Ended   Ended     Through     Ended    Ended    Through
                                     10/31/01 10/31/00  10/31/99   10/31/01 10/31/00  10/31/99   10/31/01 10/31/00  10/31/99
                                     -------- -------- ---------   -------- -------- ---------   -------- -------- ---------
Per Share Operating Performance:
Net Asset Value, Beginning of Period   $ 9.05    $9.59    $10.00    $ 9.05   $  9.59   $ 10.00   $   9.05   $ 9.59   $ 10.00
                                       ------    -----    ------    ------   -------   -------   --------   ------   -------
Income from Investment Operations:
  Net Investment Income                  0.62     0.78      0.72      0.57      0.74      0.71       0.57     0.74      0.71
  Net Gains or Losses In Securities
   (both realized and unrealized)       (0.20)   (0.53)    (0.41)    (0.20)    (0.53)    (0.41)     (0.20)   (0.53)    (0.41)
                                       ------    -----    ------    ------   -------   -------   --------   ------   -------
   Total from Investment Operations      0.42     0.25      0.31      0.37      0.21      0.30       0.37     0.21      0.30
                                       ------    -----    ------    ------   -------   -------   --------   ------   -------
Distributions to Shareholders from:
  Dividends from Net Investment Income  (0.60)   (0.78)    (0.72)    (0.55)    (0.74)    (0.71)     (0.55)   (0.74)    (0.71)
  Distributions from Capital Gains          -        -         -         -         -         -          -        -         -
  Tax Return of Capital                 (0.02)   (0.01)        -     (0.02)    (0.01)    (0.02)     (0.02)   (0.01)        -
                                       ------    -----    ------    ------   -------   -------   --------   ------   -------
   Total Dividends and Distributions    (0.62)   (0.79)    (0.72)    (0.57)    (0.75)    (0.71)     (0.57)   (0.75)    (0.71)
                                       ------    -----    ------    ------   -------   -------   --------   ------   -------
Net Asset Value, End of Period         $ 8.85    $9.05    $ 9.59    $ 8.85   $  9.05   $  9.59   $   8.85   $ 9.05   $  9.59
                                       ======    =====    ======    ======   =======   =======   ========   ======   =======
Total Return (1)                         4.73%    2.59%     3.23%     4.20%     2.17%     3.13%      4.21%    2.15%     3.12%
Net Assets, End of Period (in millions)$    2    $   2    $    3    $    8   $     8   $     5   $      3   $    2   $     4
Ratios to Average Net Assets:#
  Net Expenses                           1.25%    1.11%     0.15%     1.75%     1.53%     0.17%      1.75%    1.49%     0.17%
  Net Investment Income                  6.81%    7.84%     8.38%     6.35%     7.42%     8.40%      6.33%    7.46%     8.40%
  Expenses Without Waivers,
   Reimbursements and Earnings Credits   2.75%    2.43%     3.59%     3.25%     3.06%     3.98%      3.25%    2.89%     3.98%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits   5.31%    6.52%     4.94%     4.85%     5.89%     4.59%      4.83%    6.06%     4.59%
Portfolio Turnover Rate                   174%     113%      136%      174%      113%      136%       174%     113%      136%

----------
*   Commencement of operations.
#   Short periods have been annualized.
(1) Total return figures do not include the effect of any
    front-end or deferred sales load.
^   Formerly Chase Vista Strategic Income Fund.

                       See notes to financial statements.

                                                                                          Strategic Income Fund^
                                                                             --------------------------------------------
                                                                                            Class M               Select
                                                                                                                   Class
                                                                            ----------------------------------   --------
                                                                                 Year       Year    10/28/99** 11/30/98*~
                                                                                 Ended      Ended     Through     Through
                                                                               10/31/01   10/31/00    10/31/99   10/31/99
                                                                             ----------   --------  ----------  ---------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                            $  9.03     $ 9.59    $   9.64    $ 10.00
                                                                                -------     ------    --------    -------
Income from Investment Operations:
  Net Investment Income                                                            0.60       0.75        0.07       0.72
  Net Gains or Losses in Securities (both realized and unrealized)                (0.20)     (0.55)      (0.05)     (0.41)
                                                                                -------     ------    --------    -------
   Total from Investment Operations                                                0.40       0.20        0.02       0.31
                                                                                -------     ------    --------    -------
Distributions to Shareholders from:
  Dividends from Net Investment Income                                            (0.58)     (0.75)      (0.07)     (0.72)
  Distributions from Capital Gains                                                    -          -           -          -
  Tax Return of Capital                                                           (0.02)     (0.01)          -          -
                                                                                -------     ------    --------    -------
   Total Dividends and Distributions                                              (0.60)     (0.76)      (0.07)     (0.72)
                                                                                -------     ------    --------    -------
Net Asset Value, end Of Period                                                  $  8.83     $ 9.03    $   9.59    $  9.59
                                                                                =======     ======    ========    =======
Total Return (1)                                                                   4.50%      2.10%       0.16%      3.29%
  Net Assets, End of Period (in millions)                                       $    10     $   16    $     12    $     1
Ratios to Average Net Assets:#
  Net Expenses                                                                     1.45%      1.43%       0.17%      0.24%
  Net Investment Income                                                            6.69%      7.52%       4.56%      8.07%
  Expenses Without Waivers, Reimbursements and Earnings Credits                    2.55%      2.54%       3.73%      3.87%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits       5.59%      6.41%       1.00%      4.44%
Portfolio Turnover Rate                                                             174%       113%        136%       136%

----------
*   Commencement of operations.
**  Commencement of offering of class of shares.
#   Short periods have been annualized.
~ All outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Select Class shares for sale.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^   Formerly Chase Vista Strategic Income Fund.

                       See notes to financial statements.

                                                                                   U.S. Treasury Income Fund^
                                                                   ---------------------------------------------------------
                                                                                             Class A
                                                                   ---------------------------------------------------------
                                                                                           Year Ended
                                                                   ---------------------------------------------------------
                                                                   10/31/01    10/31/00    10/31/99   10/31/98      10/31/97
                                                                   --------    --------    --------   --------      --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                 $10.77     $ 10.67     $ 11.66    $ 11.26      $  11.13
                                                                     ------     -------     -------    -------      --------
Income from Investment Operations:
  Net Investment Income                                                0.39        0.68        0.71       0.75          0.66
  Net Gain or (losses) in Securities
   (both realized and unrealized)                                      1.15        0.10       (0.99)      0.40          0.13
                                                                     ------     -------     -------    -------      --------
   Total from Investment Operations                                    1.54        0.78       (0.28)      1.15          0.79
                                                                     ------     -------     -------    -------      --------
Distributions to Shareholders from:
  Dividends from Net Investment Income                                (0.54)      (0.68)      (0.71)     (0.75)        (0.66)
  Distributions from Capital Gains                                        -           -           -          -             -
                                                                     ------     -------     -------    -------      --------
   Total Dividends and Distributions                                  (0.54)      (0.68)      (0.71)     (0.75)        (0.66)
                                                                     ------     -------     -------    -------      --------
Net Asset Value, End of Period                                       $11.77     $ 10.77     $ 10.67    $ 11.66      $  11.26
                                                                     ======     =======     =======    =======      ========
Total Return (1)                                                      14.72%       7.63%      (2.41%)    10.59%         7.35%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)                            $   46     $    41     $    69    $    63      $     85
Ratios to Average Net Assets:
  Net Expenses                                                         0.75%       0.75%       0.75%      0.79%         0.90%
  Net Investment Income                                                3.46%       6.45%       6.40%      6.53%         5.97%
  Expenses Without Waivers, Reimbursements and Earnings Credits        1.35%       1.30%       1.32%      1.30%         1.21%
  Net Investment Income Without Waivers, Reimbursements
   and Earnings Credits                                                2.86%       5.90%       5.83%      6.02%         5.66%
Portfolio Turnover Rate                                                 134%         29%         59%        75%          179%

----------
(1) Total return figures do not include the effect of any
    front-end or deferred sales load.
^   Formerly Chase Vista U.S. Treasury Income Fund.

                       See notes to financial statements.

                                                                                U.S. Treasury Income Fund^
                                                       --------------------------------------------------------------------
                                                                                Class B                       Select Class
                                                       --------------------------------------------------------------------
                                                                              Year Ended                          2/16/01*
                                                       -----------------------------------------------------       Through
                                                       10/31/01    10/31/00   10/31/99   10/31/98   10/31/97      10/31/01
                                                       --------    --------   --------   --------   --------      --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                     $10.75      $10.67     $11.66     $11.25     $11.11      $  11.10
                                                         ------      ------     ------     ------     ------      --------
Income from Investment Operations:
  Net Investment Income                                    0.29        0.59       0.61       0.65       0.58          0.37
  Net Gain or (Losses) in Securities
   (both realized and unrealized)                          1.15        0.08      (0.99)      0.41       0.13          0.66
                                                         ------      ------     ------     ------     ------      --------
   Total from Investment Operations                        1.44        0.67      (0.38)      1.06       0.71          1.03
                                                         ------      ------     ------     ------     ------      --------
Distributions to Shareholders from:
  Dividends from Net Investment Income                    (0.44)      (0.59)     (0.61)     (0.65)     (0.57)        (0.36)
  Distributions from Capital Gains                            -           -          -          -          -             -
                                                         ------      ------     ------     ------     ------      --------
   Total Dividends and Distributions                      (0.44)      (0.59)     (0.61)     (0.65)     (0.57)        (0.36)
                                                         ------      ------     ------     ------     ------      --------
Net Asset Value, End of Period                           $11.75      $10.75     $10.67     $11.66     $11.25      $  11.77
                                                         ======      ======     ======     ======     ======      ========
Total Return (1)                                          13.74%       6.49%     (3.27%)     9.68%      6.56%         9.52%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)                $   20      $   16     $   16     $   14     $   11      $     76
Ratios to average net assets:#
  Net Expenses                                             1.64%       1.64%      1.64%      1.64%      1.64%         0.55%
  Net investment income                                    2.59%       5.56%      5.51%      5.69%      5.24%         4.73%
  Expenses without waivers, reimbursements
   and earnings credits                                    1.85%       1.80%      1.82%      1.79%      1.71%         0.98%
   Net investment income without waivers,
   reimbursements and earnings credits                     2.38%       5.40%      5.33%      5.54%      5.17%         4.30%
Portfolio turnover rate                                     134%         29%        59%        75%       179%          134%

----------
*   Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any
    front-end or deferred sales load.
^   Formerly Chase Vista U.S. Treasury Income Fund.
#   Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Funds, Mutual Fund Group, and
Mutual Fund Select Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of JPMorgan Bond Fund, JPMorgan Short-Term Bond Fund, JPMorgan Global Strategic Income Fund (separate portfolios of J.P. Morgan Institutional Funds), JPMorgan Short-Term Bond Fund II, JPMorgan Strategic Income Fund and JPMorgan U.S. Treasury Income Fund (separate portfolios of Mutual Fund Group), and JPMorgan Bond Fund II and JPMorgan Intermediate Bond Fund (separate portfolios of Mutual Fund Select Group, hereafter referred to as the "Funds") at October 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 21, 2001

JPMORGAN FUNDS
SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Group, Mutual Fund Select Group and Mutual Fund Investment Trust:

    Acquiring Fund                                        Target Fund(s):
============================================================================================
Chase Vista U.S. Treasury Income Fund            Chase Vista U.S. Government Securities Fund
                                                 ("CVUSGSF")
                                                 Chase U.S. Government Securities Fund
                                                 ("CUSGSF")
Chase Vista Select Intermediate Bond Fund        Chase Intermediate Term Bond Fund ("CITBF")
Chase Vista Select Bond Fund                     Chase Vista Bond Fund ("CVBF")
                                                 Chase Income Fund ("CIF")
Chase Vista Short-Term Bond Fund                 Chase Vista Select Short-Term Bond Fund
                                                 ("CVSSTBF")
                                                 Chase Short-Intermediate Term U.S.
                                                 Government Securities Fund ("CSITUSGSF")

Under the Reorganization Plan, the Target Funds would transfer all of their asset and liabilities to the Acquiring Funds in a tax-free reorganization. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of shareholders of CVUSGSF, CUSGSF, CITBF, CVBF, CIF, CVSSTBF, and CSITUSGSF, respectively, approved the Reorganization Plan by the following votes:

                                             For     Against    Abstain
========================================================================
CVUSGSF                                  2,970,540    12,210          -
CUSGSF                                     282,815         -          -
CITBF                                    2,135,434    12,925     20,807
CVBF                                                 143,084     60,537
CIF                                      1,473,770    37,724     28,072
CVSSTBF                                  1,852,442         -      7,197
CSITUSGSF                                1,109,105    34,102    117,396

A Special Meeting of Shareholders was held on July 3, 2001 and July 25, 2001 at 1211 Avenue of the Americas, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of J.P. Morgan Funds and J.P. Morgan Institutional Funds:

Acquiring Fund:                                                      Target Fund(s):
====================================================================================================
J.P. Morgan Institutional Bond Fund                     J.P. Morgan Bond Fund ("JPMBF")
                                                        J.P. Morgan Ultra Bond Fund ("JPMUBF")
J.P. Morgan Institutional Short Term Bond Fund          J.P. Morgan Short Term Bond Fund ("JPMSTBF")
J.P. Morgan Institutional Global Strategic Income Fund  J.P. Morgan Global Strategic Income Fund
                                                        ("JPMGSIF")

Under the Reorganization Plan, the Target Funds would transfer all of their assets and liabilities to the Acquiring Funds. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of the shareholders of the JPMBF, JPMUBF, JPMSTBF, and JPMGSIF, respectively, approved the Reorganization Plan by the following votes:

                                          For         Against       Abstain
=============================================================================
JPMBF                                  215,202,489    1,195,859     1,903,890
JPMUBF                                 344,312,141            -             -
JPMSTBF                                 24,223,006      186,343       402,456
JPMGSIF                                  3,943,867      514,922             -

A special Meeting of Shareholders was held on July 3, 2001 and July 25, 2001 at 1211 Avenue of Americas, New York, New York 10036 for purposes of approving the election of eight Trustees. A majority of shareholders of Mutual Fund Group, Mutual Fund Select Group and J.P. Morgan Institutional Trust, respectively, approved the election of each Trustee by the following votes:

MUTUAL FUND GROUP

                                 Affirmative            Negative
================================================================
William J. Armstrong           100,707,083             2,148,607
Roland R. Eppley               100,624,484             2,231,206
Ann Maynard Gray               100,682,300             2,173,390
Matthew Healey                 100,660,562             2,195,129
Fergus Reid, III               100,706,969             2,148,720
James J. Schonbachler          100,684,890             2,170,800
Leonard M Spalding, Jr.        100,590,450             2,265,239
H. Richard Vartabedian         100,580,909             2,274,781

MUTUAL FUND SELECT GROUP

                                 Affirmative            Negative
================================================================
William J. Armstrong           116,454,158               634,066
Roland R. Eppley               116,438,211               627,351
Ann Maynard Gray               116,453,564               611,999
Matthew Healey                 116,453,564               611,999
Fergus Reid, III               116,434,092               631,471
James J. Schonbachler          116,453,564               611,999
Leonard M Spalding, Jr.        116,449,445               616,118
H. Richard Vartabedian         116,453,564               611,999

                                      137

J.P. MORGAN INSTITUTIONAL FUNDS

                                Affirmative             Negative
================================================================
William J. Armstrong        11,434,465,969           258,516,576
Roland R. Eppley            11,434,752,987           258,299,558
Ann Maynard Gray            11,435,362,705           257,619,840
Matthew Healey              11,434,895,299           258,087,246
Fergus Reid, III            11,433,260,533           259,722,012
James J. Schonbachler       11,435,267,865           257,714,680
Leonard M Spalding, Jr.     11,434,645,836           258,336,709
H. Richard Vartabedian      11,434,362,604           258,619,941

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

JPMORGAN FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

FIXED INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

INVESTMENT ADVISER
JPMorgan Fleming Asset Management
JPMorgan Investment Management, Inc.

ADMINISTRATOR, SHAREHOLDER AND FUND SERVICING AGENT AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank. JPMorgan Chase Bank and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

 (C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. December 2001 AN-FI-1201